                               [NATIONWIDE LOGO]


                                  NATIONWIDE(R)
                                    FIDELITY
                                     ADVISOR
                                    VARIABLE
                                     ACCOUNT

                                  ANNUAL REPORT
                                    FIDELITY
                                     ADVISOR
                                  ANNUITIES(SM)
                                DECEMBER 31, 2001

                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                          [PHOTOGRAPH JOSEPH J. GASPER]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide Fidelity Advisor Variable Account.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the '90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.


                              /S/ Joseph J. Gasper

                           Joseph J. Gasper, President
                               February 20, 2002


                                       3
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                                       4

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Fidelity Advisor Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-494-1132 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwannuities.com/fidelity for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 34. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 23, provide further disclosures about the variable account and its underlying contract provisions.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2001

ASSETS:

  Investments at fair value:

    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
       2,908,342 shares (cost $70,102,370) ...............................................   $   66,164,785

    Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
       1,925,735 shares (cost $47,008,803) ...............................................       43,656,420

    Fidelity(R) VIP - Equity-Income Portfolio: Service Class 2 (FidVIPEI2)
       1,083,286 shares (cost $25,249,816) ...............................................       24,471,433

    Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
       3,140,826 shares (cost $152,256,463) ..............................................      105,563,170

    Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
       2,421,977 shares (cost $113,837,353) ..............................................       81,087,803

    Fidelity(R) VIP - Growth Portfolio: Service Class 2 (FidVIPGr2)
       1,196,479 shares (cost $50,623,828) ...............................................       39,890,602

    Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
       7,927,278 shares (cost $61,711,131) ...............................................       50,813,853

    Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
       3,678,570 shares (cost $36,851,467) ...............................................       23,469,274

    Fidelity(R) VIP - High Income Portfolio: Service Class 2 (FidVIPHI2)
       1,427,502 shares (cost $11,148,901) ...............................................        9,078,912

    Fidelity(R) VIP - Money Market Portfolio: Initial Class (FidVIPMMkt)
       109,255,397 shares (cost $109,255,397) ............................................      109,255,397

    Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
       3,574,806 shares (cost $74,426,074) ...............................................       49,618,309

    Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
       1,196,974 shares (cost $23,723,504) ...............................................       16,554,147

    Fidelity(R) VIP - Overseas Portfolio: Service Class 2 (FidVIPOv2)
       670,742 shares (cost $9,611,069) ..................................................        9,262,944

    Fidelity(R) VIP - Value Portfolio: Service Class (FidVIPVlS)
       64,331 shares (cost $601,102) .....................................................          620,147

    Fidelity(R) VIP - Value Portfolio: Service Class 2 (FidVIPVl2)
       141,545 shares (cost $1,331,242) ..................................................        1,364,496

    Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
       919,197 shares (cost $15,308,706) .................................................       13,337,550

    Fidelity(R) VIP II - Asset Manager Portfolio: Service Class (FidVIPAMS)
       731,360 shares (cost $12,268,648) .................................................       10,538,899

    Fidelity(R) VIP II - Asset Manager Portfolio: Service Class 2 (FidVIPAM2)
       458,912 shares (cost $6,981,557) ..................................................        6,589,979

    Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Initial Class (FidVIPAMGr)
       791,077 shares (cost $12,490,265) .................................................        9,935,925

    Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
       522,680 shares (cost $8,337,004) ..................................................        6,517,817

    Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class 2 (FidVIPAMGr2)
       371,557 shares (cost $5,187,725) ..................................................        4,618,458

    Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
       4,516,541 shares (cost $107,237,863) ..............................................       90,917,977

    Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
       2,562,863 shares (cost $64,739,036) ...............................................       51,411,027

    Fidelity(R) VIP II - Contrafund Portfolio: Service Class 2 (FidVIPCon2)
       1,059,987 shares (cost $24,137,565) ...............................................       21,199,745

    Fidelity(R) VIP II - Index 500 Portfolio: Initial Class (FidVIPI500)
       1,202,378 shares (cost $178,340,873) ..............................................      156,393,288

    Fidelity(R) VIP II - Investment Grade Bond Portfolio: Initial Class (FidVIPIGBd)
       7,498,727 shares (cost $92,631,699) ...............................................       96,883,548

    Fidelity(R) VIP III - Aggressive Growth Portfolio: Service Class (FidVIPAgGrS)
       38,448 shares (cost $311,347) .....................................................          316,810

    Fidelity(R) VIP III - Aggressive Growth Portfolio: Service Class 2 (FidVIPAgGr2)
       165,469 shares (cost $1,374,340) ..................................................        1,355,188

    Fidelity(R) VIP III - Balanced Portfolio: Initial Class (FidVIPBal)
       6,463,696 shares (cost $86,205,682) ...............................................       88,681,914

    Fidelity(R) VIP III - Balanced Portfolio: Service Class (FidVIPBalS)
       1,681,473 shares (cost $25,180,581) ...............................................       22,968,923

    Fidelity(R) VIP III - Balanced Portfolio: Service Class 2 (FidVIPBal2)
       825,945 shares (cost $11,577,706) .................................................       11,241,112

    Fidelity(R) VIP III - Dynamic Capital Appreciation Fund: Service Class (FidVIPDyCapS)
       126,907 shares (cost $788,686) ....................................................          772,861

    Fidelity(R) VIP III - Dynamic Capital Appreciation Fund: Service Class 2 (FidVIPDyCap2)
       466,611 shares (cost $3,288,516) ..................................................        2,841,658

    Fidelity(R) VIP III - Growth & Income Portfolio: Initial Class (FidVIPGrIn)
       3,660,911 shares (cost $55,248,316) ...............................................       48,287,414

    Fidelity(R) VIP III - Growth & Income Portfolio: Service Class (FidVIPGrInS)
       3,845,063 shares (cost $61,466,933) ...............................................       50,447,224

    Fidelity(R) VIP III - Growth & Income Portfolio: Service Class 2 (FidVIPGrIn2)
       1,385,055 shares (cost $20,190,983) ...............................................       18,102,675

    Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
       17,013,261 shares (cost $313,873,522)
                                                                                                257,410,636


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

    Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
       3,860,354 shares (cost $84,913,597) ...............................................       58,329,945

    Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class 2 (FidVIPGrOp2)
       775,150 shares (cost $14,232,113) .................................................       11,658,250

    Fidelity(R) VIP III - Mid Cap Portfolio: Initial Class (FidVIPMCap)
       148,031 shares (cost $2,771,827) ..................................................        2,901,406

    Fidelity(R) VIP III - Mid Cap Portfolio: Service Class (FidVIPMCapS)
       1,259,950 shares (cost $24,013,222) ...............................................       24,619,414

    Fidelity(R) VIP III - Mid Cap Portfolio: Service Class 2 (FidVIPMCap2)
       1,370,737 shares (cost $26,062,954) ...............................................       26,715,672
                                                                                             --------------

    Total investments ....................................................................    1,725,867,007

Accounts receivable ......................................................................               --
                                                                                             --------------
    Total assets .........................................................................    1,725,867,007

ACCOUNTS PAYABLE .........................................................................           23,821
                                                                                             --------------

CONTRACT OWNERS' EQUITY (NOTE 4) .........................................................   $1,725,843,186
                                                                                             ==============


See accompanying notes to financial statements.
================================================================================

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

                                                          TOTAL          FIDVIPEI       FIDVIPEIS      FIDVIPEI2
                                                      -------------    -----------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $  42,320,932      1,092,776         734,534        140,499
  Mortality and expense risk charges
    (note 2) ......................................     (23,303,996)      (926,080)       (449,722)      (200,061)
                                                      -------------    -----------    ------------    -----------
    Net investment activity .......................      19,016,936        166,696         284,812        (59,562)
                                                      -------------    -----------    ------------    -----------

  Proceeds from mutual funds shares sold ..........     570,740,411      8,734,678       7,717,188        647,275
  Cost of mutual fund shares sold .................    (620,580,878)    (9,233,762)     (8,012,986)      (742,000)
                                                      -------------    -----------    ------------    -----------
    Realized gain (loss) on investments ...........     (49,840,467)      (499,084)       (295,798)       (94,725)
  Change in unrealized gain (loss)
    on investments ................................    (264,649,438)    (7,284,439)     (5,166,889)    (1,144,714)
                                                      -------------    -----------    ------------    -----------
    Net gain (loss) on investments ................    (314,489,905)    (7,783,523)     (5,462,687)    (1,239,439)
                                                      -------------    -----------    ------------    -----------
  Reinvested capital gains ........................      45,788,706      3,070,179       2,166,877        404,362
                                                      -------------    -----------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........   $(249,684,263)    (4,546,648)     (3,010,998)      (894,639)
                                                      =============    ===========    ============    ===========

                                                        FIDVIPGR        FIDVIPGRS      FIDVIPGR2        FIDVIPHI
                                                      -----------      -----------    -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       112,857               --         20,574       9,731,374
  Mortality and expense risk charges
    (note 2) ......................................    (1,807,000)        (911,194)      (414,824)       (942,116)
                                                      -----------      -----------    -----------     -----------
    Net investment activity .......................    (1,694,143)        (911,194)      (394,250)      8,789,258
                                                      -----------      -----------    -----------     -----------

  Proceeds from mutual funds shares sold ..........    34,806,759       18,223,495      1,468,619      53,462,961
  Cost of mutual fund shares sold .................   (38,827,191)     (21,860,817)    (2,116,751)    (83,717,671)
                                                      -----------      -----------    -----------     -----------
    Realized gain (loss) on investments ...........    (4,020,432)      (3,637,322)      (648,132)    (30,254,710)
  Change in unrealized gain (loss)
    on investments ................................   (35,707,925)     (23,458,641)    (7,456,093)     12,911,111
                                                      -----------      -----------    -----------     -----------
    Net gain (loss) on investments ................   (39,728,357)     (27,095,963)    (8,104,225)    (17,343,599)
                                                      -----------      -----------    -----------     -----------
  Reinvested capital gains ........................    10,608,539        7,252,590      1,933,937              --
                                                      -----------      -----------    -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........   (30,813,961)     (20,754,567)    (6,564,538)     (8,554,341)
                                                      ===========      ===========    ===========     ===========

                                                        FIDVIPHIS       FIDVIPHI2      FIDVIPMMKT       FIDVIPOV
                                                      -------------    -----------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   3,729,189        633,619       3,474,279      3,650,279
  Mortality and expense risk charges
    (note 2) ......................................        (274,381)       (91,591)     (1,155,115)      (874,566)
                                                      -------------    -----------    ------------    -----------
    Net investment activity .......................       3,454,808        542,028       2,319,164      2,775,713
                                                      -------------    -----------    ------------    -----------

  Proceeds from mutual funds shares sold ..........       6,686,144        498,525     121,786,625     24,106,490
  Cost of mutual fund shares sold .................     (11,032,409)      (741,469)   (121,786,625)   (29,167,722)
                                                      -------------    -----------    ------------    -----------
    Realized gain (loss) on investments ...........      (4,346,265)      (242,944)             --     (5,061,232)
  Change in unrealized gain (loss)
    on investments ................................      (2,819,677)    (1,461,516)             --    (19,843,527)
                                                      -------------    -----------    ------------    -----------
    Net gain (loss) on investments ................      (7,165,942)    (1,704,460)             --    (24,904,759)
                                                      -------------    -----------    ------------    -----------
  Reinvested capital gains ........................              --             --              --      5,769,796
                                                      -------------    -----------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........   $  (3,711,134)    (1,162,432)      2,319,164    (16,359,250)
                                                      =============    ===========    ============    ===========

                                                       FIDVIPOVS        FIDVIPOV2      FIDVIPVLS       FIDVIPVL2
                                                      -----------      -----------    -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     1,133,376          406,357            620           1,393
  Mortality and expense risk charges
    (note 2) ......................................      (200,947)        (114,476)        (1,920)         (4,028)
                                                      -----------      -----------    -----------     -----------
    Net investment activity .......................       932,429          291,881         (1,300)         (2,635)
                                                      -----------      -----------    -----------     -----------

  Proceeds from mutual funds shares sold ..........     9,355,089        8,186,889        115,163          53,923
  Cost of mutual fund shares sold .................   (14,335,492)     (11,830,201)      (124,983)        (58,408)
                                                      -----------      -----------    -----------     -----------
    Realized gain (loss) on investments ...........    (4,980,403)      (3,643,312)        (9,820)         (4,485)
  Change in unrealized gain (loss)
    on investments ................................    (2,902,947)         473,248         19,045          33,254
                                                      -----------      -----------    -----------     -----------
    Net gain (loss) on investments ................    (7,883,350)      (3,170,064)         9,225          28,769
                                                      -----------      -----------    -----------     -----------
  Reinvested capital gains ........................     1,810,938          642,306             --              --
                                                      -----------      -----------    -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........    (5,139,983)      (2,235,877)         7,925          26,134
                                                      ===========      ===========    ===========     ===========

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                        FIDVIPAM        FIDVIPAMS       FIDVIPAM2      FIDVIPAMGR
                                                      -------------    -----------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     669,157        470,139         146,275        349,465
  Mortality and expense risk charges
    (note 2) ......................................        (210,214)      (110,435)        (63,776)      (155,734)
                                                      -------------    -----------    ------------    -----------
    Net investment activity .......................         458,943        359,704          82,499        193,731
                                                      -------------    -----------    ------------    -----------

  Proceeds from mutual funds shares sold ..........       4,259,403      1,472,584         377,661      2,787,345
  Cost of mutual fund shares sold .................      (4,978,638)    (1,786,352)       (445,523)    (3,497,993)
                                                      -------------    -----------    ------------    -----------
    Realized gain (loss) on investments ...........        (719,235)      (313,768)        (67,862)      (710,648)
  Change in unrealized gain (loss)
    on investments ................................        (934,142)      (869,541)       (294,365)    (1,066,825)
                                                      -------------    -----------    ------------    -----------
    Net gain (loss) on investments ................      (1,653,377)    (1,183,309)       (362,227)    (1,777,473)
                                                      -------------    -----------    ------------    -----------
  Reinvested capital gains ........................         250,934        179,101          54,853        421,150
                                                      -------------    -----------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........   $    (943,500)      (644,504)       (224,875)    (1,162,592)
                                                      =============    ===========    ============    ===========

                                                      FIDVIPAMGRS      FIDVIPAMGR2     FIDVIPCON       FIDVIPCONS
                                                      -----------      -----------    -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       224,419           91,587        915,724         419,489
  Mortality and expense risk charges
    (note 2) ......................................       (72,708)         (55,255)    (1,460,059)       (554,954)
                                                      -----------      -----------    -----------     -----------
    Net investment activity .......................       151,711           36,332       (544,335)       (135,465)
                                                      -----------      -----------    -----------     -----------

  Proceeds from mutual funds shares sold ..........     1,872,517          703,832     24,443,508       8,770,827
  Cost of mutual fund shares sold .................    (2,473,099)        (936,063)   (22,816,999)     (9,525,344)
                                                      -----------      -----------    -----------     -----------
    Realized gain (loss) on investments ...........      (600,582)        (232,231)     1,626,509        (754,517)
  Change in unrealized gain (loss)
    on investments ................................      (595,898)        (297,500)   (21,661,937)     (9,552,732)
                                                      -----------      -----------    -----------     -----------
    Net gain (loss) on investments ................    (1,196,480)        (529,731)   (20,035,428)    (10,307,249)
                                                      -----------      -----------    -----------     -----------
  Reinvested capital gains ........................       285,073          113,279      3,231,968       1,677,956
                                                      -----------      -----------    -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........      (759,696)        (380,120)   (17,347,795)     (8,764,758)
                                                      ===========      ===========    ===========     ===========

                                                        FIDVIPCON2      FIDVIPI500     FIDVIPIGBD     FIDVIPAGGRS
                                                      -------------    -----------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     107,592      1,965,591       3,943,287            384
  Mortality and expense risk charges
    (note 2) ......................................        (224,861)    (2,013,989)     (1,056,583)        (2,680)
                                                      -------------    -----------    ------------    -----------
    Net investment activity .......................        (117,269)       (48,398)      2,886,704         (2,296)
                                                      -------------    -----------    ------------    -----------

  Proceeds from mutual funds shares sold ..........         983,088     30,480,523      25,902,830      3,427,698
  Cost of mutual fund shares sold .................      (1,184,611)   (27,809,265)    (25,495,842)    (3,473,604)
                                                      -------------    -----------    ------------    -----------
    Realized gain (loss) on investments ...........        (201,523)     2,671,258         406,988        (45,906)
  Change in unrealized gain (loss)
    on investments ................................      (2,381,435)   (27,806,633)      2,220,523          5,464
                                                      -------------    -----------    ------------    -----------
    Net gain (loss) on investments ................      (2,582,958)   (25,135,375)      2,627,511        (40,442)
                                                      -------------    -----------    ------------    -----------
  Reinvested capital gains ........................         403,470             --              --             --
                                                      -------------    -----------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........   $  (2,296,757)   (25,183,773)      5,514,215        (42,738)
                                                      =============    ===========    ============    ===========

                                                      FIDVIPAGGR2       FIDVIPBAL      FIDVIPBALS      FIDVIPBAL2
                                                      -----------      -----------    -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................            57        3,855,830        876,490         179,336
  Mortality and expense risk charges
    (note 2) ......................................        (7,457)      (1,362,309)      (236,098)       (103,317)
                                                      -----------      -----------    -----------     -----------
    Net investment activity .......................        (7,400)       2,493,521        640,392          76,019
                                                      -----------      -----------    -----------     -----------

  Proceeds from mutual funds shares sold ..........       482,454       19,622,068      6,944,979         286,813
  Cost of mutual fund shares sold .................      (525,576)     (15,899,790)    (7,901,902)       (310,119)
                                                      -----------      -----------    -----------     -----------
    Realized gain (loss) on investments ...........       (43,122)       3,722,278       (956,923)        (23,306)
  Change in unrealized gain (loss)
    on investments ................................       (19,151)      (9,567,175)      (399,855)       (193,169)
                                                      -----------      -----------    -----------     -----------
    Net gain (loss) on investments ................       (62,273)      (5,844,897)    (1,356,778)       (216,475)
                                                      -----------      -----------    -----------     -----------
  Reinvested capital gains ........................            --               --             --              --
                                                      -----------      -----------    -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........       (69,673)      (3,351,376)      (716,386)       (140,456)
                                                      ===========      ===========    ===========     ===========

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                       FIDVIPDYCAPS    FIDVIPDYCAP2    FIDVIPGRIN     FIDVIPGRINS
                                                      -------------    -----------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $         692          1,980         766,861        747,549
  Mortality and expense risk charges
    (note 2) ......................................          (6,465)       (28,098)       (747,341)      (549,068)
                                                      -------------    -----------    ------------    -----------
    Net investment activity .......................          (5,773)       (26,118)         19,520        198,481
                                                      -------------    -----------    ------------    -----------

  Proceeds from mutual funds shares sold ..........       1,568,748        351,368      10,340,927      8,249,406
  Cost of mutual fund shares sold .................      (1,800,335)      (561,178)     (9,797,612)    (8,985,494)
                                                      -------------    -----------    ------------    -----------
    Realized gain (loss) on investments ...........        (231,587)      (209,810)        543,315       (736,088)
  Change in unrealized gain (loss)
    on investments ................................          31,280       (386,647)     (9,353,411)    (8,271,856)
                                                      -------------    -----------    ------------    -----------
    Net gain (loss) on investments ................        (200,307)      (596,457)     (8,810,096)    (9,007,944)
                                                      -------------    -----------    ------------    -----------
  Reinvested capital gains ........................              --             --       2,462,028      2,533,361
                                                      -------------    -----------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........   $    (206,080)      (622,575)     (6,328,548)    (6,276,102)
                                                      =============    ===========    ============    ===========

                                                      FIDVIPGRIN2       FIDVIPGROP    FIDVIPGROPS     FIDVIPGROP2
                                                      -----------      -----------    -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       160,724        1,341,256        189,369          35,953
  Mortality and expense risk charges
    (note 2) ......................................      (196,374)      (4,359,175)      (670,376)       (136,644)
                                                      -----------      -----------    -----------     -----------
    Net investment activity .......................       (35,650)      (3,017,919)      (481,007)       (100,691)
                                                      -----------      -----------    -----------     -----------

  Proceeds from mutual funds shares sold ..........       527,085       92,076,094     15,932,984         881,286
  Cost of mutual fund shares sold .................      (612,695)     (82,200,037)   (20,458,607)     (1,143,466)
                                                      -----------      -----------    -----------     -----------
    Realized gain (loss) on investments ...........       (85,610)       9,876,057     (4,525,623)       (262,180)
  Change in unrealized gain (loss)
    on investments ................................    (1,836,360)     (67,440,840)    (7,602,884)     (1,491,103)
                                                      -----------      -----------    -----------     -----------
    Net gain (loss) on investments ................    (1,921,970)     (57,564,783)   (12,128,507)     (1,753,283)
                                                      -----------      -----------    -----------     -----------
  Reinvested capital gains ........................       516,009               --             --              --
                                                      -----------      -----------    -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........    (1,441,611)     (60,582,702)   (12,609,514)     (1,853,974)
                                                      ===========      ===========    ===========     ===========

                                                       FIDVIPMCAP      FIDVIPMCAPS    FIDVIPMCAP2
                                                      -------------    -----------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $          --             --              --
  Mortality and expense risk charges
    (note 2) ......................................         (37,939)      (253,716)       (260,350)
                                                      -------------    -----------    ------------
    Net investment activity .......................         (37,939)      (253,716)       (260,350)
                                                      -------------    -----------    ------------

  Proceeds from mutual funds shares sold ..........         891,588     10,539,208         713,764
  Cost of mutual fund shares sold .................        (922,120)   (10,793,148)       (656,979)
                                                      -------------    -----------    ------------
    Realized gain (loss) on investments ...........         (30,532)      (253,940)         56,785
  Change in unrealized gain (loss)
    on investments ................................         (76,574)      (991,419)         (5,543)
                                                      -------------    -----------    ------------
    Net gain (loss) on investments ................        (107,106)    (1,245,359)         51,242
                                                      -------------    -----------    ------------
  Reinvested capital gains ........................              --             --              --
                                                      -------------    -----------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........   $    (145,045)    (1,499,075)       (209,108)
                                                      =============    ===========    ============


See accompanying notes to financial statements.
================================================================================

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                             TOTAL                               FIDVIPEI
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    19,016,936         15,529,568            166,696            283,919
  Realized gain (loss) on investments .....       (49,840,467)        96,032,604           (499,084)           818,078
  Change in unrealized gain (loss)
    on investments ........................      (264,649,438)      (518,333,773)        (7,284,439)        (1,805,885)
  Reinvested capital gains ................        45,788,706        136,402,272          3,070,179          4,479,099
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................      (249,684,263)      (270,369,329)        (4,546,648)         3,775,211
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       178,976,934        354,556,600          1,110,758          2,479,768
  Transfers between funds .................                --                 --         14,029,527         (4,821,976)
  Redemptions .............................      (258,016,330)      (338,128,885)       (10,194,491)        (9,781,742)
  Annuity benefits ........................          (238,537)          (155,021)           (15,453)           (15,734)
  Annual contract maintenance charges
    (note 2) ..............................          (158,852)          (171,557)            (7,012)            (6,051)
  Contingent deferred sales charges
    (note 2) ..............................        (4,882,755)        (6,898,752)          (239,610)          (224,625)
  Adjustments to maintain reserves ........          (210,508)          (264,592)              (536)             2,211
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............       (84,530,048)         8,937,793          4,683,183        (12,368,149)
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (334,214,311)      (261,431,536)           136,535         (8,592,938)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     2,060,057,497      2,321,489,033         66,027,742         74,620,680
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 1,725,843,186      2,060,057,497         66,164,277         66,027,742
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................       144,379,492        138,537,928          4,407,750          5,321,389
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................        21,886,758         66,251,996            419,043            842,631
  Units redeemed ..........................       (23,755,729)       (60,410,432)          (120,237)        (1,756,270)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................       142,510,521        144,379,492          4,706,556          4,407,750
                                              ===============    ===============    ===============    ===============

                                                           FIDVIPEIS                             FIDVIPEI2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................           284,812            252,541            (59,562)           (23,551)
  Realized gain (loss) on investments .....          (295,798)          (562,564)           (94,725)            13,852
  Change in unrealized gain (loss)
    on investments ........................        (5,166,889)           988,349         (1,144,714)           366,331
  Reinvested capital gains ................         2,166,877          2,599,370            404,362                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................        (3,010,998)         3,277,696           (894,639)           356,632
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           668,017          8,672,984         18,091,899          6,798,580
  Transfers between funds .................         4,025,527         (2,559,382)         1,008,647            520,310
  Redemptions .............................        (4,595,216)        (3,014,966)        (1,225,876)          (156,883)
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................          (115,810)           (75,960)           (26,960)              (672)
  Adjustments to maintain reserves ........              (343)               441               (351)                68
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............           (17,825)         3,023,117         17,847,359          7,161,403
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (3,028,823)         6,300,813         16,952,720          7,518,035
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        46,684,613         40,383,800          7,518,035                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        43,655,790         46,684,613         24,470,755          7,518,035
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         3,865,571          3,572,262            716,905                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................           905,478          1,736,755          1,889,400            733,075
  Units redeemed ..........................          (925,277)        (1,443,446)          (107,467)           (16,170)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         3,845,772          3,865,571          2,498,838            716,905
                                              ===============    ===============    ===============    ===============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                           FIDVIPGR                              FIDVIPGRS
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    (1,694,143)        (2,358,858)          (911,194)        (1,103,369)
  Realized gain (loss) on investments .....        (4,020,432)         3,489,994         (3,637,322)         1,323,988
  Change in unrealized gain (loss)
    on investments ........................       (35,707,925)       (41,996,672)       (23,458,641)       (27,516,465)
  Reinvested capital gains ................        10,608,539         16,169,656          7,252,590         11,094,915
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................       (30,813,961)       (24,695,880)       (20,754,567)       (16,200,931)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         1,920,243         11,634,702          1,313,105         30,627,711
  Transfers between funds .................       (10,039,135)        84,349,689         (3,890,053)        13,349,656
  Redemptions .............................       (20,298,280)       (32,328,777)        (7,868,597)        (7,319,248)
  Annuity benefits ........................           (27,539)                --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................           (16,919)           (16,093)                --                 --
  Contingent deferred sales charges
    (note 2) ..............................          (346,768)          (617,824)          (220,487)          (170,783)
  Adjustments to maintain reserves ........          (130,500)           (16,518)            (5,411)             1,564
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............       (28,938,898)        63,005,179        (10,671,443)        36,488,900
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (59,752,859)        38,309,299        (31,426,010)        20,287,969
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       165,334,903        127,025,604        112,509,474         92,221,505
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $   105,582,044        165,334,903         81,083,464        112,509,474
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         8,772,882          5,918,822          7,210,691          5,140,107
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................           127,460          5,443,696            104,069          3,114,860
  Units redeemed ..........................        (2,013,708)        (2,589,636)          (931,924)        (1,044,276)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         6,886,634          8,772,882          6,382,836          7,210,691
                                              ===============    ===============    ===============    ===============

                                                            FIDVIPGR2                             FIDVIPHI
                                               ----------------------------------    ----------------------------------
                                                    2001               2000               2001               2000
                                               ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................           (394,250)          (109,590)         8,789,258          7,330,116
  Realized gain (loss) on investments .....           (648,132)               120        (30,254,710)       (16,651,328)
  Change in unrealized gain (loss)
    on investments ........................         (7,456,093)        (3,277,134)        12,911,111        (16,532,326)
  Reinvested capital gains ................          1,933,937                 --                 --                 --
                                               ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................         (6,564,538)        (3,386,604)        (8,554,341)       (25,853,538)
                                               ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         22,852,456         30,025,053            850,356          2,429,272
  Transfers between funds .................           (869,141)           604,786         (8,062,149)       (17,671,048)
  Redemptions .............................         (2,144,469)          (551,164)       (13,321,271)       (21,971,391)
  Annuity benefits ........................                 --                 --             (9,224)            (5,311)
  Annual contract maintenance charges
    (note 2) ..............................                 --                 --             (7,021)            (8,244)
  Contingent deferred sales charges
    (note 2) ..............................            (59,491)           (14,228)          (201,288)          (467,855)
  Adjustments to maintain reserves ........            (24,913)              (356)             1,580            (45,354)
                                               ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............         19,754,442         30,064,091        (20,749,017)       (37,739,931)
                                               ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         13,189,904         26,677,487        (29,303,358)       (63,593,469)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................         26,677,487                 --         80,120,694        143,714,163
                                               ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....         39,867,391         26,677,487         50,817,336         80,120,694
                                               ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................          2,836,391                 --          8,816,840         12,082,053
                                               ---------------    ---------------    ---------------    ---------------
  Units purchased .........................          2,673,408          2,887,520             98,809          3,020,423
  Units redeemed ..........................           (278,972)           (51,129)        (2,484,694)        (6,285,636)
                                               ---------------    ---------------    ---------------    ---------------
  Ending units ............................          5,230,827          2,836,391          6,430,955          8,816,840
                                               ===============    ===============    ===============    ===============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                           FIDVIPHIS                             FIDVIPHI2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     3,454,808          2,328,009            542,028            (16,051)
  Realized gain (loss) on investments .....        (4,346,265)        (2,356,094)          (242,944)            (1,357)
  Change in unrealized gain (loss)
    on investments ........................        (2,819,677)        (9,694,123)        (1,461,516)          (608,473)
  Reinvested capital gains ................                --                 --                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................        (3,711,134)        (9,722,208)        (1,162,432)          (625,881)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           627,319          8,606,842          6,590,516          4,920,133
  Transfers between funds .................          (690,320)        (5,957,386)          (128,793)            67,631
  Redemptions .............................        (2,871,932)        (2,814,653)          (492,881)           (79,932)
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................           (74,959)           (68,664)            (8,116)              (781)
  Adjustments to maintain reserves ........              (864)               465             (4,364)              (173)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        (3,010,756)          (233,396)         5,956,362          4,906,878
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (6,721,890)        (9,955,604)         4,793,930          4,280,997
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        30,190,276         40,145,880          4,280,997                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    23,468,386         30,190,276          9,074,927          4,280,997
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         3,992,581          4,070,554            551,198                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            92,990          1,235,869            873,320            560,010
  Units redeemed ..........................          (528,045)        (1,313,842)           (69,304)            (8,812)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         3,557,526          3,992,581          1,355,214            551,198
                                              ===============    ===============    ===============    ===============

                                                           FIDVIPMMKT                            FIDVIPOV
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................         2,319,164          3,252,536          2,775,713             70,632
  Realized gain (loss) on investments .....                --                 --         (5,061,232)         5,132,056
  Change in unrealized gain (loss)
    on investments ........................                --                 --        (19,843,527)       (36,149,758)
  Reinvested capital gains ................                --                 --          5,769,796          9,231,304
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................         2,319,164          3,252,536        (16,359,250)       (21,715,766)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        16,406,924         18,348,561            771,772          2,823,214
  Transfers between funds .................        56,218,154         (2,772,183)        (5,979,443)        13,043,401
  Redemptions .............................       (29,347,297)       (32,477,735)        (8,443,571)       (17,057,441)
  Annuity benefits ........................           (15,244)            (8,449)            (8,195)            (3,605)
  Annual contract maintenance charges
    (note 2) ..............................            (5,090)            (3,680)            (8,629)            (9,923)
  Contingent deferred sales charges
    (note 2) ..............................          (590,973)          (729,823)          (131,698)          (300,990)
  Adjustments to maintain reserves ........           (21,967)            (6,282)              (932)           (24,702)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        42,644,507        (17,649,591)       (13,800,696)        (1,530,046)
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        44,963,671        (14,397,055)       (30,159,946)       (23,245,812)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        64,291,198         78,688,253         79,774,886        103,020,698
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....       109,254,869         64,291,198         49,614,940         79,774,886
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         5,501,162          7,052,083          5,540,720          5,705,561
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................         4,697,011         13,713,107             63,535          2,499,790
  Units redeemed ..........................        (1,049,694)       (15,264,028)        (1,170,232)        (2,664,631)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         9,148,479          5,501,162          4,434,023          5,540,720
                                              ===============    ===============    ===============    ===============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                           FIDVIPOVS                             FIDVIPOV2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $       932,429             35,882            291,881            (35,191)
  Realized gain (loss) on investments .....        (4,980,403)         1,009,706         (3,643,312)           (52,425)
  Change in unrealized gain (loss)
    on investments ........................        (2,902,947)        (8,920,436)           473,248           (821,373)
  Reinvested capital gains ................         1,810,938          1,976,060            642,306                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................        (5,139,983)        (5,898,788)        (2,235,877)          (908,989)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           289,346          7,785,388          5,162,377          8,747,641
  Transfers between funds .................        (1,241,817)         3,663,168           (956,869)           187,299
  Redemptions .............................        (1,768,104)        (1,583,732)          (614,356)          (104,635)
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................           (41,902)           (32,994)           (11,681)              (894)
  Adjustments to maintain reserves ........            (1,711)              (349)            (7,457)              (248)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        (2,764,188)         9,831,481          3,572,014          8,829,163
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (7,904,171)         3,932,693          1,336,137          7,920,174
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        24,456,825         20,524,132          7,920,174                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    16,552,654         24,456,825          9,256,311          7,920,174
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         2,059,622          1,375,611            839,810                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            28,769          1,680,790            536,287            849,737
  Units redeemed ..........................          (299,273)          (996,779)          (101,462)            (9,927)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         1,789,118          2,059,622          1,274,635            839,810
                                              ===============    ===============    ===============    ===============

                                                           FIDVIPVLS                             FIDVIPVL2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................            (1,300)                --             (2,635)                --
  Realized gain (loss) on investments .....            (9,820)                --             (4,485)                --
  Change in unrealized gain (loss)
    on investments ........................            19,045                 --             33,254                 --
  Reinvested capital gains ................                --                 --                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................             7,925                 --             26,134                 --
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................                85                 --            889,179                 --
  Transfers between funds .................           626,758                 --            462,829                 --
  Redemptions .............................           (14,526)                --            (12,951)                --
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................               (94)                --               (696)                --
  Adjustments to maintain reserves ........                11                 --                (93)                --
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............           612,234                 --          1,338,268                 --
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....           620,159                 --          1,364,402                 --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................                --                 --                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....           620,159                 --          1,364,402                 --
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................                --                 --                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            67,496                 --            146,907                 --
  Units redeemed ..........................            (1,495)                --             (1,381)                --
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................            66,001                 --            145,526                 --
                                              ===============    ===============    ===============    ===============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                           FIDVIPAM                              FIDVIPAMS
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $       458,943            365,895            359,704            241,572
  Realized gain (loss) on investments .....          (719,235)          (265,297)          (313,768)           (61,525)
  Change in unrealized gain (loss)
    on investments ........................          (934,142)        (2,548,333)          (869,541)        (1,654,223)
  Reinvested capital gains ................           250,934          1,481,527            179,101            862,863
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................          (943,500)          (966,208)          (644,504)          (611,313)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           210,858          1,124,231            145,521          2,328,388
  Transfers between funds .................          (145,147)           477,978            (89,710)          (404,113)
  Redemptions .............................        (2,773,936)        (3,292,871)          (669,137)          (782,689)
  Annuity benefits ........................           (23,595)           (21,857)                --                 --
  Annual contract maintenance charges
    (note 2) ..............................            (1,476)            (1,571)                --                 --
  Contingent deferred sales charges
    (note 2) ..............................           (45,594)           (68,400)           (12,805)           (11,066)
  Adjustments to maintain reserves ........            (3,481)            (3,462)              (276)               150
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        (2,782,371)        (1,785,952)          (626,407)         1,130,670
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (3,725,871)        (2,752,160)        (1,270,911)           519,357
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        17,056,794         19,808,954         11,809,571         11,290,214
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    13,330,923         17,056,794         10,538,660         11,809,571
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         1,247,385          1,371,570          1,022,689            926,711
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            16,744            314,358             14,231            333,627
  Units redeemed ..........................          (231,804)          (438,543)           (74,212)          (237,649)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         1,032,325          1,247,385            962,708          1,022,689
                                              ===============    ===============    ===============    ===============

                                                           FIDVIPAM2                             FIDVIPAMGR
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................            82,499            (11,669)           193,731            101,401
  Realized gain (loss) on investments .....           (67,862)             1,360           (710,648)           164,029
  Change in unrealized gain (loss)
    on investments ........................          (294,365)           (97,213)        (1,066,825)        (3,642,384)
  Reinvested capital gains ................            54,853                 --            421,150          1,253,786
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................          (224,875)          (107,522)        (1,162,592)        (2,123,168)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         4,041,740          3,172,268            131,716          1,249,039
  Transfers between funds .................            64,522             99,166           (148,011)           909,872
  Redemptions .............................          (422,534)           (21,257)        (1,705,473)        (2,844,678)
  Annuity benefits ........................                --                 --             (6,477)                --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --             (1,522)            (1,465)
  Contingent deferred sales charges
    (note 2) ..............................           (10,228)            (1,189)           (35,213)           (69,667)
  Adjustments to maintain reserves ........            (1,294)               (56)             3,955             (5,277)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............         3,672,206          3,248,932         (1,761,025)          (762,176)
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         3,447,331          3,141,410         (2,923,617)        (2,885,344)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................         3,141,410                 --         12,863,181         15,748,525
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....         6,588,741          3,141,410          9,939,564         12,863,181
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................           322,820                 --            951,332          1,005,749
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................           432,367            324,969             11,140            256,743
  Units redeemed ..........................           (36,897)            (2,149)          (156,757)          (311,160)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................           718,290            322,820            805,715            951,332
                                              ===============    ===============    ===============    ===============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                          FIDVIPAMGRS                           FIDVIPAMGR2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $       151,711             79,289             36,332            (11,664)
  Realized gain (loss) on investments .....          (600,582)            39,149           (232,231)             6,221
  Change in unrealized gain (loss)
    on investments ........................          (595,898)        (2,075,581)          (297,500)          (271,767)
  Reinvested capital gains ................           285,073            703,046            113,279                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................          (759,696)        (1,254,097)          (380,120)          (277,210)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................            56,348          2,287,025          2,821,212          3,492,870
  Transfers between funds .................          (536,270)           389,863           (381,292)          (145,916)
  Redemptions .............................          (873,860)          (783,222)          (439,985)           (53,463)
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................           (25,331)           (21,250)           (14,020)            (3,758)
  Adjustments to maintain reserves ........              (246)                40             (2,775)               366
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        (1,379,359)         1,872,456          1,983,140          3,290,099
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (2,139,055)           618,359          1,603,020          3,012,889
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................         8,656,675          8,038,316          3,012,889                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $     6,517,620          8,656,675          4,615,909          3,012,889
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................           780,808            626,500            332,936                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................             5,763            312,449            275,290            337,955
  Units redeemed ..........................          (144,215)          (158,141)           (50,650)            (5,019)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................           642,356            780,808            557,576            332,936
                                              ===============    ===============    ===============    ===============

                                                           FIDVIPCON                            FIDVIPCONS
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................          (544,335)        (1,476,606)          (135,465)          (461,743)
  Realized gain (loss) on investments .....         1,626,509          4,491,695           (754,517)           730,470
  Change in unrealized gain (loss)
    on investments ........................       (21,661,937)       (30,864,699)        (9,552,732)       (13,197,734)
  Reinvested capital gains ................         3,231,968         16,646,176          1,677,956          7,533,464
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................       (17,347,795)       (11,203,434)        (8,764,758)        (5,395,543)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         1,557,569          7,583,306            697,939         16,583,122
  Transfers between funds .................        (7,187,387)        27,738,783         (2,623,212)         2,648,487
  Redemptions .............................       (14,779,735)       (19,899,217)        (4,202,753)        (3,589,508)
  Annuity benefits ........................           (29,383)           (26,793)                --                 --
  Annual contract maintenance charges
    (note 2) ..............................           (14,522)           (15,073)                --                 --
  Contingent deferred sales charges
    (note 2) ..............................          (299,085)          (370,937)          (111,445)          (105,386)
  Adjustments to maintain reserves ........             7,405            (41,644)             1,685                272
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............       (20,745,138)        14,968,425         (6,237,786)        15,536,987
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (38,092,933)         3,764,991        (15,002,544)        10,141,444
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       129,012,163        125,247,172         66,411,989         56,270,545
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        90,919,230        129,012,163         51,409,445         66,411,989
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         7,644,417          6,829,277          4,732,885          3,671,713
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................           108,572          2,644,383             58,046          1,908,032
  Units redeemed ..........................        (1,531,240)        (1,829,243)          (567,698)          (846,860)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         6,221,749          7,644,417          4,223,233          4,732,885
                                              ===============    ===============    ===============    ===============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                          FIDVIPCON2                            FIDVIPI500
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $      (117,269)           (56,047)           (48,398)          (461,203)
  Realized gain (loss) on investments .....          (201,523)             4,743          2,671,258          7,026,746
  Change in unrealized gain (loss)
    on investments ........................        (2,381,435)          (556,386)       (27,806,633)       (27,940,443)
  Reinvested capital gains ................           403,470                 --                 --            787,126
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................        (2,296,757)          (607,690)       (25,183,773)       (20,587,774)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        12,302,994         14,965,096         16,906,111         39,857,034
  Transfers between funds .................        (1,554,224)           153,519         (1,958,034)        14,551,568
  Redemptions .............................        (1,409,345)          (305,803)       (16,677,272)       (19,610,863)
  Annuity benefits ........................                --                 --             (7,919)            (4,243)
  Annual contract maintenance charges
    (note 2) ..............................                --                 --            (10,834)           (10,949)
  Contingent deferred sales charges
    (note 2) ..............................           (40,277)            (6,927)          (350,730)          (449,218)
  Adjustments to maintain reserves ........            (8,308)              (142)            (8,924)           (15,989)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............         9,290,840         14,805,743         (2,107,602)        34,317,340
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         6,994,083         14,198,053        (27,291,375)        13,729,566
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        14,198,053                 --        183,673,478        169,943,912
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    21,192,136         14,198,053        156,382,103        183,673,478
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         1,456,071                 --         12,597,943         10,298,457
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................         1,271,171          1,485,229             23,034          4,507,732
  Units redeemed ..........................          (206,647)           (29,158)            (7,923)        (2,208,246)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         2,520,595          1,456,071         12,613,054         12,597,943
                                              ===============    ===============    ===============    ===============

                                                          FIDVIPIGBD                            FIDVIPAGGRS
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................         2,886,704          3,632,524             (2,296)                --
  Realized gain (loss) on investments .....           406,988           (167,621)           (45,906)                --
  Change in unrealized gain (loss)
    on investments ........................         2,220,523          2,694,015              5,464                 --
  Reinvested capital gains ................                --                 --                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................         5,514,215          6,158,918            (42,738)                --
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        12,250,100         10,084,426             53,792                 --
  Transfers between funds .................        19,940,300         (1,306,791)           316,006                 --
  Redemptions .............................       (11,980,463)        (9,400,922)           (12,641)                --
  Annuity benefits ........................           (39,211)           (30,090)                --                 --
  Annual contract maintenance charges
    (note 2) ..............................            (3,459)            (2,421)                --                 --
  Contingent deferred sales charges
    (note 2) ..............................          (199,853)          (181,027)              (241)                --
  Adjustments to maintain reserves ........             8,279            (25,650)             2,610                 --
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        19,975,693           (862,475)           359,526                 --
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        25,489,908          5,296,443            316,788                 --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        71,427,689         66,131,246                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        96,917,597         71,427,689            316,788                 --
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         5,949,869          6,002,358                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................         2,079,331          2,024,675             35,694                 --
  Units redeemed ..........................          (443,654)        (2,077,164)            (1,142)                --
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         7,585,546          5,949,869             34,552                 --
                                              ===============    ===============    ===============    ===============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                          FIDVIPAGGR2                            FIDVIPBAL
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $        (7,400)                --          2,493,521          2,637,465
  Realized gain (loss) on investments .....           (43,122)                --          3,722,278         10,299,567
  Change in unrealized gain (loss)
    on investments ........................           (19,151)                --         (9,567,175)       (23,983,666)
  Reinvested capital gains ................                --                 --                 --          3,690,760
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................           (69,673)                --         (3,351,376)        (7,355,874)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         1,385,830                 --            979,948          2,512,858
  Transfers between funds .................            79,719                 --           (607,468)       (14,296,716)
  Redemptions .............................           (40,175)                --        (16,802,641)       (24,935,631)
  Annuity benefits ........................                --                 --            (29,873)           (17,194)
  Annual contract maintenance charges
    (note 2) ..............................                --                 --            (12,744)           (13,649)
  Contingent deferred sales charges
    (note 2) ..............................              (503)                --           (229,893)          (434,430)
  Adjustments to maintain reserves ........              (242)                --             12,471            (54,768)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............         1,424,629                 --        (16,690,200)       (37,239,530)
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         1,354,956                 --        (20,041,576)       (44,595,404)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................                --                 --        108,733,961        153,329,365
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $     1,354,956                 --         88,692,385        108,733,961
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................                --                 --          6,578,862          8,763,241
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................           152,893                 --             62,754            351,259
  Units redeemed ..........................            (3,973)                --         (1,114,914)        (2,535,638)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................           148,920                 --          5,526,702          6,578,862
                                              ===============    ===============    ===============    ===============

                                                           FIDVIPBALS                           FIDVIPBAL2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................           640,392            525,628             76,019            (16,082)
  Realized gain (loss) on investments .....          (956,923)           (71,879)           (23,306)               316
  Change in unrealized gain (loss)
    on investments ........................          (399,855)        (2,548,359)          (193,169)          (143,425)
  Reinvested capital gains ................                --            670,396                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................          (716,386)        (1,424,214)          (140,456)          (159,191)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           372,062          5,650,356          7,600,648          4,536,523
  Transfers between funds .................           503,131         (3,486,496)           (16,924)            43,814
  Redemptions .............................        (2,690,391)        (1,766,264)          (556,384)           (55,282)
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................           (44,234)           (45,377)           (11,347)              (168)
  Adjustments to maintain reserves ........              (371)                61             (1,838)               (54)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        (1,859,803)           352,280          7,014,155          4,524,833
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (2,576,189)        (1,071,934)         6,873,699          4,365,642
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        25,544,792         26,616,726          4,365,642                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        22,968,603         25,544,792         11,239,341          4,365,642
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         2,312,257          2,274,717            465,235                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            85,293            619,852            828,892            470,836
  Units redeemed ..........................          (262,196)          (582,312)           (54,327)            (5,601)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         2,135,354          2,312,257          1,239,800            465,235
                                              ===============    ===============    ===============    ===============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                          FIDVIPDYCAPS                         FIDVIPDYCAP2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $        (5,773)              (862)           (26,118)            (1,692)
  Realized gain (loss) on investments .....          (231,587)           (19,559)          (209,810)               (76)
  Change in unrealized gain (loss)
    on investments ........................            31,280            (47,105)          (386,647)           (60,211)
  Reinvested capital gains ................                --                 --                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................          (206,080)           (67,526)          (622,575)           (61,979)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................            92,436             42,146          2,494,183          1,124,703
  Transfers between funds .................           365,501            576,288            (74,321)           146,390
  Redemptions .............................           (25,905)            (1,893)          (153,293)            (7,913)
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................              (738)                --             (3,303)                --
  Adjustments to maintain reserves ........              (118)            (1,348)            (3,203)               (51)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............           431,176            615,193          2,260,063          1,263,129
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....           225,096            547,667          1,637,488          1,201,150
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................           547,667                 --          1,201,150                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $       772,763            547,667          2,838,638          1,201,150
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................            62,830                 --            140,557                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            65,859             65,531            355,769            141,539
  Units redeemed ..........................            (3,347)            (2,701)           (27,456)              (982)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................           125,342             62,830            468,870            140,557
                                              ===============    ===============    ===============    ===============

                                                          FIDVIPGRIN                           FIDVIPGRINS
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................            19,520           (139,163)           198,481             45,177
  Realized gain (loss) on investments .....           543,315          4,115,581           (736,088)           504,826
  Change in unrealized gain (loss)
    on investments ........................        (9,353,411)       (12,661,512)        (8,271,856)        (7,738,050)
  Reinvested capital gains ................         2,462,028          5,191,956          2,533,361          4,449,952
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................        (6,328,548)        (3,493,138)        (6,276,102)        (2,738,095)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           956,093          4,483,404            787,147         15,395,920
  Transfers between funds .................          (297,423)           (22,160)        (2,591,480)        (3,922,403)
  Redemptions .............................        (7,860,246)       (11,963,178)        (4,647,139)        (4,372,942)
  Annuity benefits ........................           (11,644)            (2,584)                --                 --
  Annual contract maintenance charges
    (note 2) ..............................            (7,106)            (7,336)                --                 --
  Contingent deferred sales charges
    (note 2) ..............................          (148,343)          (265,556)          (110,478)          (126,043)
  Adjustments to maintain reserves ........             3,196            (31,172)            (1,386)             2,507
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............        (7,365,473)        (7,808,582)        (6,563,336)         6,977,039
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (13,694,021)       (11,301,720)       (12,839,438)         4,238,944
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        61,981,288         73,283,008         63,285,340         59,046,396
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        48,287,267         61,981,288         50,445,902         63,285,340
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         3,868,257          4,343,583          5,015,994          4,429,384
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            68,786          1,057,534             71,330          1,763,192
  Units redeemed ..........................          (586,899)        (1,532,860)          (655,956)        (1,176,582)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         3,350,144          3,868,257          4,431,368          5,015,994
                                              ===============    ===============    ===============    ===============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                         FIDVIPGRIN2                            FIDVIPGROP
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $       (35,650)           (47,549)        (3,017,919)           589,003
  Realized gain (loss) on investments .....           (85,610)               856          9,876,057         74,565,709
  Change in unrealized gain (loss)
    on investments ........................        (1,836,360)          (251,948)       (67,440,840)      (219,584,853)
  Reinvested capital gains ................           516,009                 --                 --         41,011,135
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................        (1,441,611)          (298,641)       (60,582,702)      (103,419,006)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         9,582,181         11,858,503          3,580,556          9,595,853
  Transfers between funds .................          (485,937)           174,142        (36,146,005)      (109,243,976)
  Redemptions .............................        (1,018,180)          (234,001)       (54,231,792)       (96,928,843)
  Annuity benefits ........................                --                 --            (14,780)           (19,161)
  Annual contract maintenance charges
    (note 2) ..............................                --                 --            (58,454)           (73,025)
  Contingent deferred sales charges
    (note 2) ..............................           (29,893)            (3,625)          (824,396)        (1,827,251)
  Adjustments to maintain reserves ........            (5,337)               (36)             2,396            (13,695)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............         8,042,834         11,794,983        (87,692,475)      (198,510,098)
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         6,601,223         11,496,342       (148,275,177)      (301,929,104)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        11,496,342                 --        405,690,930        707,620,034
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    18,097,565         11,496,342        257,415,753        405,690,930
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         1,190,510                 --         20,319,672         28,962,630
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................         1,016,871          1,213,547            207,395            955,551
  Units redeemed ..........................          (121,481)           (23,037)        (5,234,922)        (9,598,509)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         2,085,900          1,190,510         15,292,145         20,319,672
                                              ===============    ===============    ===============    ===============

                                                         FIDVIPGROPS                           FIDVIPGROP2
                                              ----------------------------------    ----------------------------------
                                                   2001               2000               2001               2000
                                              ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................          (481,007)           251,414           (100,691)           (39,824)
  Realized gain (loss) on investments .....        (4,525,623)           (58,368)          (262,180)                 1
  Change in unrealized gain (loss)
    on investments ........................        (7,602,884)       (25,908,804)        (1,491,103)        (1,082,761)
  Reinvested capital gains ................                --          6,544,946                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................       (12,609,514)       (19,170,812)        (1,853,974)        (1,122,584)
                                              ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           669,115         22,976,314          5,538,888         10,645,203
  Transfers between funds .................        (8,752,780)       (16,139,480)          (813,323)           181,118
  Redemptions .............................        (6,461,740)        (6,057,107)          (698,353)          (202,101)
  Annuity benefits ........................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................          (175,602)          (158,673)           (13,377)            (2,320)
  Adjustments to maintain reserves ........            (6,982)             3,024             (7,217)              (257)
                                              ---------------    ---------------    ---------------    ---------------
      Net equity transactions .............       (14,727,989)           624,078          4,006,618         10,621,643
                                              ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (27,337,503)       (18,546,734)         2,152,644          9,499,059
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        85,665,568        104,212,302          9,499,059                 --
                                              ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        58,328,065         85,665,568         11,651,703          9,499,059
                                              ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................         8,553,468          8,482,050          1,140,517                 --
                                              ---------------    ---------------    ---------------    ---------------
  Units purchased .........................            76,980          2,432,533            635,059          1,161,766
  Units redeemed ..........................        (1,750,384)        (2,361,115)          (112,121)           (21,249)
                                              ---------------    ---------------    ---------------    ---------------
  Ending units ............................         6,880,064          8,553,468          1,663,455          1,140,517
                                              ===============    ===============    ===============    ===============


                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                          FIDVIPMCAP                            FIDVIPMCAPS
                                              ----------------------------------     ----------------------------------
                                                   2001               2000                2001               2000
                                              ---------------    ---------------     ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $       (37,939)           (12,709)           (253,716)          (100,694)
  Realized gain (loss) on investments .....           (30,532)           135,623            (253,940)         2,410,805
  Change in unrealized gain (loss)
    on investments ........................           (76,574)           168,916            (991,419)           972,458
  Reinvested capital gains ................                --              1,834                  --             22,901
                                              ---------------    ---------------     ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................          (145,045)           293,664          (1,499,075)         3,305,470
                                              ---------------    ---------------     ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           196,279            341,203             328,578          5,793,790
  Transfers between funds .................           243,798          2,307,533            (365,518)        16,011,152
  Redemptions .............................          (382,460)          (202,961)         (1,860,284)        (1,325,919)
  Annuity benefits ........................                --                 --                  --                 --
  Annual contract maintenance charges
    (note 2) ..............................            (4,064)            (2,077)                 --                 --
  Contingent deferred sales charges
    (note 2) ..............................            (9,580)            (4,467)            (34,927)           (31,817)
  Adjustments to maintain reserves ........               (86)               (45)             (1,449)            10,618
                                              ---------------    ---------------     ---------------    ---------------
      Net equity transactions .............            43,887          2,439,186          (1,933,600)        20,457,824
                                              ---------------    ---------------     ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....          (101,158)         2,732,850          (3,432,675)        23,763,294
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................         3,002,511            269,661          28,051,236          4,287,942
                                              ---------------    ---------------     ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $     2,901,353          3,002,511          24,618,561         28,051,236
                                              ===============    ===============     ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................           155,783             18,465           1,451,678            293,081
                                              ---------------    ---------------     ---------------    ---------------
  Units purchased .........................             2,646            180,404              20,777          2,079,195
  Units redeemed ..........................              (840)           (43,086)           (140,742)          (920,598)
                                              ---------------    ---------------     ---------------    ---------------
  Ending units ............................           157,589            155,783           1,331,713          1,451,678
                                              ===============    ===============     ===============    ===============

                                                         FIDVIPMCAP2
                                              ----------------------------------
                                                   2001               2000
                                              ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...................          (260,350)            (9,318)
  Realized gain (loss) on investments .....            56,785             15,206
  Change in unrealized gain (loss)
    on investments ........................            (5,543)           658,260
  Reinvested capital gains ................                --                 --
                                              ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................          (209,108)           664,148
                                              ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        15,692,738         12,973,170
  Transfers between funds .................        (1,252,233)           554,413
  Redemptions .............................        (1,426,395)          (248,058)
  Annuity benefits ........................                --                 --
  Annual contract maintenance charges
    (note 2) ..............................                --                 --
  Contingent deferred sales charges
    (note 2) ..............................           (30,786)            (4,107)
  Adjustments to maintain reserves ........            (1,121)             1,249
                                              ---------------    ---------------
    Net equity transactions ...............        12,982,203         13,276,667
                                              ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        12,773,095         13,940,815
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        13,940,815                 --
                                              ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        26,713,910         13,940,815
                                              ===============    ===============

CHANGES IN UNITS:
  Beginning units .........................           972,594                 --
                                              ---------------    ---------------
  Units purchased .........................         1,180,089            990,842
  Units redeemed ..........................          (150,167)           (18,248)
                                              ---------------    ---------------
  Ending units ............................         2,002,516            972,594
                                              ===============    ===============


See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2001 AND 2000


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a)   Organization and Nature of Operations

            Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

            The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity(R) Investments.

      (b)   The Contracts

            Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

            With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

                  Funds available in the Fidelity(R) Advisor Classic and Select
                  Products:

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    (Fidelity VIP);
                        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                            (FidVIPEI)
                        Fidelity(R) VIP - Growth Portfolio: Initial Class
                            (FidVIPGr)
                        Fidelity(R) VIP - High Income Portfolio: Initial Class
                            (FidVIPHI)
                        Fidelity(R) VIP - Money Market Portfolio: Initial Class
                            (FidVIPMMkt)
                            (also available in the Fidelity Advisor Generations
                              product)
                        Fidelity(R) VIP - Overseas Portfolio: Initial Class
                            (FidVIPOv)

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    II (Fidelity VIP-II);
                        Fidelity(R) VIP-II - Asset Manager Portfolio: Initial
                            Class (FidVIPAM)
                        Fidelity(R) VIP-II - Asset Manager: Growth Portfolio:
                            Initial Class (FidVIPAMGr)
                        Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class
                            (FidVIPCon)
                        Fidelity(R) VIP-II - Index 500 Portfolio: Initial Class
                            (FidVIPI500)
                            (also available in the Fidelity Advisor Generations
                              product)
                        Fidelity(R) VIP-II - Investment Grade Bond Portfolio:
                            Initial Class (FidVIPIGBd)
                            (also available in the Fidelity Advisor Generations
                              Annuity product)

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    III (Fidelity VIP-III);
                        Fidelity(R) VIP-III - Balanced Portfolio: Initial Class
                            (FidVIPBal)
                        Fidelity(R) VIP-III - Growth & Income Portfolio: Initial
                            Class (FidVIPGrIn)
                        Fidelity(R) VIP-III - Growth Opportunities Portfolio:
                            Initial Class (FidVIPGrOp)
                        Fidelity(R) VIP-III - Mid Cap Portfolio: Initial Class
                            (FidVIPMCap)

                  Funds available in the Fidelity(R) Advisor Generations
                    product:

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    (Fidelity VIP);
                        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                            (FidVIPEIS)
                        Fidelity(R) VIP - Growth Portfolio: Service Class
                            (FidVIPGrS)
                        Fidelity(R) VIP - High Income Portfolio: Service Class
                            (FidVIPHIS)
                        Fidelity(R) VIP - Overseas Portfolio: Service Class
                            (FidVIPOvS)
                        Fidelity(R) VIP - Value Portfolio: Service Class
                            (FidVIPVIS)


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    II (Fidelity VIP-II);
                        Fidelity(R) VIP-II - Asset Manager Portfolio: Service
                            Class (FidVIPAMS)
                        Fidelity(R) VIP-II - Asset Manager: Growth Portfolio:
                            Service Class (FidVIPAMGrS)
                        Fidelity(R) VIP-II - Contrafund Portfolio: Service Class
                            (FidVIPConS)

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    III (Fidelity VIP-III);
                        Fidelity(R) VIP-III - Aggressive Growth Portfolio:
                            Service Class (FidVIPAgGrS)
                        Fidelity(R) VIP-III - Balanced Portfolio: Service Class
                            (FidVIPBalS)
                        Fidelity(R) VIP-III - Dynamic Capital Appreciation Fund:
                            Service Class (FidVIPDyCapS)
                        Fidelity(R) VIP-III - Growth & Income Portfolio: Service
                            Class (FidVIPGrInS)
                        Fidelity(R) VIP-III - Growth Opportunities Portfolio:
                            Service Class (FidVIPGrOpS)
                        Fidelity(R) VIP-III - Mid Cap Portfolio: Service Class
                            (FidVIPMCapS)

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    (Fidelity VIP);
                        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                            2 (FidVIPEI2)
                        Fidelity(R) VIP - Growth Portfolio: Service Class 2
                            (FidVIPGr2)
                        Fidelity(R) VIP - High Income Portfolio: Service Class 2
                            (FidVIPHI2)
                        Fidelity(R) VIP - Overseas Portfolio: Service Class 2
                            (FidVIPOv2)
                        Fidelity(R) VIP - Value Portfolio: Service Class 2
                            (FidVIPVI2)

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    II (Fidelity VIP-II);
                        Fidelity(R) VIP-II - Asset Manager Portfolio: Service
                            Class 2 (FidVIPAM2)
                        Fidelity(R) VIP-II - Asset Manager: Growth Portfolio:
                            Service Class 2 (FidVIPAMGr2)
                        Fidelity(R) VIP-II - Contrafund Portfolio: Service Class
                            2 (FidVIPCon2)

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    III (Fidelity VIP-III);
                        Fidelity(R) VIP-III - Aggressive Growth Portfolio:
                            Service Class 2 (FidVIPAgGr2)
                        Fidelity(R) VIP-III - Balanced Portfolio: Service Class
                            2 (FidVIPBal2)
                        Fidelity(R) VIP-III - Dynamic Capital Appreciation Fund:
                            Service Class 2 (FidVIPDyCap2)
                        Fidelity(R) VIP-III - Growth & Income Portfolio: Service
                            Class 2 (FidVIPGrIn2)
                        Fidelity(R) VIP-III - Growth Opportunities Portfolio:
                            Service Class 2 (FidVIPGrOp2)
                        Fidelity(R) VIP-III - Mid Cap Portfolio: Service Class 2
                            (FidVIPMCap2)

The fund order is shown alphabetically on the financial statements and schedules, which differs from the above presentation.

At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

      (c)   Security Valuation, Transactions and Related Investment Income

            The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

      (d)   Federal Income Taxes

            Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

            The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

      (e)   Use of Estimates in the Preparation of Financial Statements

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      (f)   Calculation of Annuity Reserves

            Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)   EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

      The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.

      For contracts with the Extra Value (EV) option, the Company contributed approximately $1 and $1.8 million to the Account in the form of bonus credits for the years ended December 31, 2001 and 2000, respectively.


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                   FIDELITY     FIDELITY    FIDELITY
               NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT RIDERS                                  CLASSIC   GENERATIONS    SELECT
                                                                                                   --------   -----------   --------
MORTALITY AND EXPENSE RISK - BASIC                                                                    1.25%         0.95%     1.25%

REDUCED PURCHASE PAYMENT OPTION:                                                                        --          0.25%       --
        Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.

CDSC OPTIONS:
      Five Year CDSC                                                                                    --          0.15%       --

CDSC WAIVER OPTIONS:
      Additional (5%) Withdrawal without Charge and Disability                                          --          0.10%       --
        In addition to standard 10% CDSC-free withdrawal privilege.
      10 Year and Disability Waiver for Tax Sheltered Annuities                                         --          0.05%       --
        CDSC waived if (i) contract owner has owned contract for 10 years and
        (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
      Hardship Waiver for Tax Sheltered Annuities                                                       --          0.15%       --
        CDSC waived if contract owner experiences hardship (defined under IRC
        Section 401(k)).

DEATH BENEFIT OPTIONS:
      One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                      --          0.15%       --
        If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
      Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued
            on or after 1-2-01)                                                                         --          0.20%       --
        If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
      One-Year Step Up (for contracts issued prior to 1-2-01)                                           --          0.05%     0.05%
        If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
      5% Enhanced (for contracts issued prior to 1-2-01)                                                --          0.10%     0.10%
        If death before annuitization, benefit will be greater of (i) contract value or (ii) total of all purchase payments less surrenders with 5%
        simple interest from purchase to most recent contract anniversary prior to annuitant's 86th birthday.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:
      Option 1                                                                                          --          0.45%       --
      Option 2                                                                                          --          0.30%       --
        Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

EXTRA VALUE OPTION (EV):                                                                                --          0.45%       --
        Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during first 12 months contract is in force.

BENEFICIARY PROTECTOR OPTION:                                                                           --          0.40%       --
        Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

MAXIMUM VARIABLE ACCOUNT CHARGES*                                                                     1.25%         3.15%     1.55%+

*     When maximum options are elected.

+     Includes 0.15% contract administrative charge.

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2001. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this change is appropriately included in the amounts disclosed).

                         TOTAL      FIDVIPEI     FIDVIPEIS     FIDVIPEI2      FIDVIPGR
                   -----------   -----------   -----------   -----------   -----------
0.95% ..........   $ 2,876,194            --       205,852        35,251            --
1.00% ..........     2,505,101            --       184,850        17,660            --
1.05% ..........       522,821            --        43,378         3,727            --
1.10% ..........       220,726            --         3,975        15,968            --
1.15% ..........        62,354            --           704         3,532            --
1.20% ..........        40,758            --           566         1,676            --
1.25% ..........        31,565            --           373         2,723            --
1.30% ..........     1,314,887        60,310           112            61       149,801
1.35% ..........         4,559            --            --           395            --
1.40% ..........    13,639,733       822,814           773         1,726     1,563,668
1.45% ..........       364,518        30,088         4,707           322        77,438
1.50% ..........       126,616        12,868            74         2,424        16,093
1.55% ..........         6,489            --            --           759            --
1.60% ..........         4,896            --            --           135            --
1.65% ..........         6,492            --            --         1,045            --
1.70% ..........         2,926            --            --             1            --
1.75% ..........         5,089            --            --         1,283            --
1.80% ..........           466            --            --           102            --
1.85% ..........           230            --            --            33            --
1.95% ..........            87            --            --             7            --
2.05% ..........           116            --            --            21            --
0.95% EV .......       439,532            --         3,091        26,128            --
1.00% EV .......       683,126            --         1,215        42,419            --
1.05% EV .......        55,368            --            52         7,753            --
1.10% EV .......       205,573            --            --        23,126            --
1.15% EV .......        98,470            --            --         4,964            --
1.20% EV .......        28,178            --            --         2,108            --
1.25% EV .......        27,688            --            --         3,352            --
1.30% EV .......        14,603            --            --           182            --
1.35% EV .......         1,659            --            --           137            --
1.40% EV .......         1,447            --            --            49            --
1.45% EV .......         4,807            --            --           347            --
1.50% EV .......         1,090            --            --             8            --
1.55% EV .......         1,566            --            --            88            --
1.60% EV .......           450            --            --            --            --
1.65% EV .......         3,772            --            --           545            --
1.80% EV .......            44            --            --             4            --
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $23,303,996       926,080       449,722       200,061     1,807,000
                   ===========   ===========   ===========   ===========   ===========

                     FIDVIPGRS     FIDVIPGR2      FIDVIPHI     FIDVIPHIS     FIDVIPHI2
                   -----------   -----------   -----------   -----------   -----------
0.95% ..........   $   400,687        79,564            --       140,079        13,354
1.00% ..........       385,861        45,911            --        98,293        10,851
1.05% ..........        73,863         4,877            --        24,046         1,096
1.10% ..........         7,495        29,721            --         1,877         9,151
1.15% ..........         8,011         6,190            --         1,028         1,813
1.20% ..........         1,981         3,780            --           410         1,473
1.25% ..........         1,407         3,957            --           202           333
1.30% ..........           366           179        56,317            --           102
1.35% ..........            72           851            --            --            75
1.40% ..........         1,690         2,697       861,648           104           364
1.45% ..........         1,504         2,718        17,224         2,445           102


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Continued            FIDVIPGRS     FIDVIPGR2      FIDVIPHI     FIDVIPHIS     FIDVIPHI2
                   -----------   -----------   -----------   -----------   -----------
1.50% ..........           893         1,539         6,927           341           795
1.55% ..........            --         1,287            --            --           148
1.60% ..........         1,327           122            --            --            66
1.65% ..........           181         1,358            --            --           539
1.70% ..........            --           734            --            --            --
1.75% ..........            --         1,200            --            --            93
1.80% ..........            --           112            --            --            --
1.85% ..........            --            17            --            --            22
1.95% ..........            --            16            --            --            --
2.05% ..........            --            21            --            --            --
0.95% EV .......         5,452        58,950            --         3,248        13,121
1.00% EV .......        18,487        98,785            --         2,274        21,010
1.05% EV .......            84         7,736            --            34         2,912
1.10% EV .......           505        35,087            --            --         6,863
1.15% EV .......           792        16,387            --            --         4,236
1.20% EV .......           197         3,655            --            --         1,343
1.25% EV .......           178         4,835            --            --           685
1.30% EV .......           161           513            --            --            --
1.35% EV .......            --           285            --            --            23
1.40% EV .......            --            14            --            --            13
1.45% EV .......            --           787            --            --           633
1.50% EV .......            --           561            --            --            --
1.55% EV .......            --           369            --            --             6
1.65% EV .......            --            --            --            --           364
1.80% EV .......            --             9            --            --             5
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $   911,194       414,824       942,116       274,381        91,591
                   ===========   ===========   ===========   ===========   ===========

                    FIDVIPMMKT      FIDVIPOV     FIDVIPOVS     FIDVIPOV2     FIDVIPVLS
                   -----------   -----------   -----------   -----------   -----------
0.95% ..........   $   116,963            --        92,822        16,118           349
1.00% ..........       112,861            --        72,616        13,098         1,282
1.05% ..........        27,001            --        16,696           920            19
1.10% ..........         5,907            --         2,204         6,940           160
1.15% ..........           518            --           422           629            --
1.20% ..........         3,677            --           583         1,091            --
1.25% ..........           987            --           449           370            --
1.30% ..........        53,375        77,683            17           104            --
1.35% ..........             2            --            --            58            --
1.40% ..........       690,990       782,057           450           709            --
1.45% ..........        23,294        11,018           907            89            --
1.50% ..........         7,058         3,808            55           609            --
1.55% ..........            --            --            --           304            --
1.60% ..........            99            --         1,135             2            --
1.65% ..........            23            --            --           300            --
1.70% ..........            --            --            --           140            --
1.75% ..........           540            --            --            31            --
1.80% ..........            --            --            --             6            --
1.85% ..........            --            --            --             8            --
1.95% ..........            --            --            --            11            --
0.95% EV .......        30,667            --         3,458        22,725           110
1.00% EV .......        27,098            --         7,768        34,920            --
1.05% EV .......         8,804            --            80         2,295            --
1.10% EV .......        13,862            --           350         6,722            --

Continued           FIDVIPMMKT      FIDVIPOV     FIDVIPOVS     FIDVIPOV2     FIDVIPVLS
                   -----------   -----------   -----------   -----------   -----------
1.15% EV .......        11,315            --           770         3,925            --
1.20% EV .......         4,096            --            --           915            --
1.25% EV .......         3,678            --            --           546            --
1.30% EV .......        11,439            --           165           135            --
1.35% EV .......            30            --            --           204            --
1.40% EV .......           266            --            --            --            --
1.45% EV .......           378            --            --           343            --
1.50% EV .......           187            --            --             2            --
1.55% EV .......            --            --            --            24            --
1.65% EV .......            --            --            --           179            --
1.80% EV .......            --            --            --             4            --
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $ 1,155,115       874,566       200,947       114,476         1,920
                   ===========   ===========   ===========   ===========   ===========

                     FIDVIPVL2      FIDVIPAM     FIDVIPAMS     FIDVIPAM2    FIDVIPAMGR
                   -----------   -----------   -----------   -----------   -----------
0.95% ..........   $       496            --        49,592         6,460            --
1.00% ..........            15            --        43,908         6,692            --
1.05% ..........             8            --        12,988            56            --
1.10% ..........           215            --            --         7,228            --
1.15% ..........           831            --             5         1,746            --
1.20% ..........             8            --           277         1,013            --
1.25% ..........            --            --           360           939            --
1.30% ..........            --        10,766            --            83         9,542
1.35% ..........            11            --            --           146            --
1.40% ..........           118       188,150            --           376       140,777
1.45% ..........            --         8,601            --           826         3,892
1.50% ..........            --         2,697            66           608         1,523
1.55% ..........            --            --            --           164            --
1.60% ..........            --            --            --             6            --
1.65% ..........            --            --            --            24            --
1.75% ..........            --            --            --           800            --
1.85% ..........            --            --            --            17            --
1.95% ..........             3            --            --            --            --
2.05% ..........            --            --            --            31            --
0.95% EV .......           485            --           417        11,356            --
1.00% EV .......           280            --         2,822        12,237            --
1.05% EV .......           288            --            --         2,129            --
1.10% EV .......         1,211            --            --         4,845            --
1.15% EV .......            40            --            --         3,134            --
1.20% EV .......             2            --            --           159            --
1.25% EV .......            --            --            --         2,161            --
1.35% EV .......             2            --            --            --            --
1.40% EV .......             1            --            --           239            --
1.45% EV .......            14            --            --             9            --
1.50% EV .......            --            --            --           292            --
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $     4,028       210,214       110,435        63,776       155,734
                   ===========   ===========   ===========   ===========   ===========

                   FIDVIPAMGRS   FIDVIPAMGR2     FIDVIPCON    FIDVIPCONS    FIDVIPCON2
                   -----------   -----------   -----------   -----------   -----------
0.95% ..........   $    29,831         8,737            --       241,901        39,305
1.00% ..........        32,494         1,486            --       229,723        30,194
1.05% ..........         8,404         1,037            --        51,006         2,758
1.10% ..........           484         2,953            --         3,211        12,309
1.15% ..........            --           296            --         5,954         2,080
1.20% ..........           422           575            --         1,348         2,820


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Continued          FIDVIPAMGRS   FIDVIPAMGR2     FIDVIPCON    FIDVIPCONS    FIDVIPCON2
                   -----------   -----------   -----------   -----------   -----------
1.25% ..........            16           131            --           785         2,193
1.30% ..........            41             1       121,713           172           312
1.35% ..........            --            42            --            66           255
1.40% ..........           259           155     1,289,013           926         1,697
1.45% ..........            --           468        41,567           933         1,101
1.50% ..........            58           570         7,766           618           902
1.55% ..........            --             8            --            --           853
1.60% ..........            --             1            --         1,425            80
1.65% ..........            --           172            --           207           457
1.70% ..........            --            --            --            --           380
1.75% ..........            --            --            --            --           117
1.80% ..........            --            --            --            --            15
1.85% ..........            --            16            --            42            --
1.95% ..........            --            --            --            --            24
0.95% EV .......           608         8,331            --         3,378        30,503
1.00% EV .......            --        20,635            --        12,529        59,534
1.05% EV .......            --         1,102            --            76         4,311
1.10% EV .......            --         4,278            --           572        14,034
1.15% EV .......            --         3,781            --            --        13,194
1.20% EV .......            91            95            --            82         1,918
1.25% EV .......            --           339            --            --         2,075
1.30% EV .......            --            40            --            --           333
1.35% EV .......            --            --            --            --           184
1.40% EV .......            --            --            --            --            10
1.45% EV .......            --            --            --            --           336
1.50% EV .......            --            --            --            --             2
1.55% EV .......            --             6            --            --           185
1.65% EV .......            --            --            --            --           390
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $    72,708        55,255     1,460,059       554,954       224,861
                   ===========   ===========   ===========   ===========   ===========

                    FIDVIPI500    FIDVIPIGBD   FIDVIPAGGRS   FIDVIPAGGR2     FIDVIPBAL
                   -----------   -----------   -----------   -----------   -----------
0.95% ..........   $   418,857       155,855           302         1,223            --
1.00% ..........       262,482       114,504           775           276            --
1.05% ..........        50,538        46,975           784            --            --
1.10% ..........        33,089        21,056            --           750            --
1.15% ..........         3,916         4,862            --           104            --
1.20% ..........         8,481         1,573            --            46            --
1.25% ..........         3,104         2,425            --            53            --
1.30% ..........        96,074        35,947            --            34       126,973
1.35% ..........           792           518            --            33            --
1.40% ..........       930,979       586,512            --           109     1,222,390
1.45% ..........        35,836        10,761            --             7         8,793
1.50% ..........        15,532         6,163            --            21         4,153
1.55% ..........         1,210           414            --             3            --
1.60% ..........           204            49            --            --            --
1.65% ..........         1,150            --            --             6            --
1.70% ..........           663             1            --            --            --
1.75% ..........            --            61            --            --            --
1.80% ..........           108            --            --            --            --
1.85% ..........            39            15            --            --            --
1.95% ..........            --            --            --             3            --
2.05% ..........            21            --            --            --            --

Continued           FIDVIPI500    FIDVIPIGBD   FIDVIPAGGRS   FIDVIPAGGR2     FIDVIPBAL
                   -----------   -----------   -----------   -----------   -----------
0.95% EV .......        59,153        22,251           601         1,781            --
1.00% EV .......        59,991        22,837            --           764            --
1.05% EV .......         2,115         6,199            --             8            --
1.10% EV .......        18,351        10,536            --         1,382            --
1.15% EV .......         4,065         2,286            --           257            --
1.20% EV .......         3,999         2,198            --           312            --
1.25% EV .......         1,546         1,901            --            69            --
1.30% EV .......           394           256            --            --            --
1.35% EV .......           146            96            --            --            --
1.40% EV .......           229           290            --            14            --
1.45% EV .......            25            27            --            --            --
1.50% EV .......            11            15            --            --            --
1.55% EV .......           136            --            --            --            --
1.60% EV .......            --            --           218            --            --
1.65% EV .......           753            --            --           202            --
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $ 2,013,989     1,056,583         2,680         7,457     1,362,309
                   ===========   ===========   ===========   ===========   ===========

                    FIDVIPBALS    FIDVIPBAL2  FIDVIPDYCAPS  FIDVIPDYCAP2    FIDVIPGRIN
                   -----------   -----------  ------------  ------------   -----------
0.95% ..........   $   106,245        11,833         3,916         3,631            --
1.00% ..........       102,518        11,690         1,847         1,779            --
1.05% ..........        19,963           773           223           300            --
1.10% ..........         2,731         3,895            --         1,199            --
1.15% ..........           872         1,159            --           268            --
1.20% ..........           146           735            24           243            --
1.25% ..........           190         1,909            --            27            --
1.30% ..........            --            75            --            --        53,407
1.35% ..........            --           446            --             4            --
1.40% ..........           873           748            45           475       658,813
1.45% ..........            41           163            --           114        27,338
1.50% ..........           337         1,099            --           471         7,783
1.55% ..........            --            77            --            53            --
1.60% ..........            --           104            --            41            --
1.65% ..........            --           231            --            76            --
1.70% ..........            --           297            --            --            --
1.75% ..........            --            10            --           377            --
1.80% ..........            --            25            --            --            --
1.85% ..........            --            --            --             8            --
1.95% ..........            --             4            --            --            --
0.95% EV .......           958        14,723           173         4,820            --
1.00% EV .......         1,224        33,194           237         8,362            --
1.05% EV .......            --           484            --         1,063            --
1.10% EV .......            --        11,854            --         1,875            --
1.15% EV .......            --         5,768            --         1,012            --
1.20% EV .......            --           486            --           766            --
1.25% EV .......            --           261            --           825            --
1.30% EV .......            --           179            --           244            --
1.35% EV .......            --            44            --             1            --
1.40% EV .......            --           242            --            35            --
1.45% EV .......            --           594            --             5            --
1.55% EV .......            --           215            --            --            --
1.65% EV .......            --            --            --            24            --
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $   236,098       103,317         6,465        28,098       747,341
                   ===========   ===========   ===========   ===========   ===========


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                   FIDVIPGRINS   FIDVIPGRIN2    FIDVIPGROP   FIDVIPGROPS   FIDVIPGROP2
                   -----------   -----------   -----------   -----------   -----------
0.95% ..........   $   214,645        26,839            --       304,420        23,405
1.00% ..........       253,035        22,482            --       281,858        22,579
1.05% ..........        54,061         2,361            --        52,702         1,080
1.10% ..........         4,480         9,907            --         7,164         9,052
1.15% ..........         4,729         2,239            --         5,049         1,448
1.20% ..........           920         1,916            --         1,236         1,405
1.25% ..........           708         3,414            --           724           924
1.30% ..........           101           308       422,047           152           394
1.35% ..........            --           428            --            --            47
1.40% ..........         1,404           843     3,878,111         4,105           222
1.45% ..........         3,205           777        39,067         3,717           675
1.50% ..........           111           402        19,950           391           488
1.55% ..........            --            86            --            --             4
1.60% ..........            --             1            --            --            43
1.65% ..........            --            18            --            --           150
1.75% ..........            --            89            --            --             5
1.95% ..........            --            --            --            --             5
0.95% EV .......         4,455        30,655            --         4,584        23,120
1.00% EV .......         7,214        63,924            --         3,322        33,498
1.05% EV .......            --         2,269            --           102         1,159
1.10% EV .......            --        16,228            --           222         9,725
1.15% EV .......            --         5,993            --           371         4,818
1.20% EV .......            --         1,478            --            75           736
1.25% EV .......            --         1,450            --           182         1,253
1.30% EV .......            --            74            --            --            --
1.35% EV .......            --           160            --            --            37
1.45% EV .......            --         1,133            --            --            --
1.55% EV .......            --           317            --            --            --
1.65% EV .......            --           579            --            --           363
1.80% EV .......            --             4            --            --             9
                   -----------   -----------   -----------   -----------   -----------
    Total ......   $   549,068       196,374     4,359,175       670,376       136,644
                   ===========   ===========   ===========   ===========   ===========

                    FIDVIPMCAP   FIDVIPMCAPS   FIDVIPMCAP2
                   -----------   -----------   -----------
0.95% ..........   $        --        92,882        34,780
1.00% ..........            --       118,380        23,101
1.05% ..........            --        19,870         1,311
1.10% ..........            --         2,155        15,450
1.15% ..........            --           434         3,515
1.20% ..........            --           271         2,062
1.25% ..........            --           717         2,145
1.30% ..........        37,939            29           350
1.35% ..........            --            --           318
1.40% ..........            --           152         2,791
1.45% ..........            --         1,191         3,589
1.50% ..........            --           298         1,125
1.55% ..........            --            --         1,119
1.60% ..........            --            --            56
1.65% ..........            --            --           555
1.70% ..........            --            --           710
1.75% ..........            --            --           483
1.80% ..........            --            --            98
1.85% ..........            --            --            13
1.95% ..........            --            --            14
2.05% ..........            --            --            22
0.95% EV .......            --         2,956        47,274
1.00% EV .......            --        11,685        74,861
1.05% EV .......            --            45         4,268
1.10% EV .......            --           951        22,994
1.15% EV .......            --         1,042        10,320
1.20% EV .......            --            --         3,467
1.25% EV .......            --           253         2,099
1.30% EV .......            --           173           315
1.35% EV .......            --            --           310
1.40% EV .......            --            --            45
1.45% EV .......            --            --           176
1.50% EV .......            --            --            12
1.55% EV .......            --            --           220
1.60% EV .......            --           232            --
1.65% EV .......            --            --           373
1.80% EV .......            --            --             9
                   -----------   -----------   -----------
    Total ......   $    37,939       253,716       260,350
                   ===========   ===========   ===========

(3)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(4)   FINANCIAL HIGHLIGHTS

      The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
Fidelity(R) VIP Fund - Equity-Income
Portfolio: Initial Class
  2001 ................................      1.30%           411,034     $14.227149   $  5,847,842          -6.20%
                                             1.40%         4,069,198      14.156023     57,603,660          -6.29%
                                             1.45%           154,895      11.922646      1,846,758          -6.34%
                                             1.50%            71,430      11.897518        849,840          -6.39%
  2000 ................................      1.30%           269,501      15.167348      4,087,615           7.02%
                                             1.40%         3,882,249      15.106920     58,648,825           6.91%
                                             1.45%           187,086      12.730017      2,381,608           6.86%
                                             1.50%            68,914      12.709684        875,875           6.80%
  1999 ................................      1.30%           339,601      14.172629      4,813,039           4.95%
                                             1.40%         4,715,117      14.130390     66,626,442           4.84%
                                             1.45%           207,264      11.913142      2,469,165           4.79%
                                             1.50%            59,406      11.900112        706,938           4.73%
  1998 ................................      1.30%           287,376      13.504485      3,880,865          10.18%
                                             1.40%         4,522,264      13.477888     60,950,568          10.06%
                                             1.45%           143,214      11.368793      1,628,170          10.01%
                                             1.50%            54,381      11.362118        617,883           9.95%
  1997 ................................      1.30%           154,015      12.257123      1,887,781          22.57% 01/20/97
                                             1.40%         3,002,855      12.245396     36,771,149          22.45% 01/20/97
                                             1.45%            11,206      10.334399        115,807           3.34% 11/03/97
                                             1.50%             4,862      10.333567         50,242           3.34% 11/03/97

Fidelity(R) VIP Fund - Equity-Income
Portfolio: Service Class
  2001 ................................      0.95%         1,801,287      11.419115     20,569,103          -6.00%
                                             1.00%         1,596,242      11.396714     18,191,914          -6.04%
                                             1.05%           332,251      11.374365      3,779,144          -6.09%
                                             1.10%            33,834       9.398499        317,989          -6.14%
                                             1.15%             6,007       9.385853         56,381          -6.19%
                                             1.20%             4,444       9.373214         41,655          -6.23%
                                             1.25%             3,531       9.360599         33,052          -6.28%
                                             1.30%               843       9.347976          7,880          -6.33%
                                             1.40%             5,813       9.322767         54,193          -6.43%
                                             1.45%            33,971       9.310188        316,276          -6.47%
                                             1.50%               528       9.297598          4,909          -6.52%
                                             0.95% EV***      18,853      10.488965        197,748          -6.41%
                                             1.00% EV***       7,838      10.473259         82,089          -6.46%
                                             1.05% EV***         330      10.457557          3,451          -6.50%
  2000 ................................      0.95%         1,853,302      12.147445     22,512,884           7.28%
                                             1.00%         1,516,408      12.129776     18,393,689           7.23%
                                             1.05%           371,009      12.112146      4,493,715           7.17%
                                             1.10%            39,983      10.013214        400,358           7.12%
                                             1.15%             6,433      10.004822         64,361           7.07%
                                             1.20%             4,662       9.996446         46,603           7.01%
                                             1.25%             1,887       9.988075         18,847           6.96%
                                             1.30%               843       9.979686          8,413           6.91%
                                             1.40%             5,439       9.962936         54,188           6.80%
                                             1.45%            34,272       9.954571        341,163           6.74%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.50%               528       9.946193          5,252           6.69%
                                             0.95% EV***      23,284      11.207238        260,949          10.72% 01/21/00
                                             1.00% EV***       7,190      11.196168         80,500          10.67% 01/21/00
                                             1.05% EV***         330      11.185083          3,691          10.62% 01/21/00
  1999 ................................      0.95%         1,764,738      11.322947     19,982,035           5.25%
                                             1.00%         1,423,414      11.312151     16,101,874           5.19%
                                             1.05%           363,153      11.301374      4,104,128           5.14%
                                             1.10%             9,213       9.347646         86,120          -6.52% 05/03/99
                                             1.15%             3,388       9.344503         31,659          -6.55% 05/03/99
                                             1.20%             2,421       9.341371         22,615          -6.59% 05/03/99
                                             1.25%             1,237       9.338236         11,551          -6.62% 05/03/99
                                             1.30%               341       9.335095          3,183          -6.65% 05/03/99
                                             1.40%               887       9.328815          8,275          -6.71% 05/03/99
                                             1.45%             3,470       9.325673         32,360          -6.74% 05/03/99
  1998 ................................      0.95%           835,604      10.758604      8,989,933           7.59% 02/09/98
                                             1.00%           769,458      10.753771      8,274,575           7.54% 02/09/98
                                             1.05%           184,391      10.748944      1,982,009           7.49% 02/09/98

Fidelity(R) VIP Fund - Equity-Income
Portfolio: Service Class 2
  2001 ................................      0.95%           581,991      10.207668      5,940,771          -6.13%
                                             1.00%           191,479      10.199081      1,952,910          -6.18%
                                             1.05%            45,974      10.190500        468,498          -6.23%
                                             1.10%           248,989      10.181917      2,535,185          -6.27%
                                             1.15%            61,491      10.173350        625,569          -6.32%
                                             1.20%            18,545      10.164777        188,506          -6.37%
                                             1.25%            34,759      10.156195        353,019          -6.42%
                                             1.30%               708      10.147635          7,185          -6.47%
                                             1.35%             7,580      10.139075         76,854          -6.51%
                                             1.40%            33,936      10.130513        343,789          -6.56%
                                             1.45%             2,295      10.121941         23,230          -6.61%
                                             1.50%            29,768      10.113386        301,055          -6.66%
                                             1.55%            10,755      10.104825        108,677          -6.70%
                                             1.60%             3,102      10.096273         31,319          -6.75%
                                             1.65%            10,445      10.087731        105,366          -6.80%
                                             1.70%                43      10.079193            433          -6.85%
                                             1.75%            13,135      10.070646        132,278          -6.89%
                                             1.80%             1,259      10.062105         12,668          -6.94%
                                             1.85%               564      10.053575          5,670          -6.99%
                                             1.95%               111      10.036504          1,114          -7.09%
                                             2.05%               336      10.019452          3,367          -7.18%
                                             0.95% EV***     309,040       9.388671      2,901,475          -6.54%
                                             1.00% EV***     398,623       9.375930      3,737,461          -6.59%
                                             1.05% EV***      56,868       9.363213        532,467          -6.64%
                                             1.10% EV***     310,463       9.350495      2,902,983          -6.69%
                                             1.15% EV***      40,936       9.337809        382,253          -6.74%
                                             1.20% EV***      29,221       9.325106        272,489          -6.78%
                                             1.25% EV***      37,304       9.312443        347,391          -6.83%
                                             1.30% EV***       2,783       9.299781         25,881          -6.88%
                                             1.35% EV***       2,118       9.287113         19,670          -6.93%
                                             1.40% EV***         809       9.274479          7,503          -6.97%
                                             1.45% EV***       3,479       9.261835         32,222          -7.02%
                                             1.50% EV***         166       9.249230          1,535          -7.07%


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.55% EV***       1,481       9.236612         13,679          -7.12%
                                             1.65% EV***       7,944       9.211434         73,176          -7.21%
                                             1.80% EV***         338       9.173713          3,101          -7.36%
  2000 ................................      0.95%           183,999      10.874421      2,000,883           8.74% 05/01/00
                                             1.00%           112,341      10.870802      1,221,237           8.71% 05/01/00
                                             1.05%            13,756      10.867182        149,489           8.67% 05/01/00
                                             1.10%            50,212      10.863547        545,480           8.64% 05/01/00
                                             1.15%             3,305      10.859935         35,892           8.60% 05/01/00
                                             1.20%            11,732      10.856303        127,366           8.56% 05/01/00
                                             1.25%             7,726      10.852674         83,848           8.53% 05/01/00
                                             1.30%               236      10.849047          2,560           8.49% 05/01/00
                                             1.35%               875      10.845425          9,490           8.45% 05/01/00
                                             1.40%               290      10.841799          3,144           8.42% 05/01/00
                                             1.45%             1,293      10.838163         14,014           8.38% 05/01/00
                                             1.50%             1,496      10.834533         16,208           8.35% 05/01/00
                                             1.65%               903      10.823636          9,774           8.24% 05/01/00
                                             1.80%                85      10.812739            919           8.13% 05/01/00
                                             0.95% EV***      80,595      10.046168        809,671           8.42% 05/01/00
                                             1.00% EV***     142,042      10.037658      1,425,769           8.38% 05/01/00
                                             1.05% EV***      32,839      10.029168        329,348           8.35% 05/01/00
                                             1.10% EV***      48,922      10.020669        490,231           8.31% 05/01/00
                                             1.15% EV***      15,082      10.012183        151,004           8.27% 05/01/00
                                             1.20% EV***       2,379      10.003687         23,799           8.24% 05/01/00
                                             1.25% EV***       6,113       9.995208         61,101           8.20% 05/01/00
                                             1.35% EV***         236       9.978247          2,355           8.13% 05/01/00
                                             1.45% EV***         447       9.961290          4,453           8.06% 05/01/00

Fidelity(R) VIP Fund - Growth Portfolio:
Initial Class
  2001 ................................      1.30%           611,114      15.500002      9,472,268         -18.73%
                                             1.40%         5,960,258      15.422487     91,922,002         -18.81%
                                             1.45%           240,907      13.290081      3,201,674         -18.85%
                                             1.50%            74,355      13.262071        986,101         -18.89%
  2000 ................................      1.30%           760,925      19.071724     14,512,152         -12.13%
                                             1.40%         7,489,252      18.995761    142,264,041         -12.22%
                                             1.45%           447,316      16.377655      7,325,987         -12.26%
                                             1.50%            75,389      16.351497      1,232,723         -12.31%
  1999 ................................      1.30%           451,891      21.704997      9,808,293          35.65%
                                             1.40%         5,101,104      21.640361    110,389,732          35.51%
                                             1.45%           297,413      18.667172      5,551,860          35.45%
                                             1.50%            68,415      18.646776      1,275,719          35.38%
  1998 ................................      1.30%           211,073      16.000493      3,377,272          37.68%
                                             1.40%         3,147,851      15.969000     50,268,033          37.54%
                                             1.45%           133,287      13.781993      1,836,961          37.47%
                                             1.50%            42,192      13.773906        581,149          37.40%
  1997 ................................      1.30%           127,291      11.621651      1,479,332          16.22% 01/20/97
                                             1.40%         1,898,005      11.610523     22,036,831          16.11% 01/20/97
                                             1.45%            20,722      10.025497        207,748           0.25% 11/03/97
                                             1.50%             2,478      10.024687         24,841           0.25% 11/03/97

Fidelity(R) VIP Fund - Growth Portfolio:
Service Class
  2001 ................................      0.95%         2,890,947      12.949436     37,436,133         -18.51%
                                             1.00%         2,635,935      12.924025     34,066,890         -18.55%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.05%           479,653      12.898643      6,186,873         -18.60%
                                             1.10%            65,429       8.854191        579,321         -18.64%
                                             1.15%            72,992       8.842257        645,414         -18.68%
                                             1.20%            17,392       8.830356        153,578         -18.72%
                                             1.25%            10,610       8.818451         93,564         -18.76%
                                             1.30%             2,876       8.806545         25,328         -18.80%
                                             1.35%               585       8.794661          5,145         -18.84%
                                             1.40%            12,624       8.782784        110,874         -18.89%
                                             1.45%            10,188       8.770906         89,358         -18.93%
                                             1.50%             6,484       8.759055         56,794         -18.97%
                                             1.60%             8,906       8.735373         77,797         -19.05%
                                             1.65%             1,183       8.723545         10,320         -19.09%
                                             0.95% EV***      36,070       9.269757        334,360         -19.01%
                                             1.00% EV***     119,642       9.255857      1,107,389         -19.05%
                                             1.05% EV***         577       9.241959          5,333         -19.09%
                                             1.10% EV***       3,457       9.228093         31,902         -19.13%
                                             1.15% EV***       5,034       9.214224         46,384         -19.17%
                                             1.20% EV***       1,212       9.200390         11,151         -19.21%
                                             1.25% EV***       1,041       9.186545          9,563         -19.26%
  2000 ................................      0.95%         3,221,909      15.891422     51,200,716         -11.91%
                                             1.00%         3,028,114      15.868312     48,051,058         -11.95%
                                             1.05%           545,330      15.845214      8,640,871         -12.00%
                                             1.10%            77,114      10.882393        839,185         -12.04%
                                             1.15%            74,675      10.873273        811,962         -12.08%
                                             1.20%            17,691      10.864164        192,198         -12.13%
                                             1.25%            13,063      10.855048        141,799         -12.17%
                                             1.30%             3,479      10.845940         37,733         -12.22%
                                             1.35%               585      10.836830          6,340         -12.26%
                                             1.40%            15,177      10.827725        164,332         -12.31%
                                             1.45%            11,079      10.818621        119,860         -12.35%
                                             1.50%             5,843      10.809532         63,160         -12.39%
                                             1.60%            10,916      10.791343        117,798         -12.48%
                                             1.65%             1,183      10.782261         12,755         -12.53%
                                             0.95% EV***      36,274      11.445143        415,161         -13.59% 01/21/00
                                             1.00% EV***     133,164      11.433837      1,522,575         -13.63% 01/21/00
                                             1.05% EV***         577      11.422528          6,591         -13.67% 01/21/00
                                             1.10% EV***       3,199      11.411226         36,505         -13.71% 01/21/00
                                             1.15% EV***       5,034      11.399933         57,387         -13.75% 01/21/00
                                             1.20% EV***       1,242      11.388635         14,145         -13.79% 01/21/00
                                             1.25% EV***       1,097      11.377352         12,481         -13.83% 01/21/00
                                             1.30% EV***       3,947      11.366086         44,862         -13.87% 01/21/00
  1999 ................................      0.95%         2,302,553      18.039523     41,536,958          35.98%
                                             1.00%         2,294,573      18.022329     41,353,550          35.91%
                                             1.05%           464,007      18.005139      8,354,511          35.85%
                                             1.10%            14,162      12.372047        175,213          23.72% 05/03/99
                                             1.15%            47,923      12.367900        592,707          23.68% 05/03/99
                                             1.20%             3,943      12.363757         48,750          23.64% 05/03/99
                                             1.25%             2,068      12.359610         25,560          23.60% 05/03/99
                                             1.30%             1,427      12.355467         17,631          23.55% 05/03/99
                                             1.40%             5,165      12.347169         63,773          23.47% 05/03/99
                                             1.45%             2,607      12.343020         32,178          23.43% 05/03/99
                                             1.50%             1,137      12.338879         14,029          23.39% 05/03/99
                                             1.60%               539      12.330569          6,646          23.31% 05/03/99

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  1998 ................................      0.95%           736,569      13.265992      9,771,318          32.66% 02/09/98
                                             1.00%           557,011      13.260038      7,385,987          32.60% 02/09/98
                                             1.05%           163,939      13.254076      2,172,860          32.54% 02/09/98

Fidelity(R) VIP Fund - Growth Portfolio:
Service Class 2
  2001 ................................      0.95%         1,448,978       6.897293      9,994,026         -18.65%
                                             1.00%           655,639       6.891480      4,518,323         -18.69%
                                             1.05%            72,870       6.885666        501,758         -18.73%
                                             1.10%           548,258       6.879860      3,771,938         -18.78%
                                             1.15%           119,492       6.874049        821,394         -18.82%
                                             1.20%            51,769       6.868238        355,562         -18.86%
                                             1.25%            62,143       6.862459        426,454         -18.90%
                                             1.30%             2,345       6.856641         16,079         -18.94%
                                             1.35%            15,552       6.850854        106,544         -18.98%
                                             1.40%            48,765       6.845050        333,799         -19.02%
                                             1.45%            27,698       6.839254        189,434         -19.07%
                                             1.50%            34,617       6.833466        236,554         -19.11%
                                             1.55%            24,184       6.827677        165,121         -19.15%
                                             1.60%             3,452       6.821878         23,549         -19.19%
                                             1.65%            17,235       6.816105        117,476         -19.23%
                                             1.70%             6,268       6.810319         42,687         -19.27%
                                             1.75%            17,594       6.804531        119,719         -19.31%
                                             1.80%             1,927       6.798758         13,101         -19.36%
                                             1.85%               322       6.792973          2,187         -19.40%
                                             2.05%               511       6.769887          3,459         -19.56%
                                             0.95% EV***     599,753       8.761341      5,254,641         -19.15%
                                             1.00% EV***     798,194       8.749451      6,983,759         -19.19%
                                             1.05% EV***      42,877       8.737564        374,641         -19.23%
                                             1.10% EV***     410,472       8.725703      3,581,657         -19.27%
                                             1.15% EV***     122,360       8.713837      1,066,225         -19.31%
                                             1.20% EV***      32,627       8.701978        283,919         -19.35%
                                             1.25% EV***      46,861       8.690142        407,229         -19.39%
                                             1.30% EV***       3,947       8.678315         34,253         -19.44%
                                             1.35% EV***       2,571       8.666493         22,282         -19.48%
                                             1.40% EV***         102       8.654674            883         -19.52%
                                             1.45% EV***       5,950       8.642859         51,425         -19.56%
                                             1.55% EV***       4,787       8.619292         41,261         -19.64%
                                             1.80% EV***         707       8.560547          6,052         -19.85%
  2000 ................................      0.95%           805,755       8.478714      6,831,766         -15.21% 05/01/00
                                             1.00%           528,154       8.475873      4,476,566         -15.24% 05/01/00
                                             1.05%            49,665       8.473041        420,814         -15.27% 05/01/00
                                             1.10%           196,392       8.470211      1,663,482         -15.30% 05/01/00
                                             1.15%            40,430       8.467374        342,336         -15.33% 05/01/00
                                             1.20%            31,833       8.464537        269,452         -15.35% 05/01/00
                                             1.25%            22,582       8.461714        191,082         -15.38% 05/01/00
                                             1.30%             1,555       8.458873         13,154         -15.41% 05/01/00
                                             1.35%             2,265       8.456041         19,153         -15.44% 05/01/00
                                             1.40%             6,155       8.453200         52,029         -15.47% 05/01/00
                                             1.45%            17,263       8.450368        145,879         -15.50% 05/01/00
                                             1.50%               868       8.447531          7,332         -15.52% 05/01/00
                                             1.55%             2,198       8.444694         18,561         -15.55% 05/01/00
                                             1.60%               864       8.441852          7,294         -15.58% 05/01/00

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.65%             2,694       8.439022         22,735         -15.61% 05/01/00
                                             1.70%             3,639       8.436186         30,699         -15.64% 05/01/00
                                             1.80%               164       8.430504          1,383         -15.69% 05/01/00
                                             1.95%               173       8.421979          1,457         -15.78% 05/01/00
                                             0.95% EV***     301,895      10.835962      3,271,323         -15.43% 05/01/00
                                             1.00% EV***     544,431      10.826793      5,894,442         -15.46% 05/01/00
                                             1.05% EV***      40,470      10.817634        437,790         -15.49% 05/01/00
                                             1.10% EV***     111,766      10.808475      1,208,020         -15.51% 05/01/00
                                             1.15% EV***      78,134      10.799315        843,794         -15.54% 05/01/00
                                             1.20% EV***      18,151      10.790164        195,852         -15.57% 05/01/00
                                             1.25% EV***      14,341      10.781014        154,611         -15.60% 05/01/00
                                             1.30% EV***       5,386      10.771877         58,017         -15.63% 05/01/00
                                             1.35% EV***       1,470      10.762725         15,821         -15.66% 05/01/00
                                             1.45% EV***       3,301      10.744440         35,467         -15.71% 05/01/00
                                             1.50% EV***       3,780      10.735311         40,579         -15.74% 05/01/00
                                             1.55% EV***         615      10.726179          6,597         -15.77% 05/01/00

Fidelity(R) VIP Fund - High Income
Portfolio: Initial Class
  2001 ................................      1.30%           434,677       7.978404      3,468,029         -12.89%
                                             1.40%         5,787,077       7.936743     45,930,543         -12.98%
                                             1.45%           150,130       6.762920      1,015,317         -13.02%
                                             1.50%            59,071       6.748658        398,650         -13.06%
  2000 ................................      1.30%           523,405       9.158626      4,793,671         -23.48%
                                             1.40%         8,057,836       9.120099     73,488,262         -23.55%
                                             1.45%           171,239       7.775236      1,331,424         -23.59%
                                             1.50%            64,360       7.762794        499,613         -23.63%
  1999 ................................      1.30%           752,154      11.968494      9,002,151           6.75%
                                             1.40%        11,059,477      11.930180    131,941,551           6.64%
                                             1.45%           203,248      10.176069      2,068,266           6.59%
                                             1.50%            67,174      10.164929        682,819           6.53%
  1998 ................................      1.30%           828,898      11.211755      9,293,401          -5.57%
                                             1.40%        12,800,840      11.187199    143,205,544          -5.67%
                                             1.45%           154,310       9.547168      1,473,223          -5.72%
                                             1.50%            46,036       9.541553        439,255          -5.76%
  1997 ................................      1.30%           721,088      11.873382      8,561,753          16.14%
                                             1.40%        11,855,636      11.859397    140,600,694          16.02%
                                             1.45%             8,110      10.125956         82,122           1.26% 11/03/97
                                             1.50%             6,537      10.125138         66,188           1.25% 11/03/97

Fidelity(R) VIP Fund - High Income
Portfolio: Service Class
  2001 ................................      0.95%         1,901,773       6.601032     12,553,664         -12.74%
                                             1.00%         1,247,611       6.588072      8,219,351         -12.78%
                                             1.05%           291,952       6.575152      1,919,629         -12.83%
                                             1.10%            19,257       6.476636        124,721         -12.87%
                                             1.15%            11,197       6.467917         72,421         -12.92%
                                             1.20%             4,376       6.459185         28,265         -12.96%
                                             1.25%             1,239       6.450489          7,992         -13.00%
                                             1.40%             1,144       6.424407          7,350         -13.14%
                                             1.45%            23,904       6.415725        153,361         -13.18%
                                             1.50%             3,398       6.407058         21,771         -13.23%
                                             0.95% EV***      32,355       6.967892        225,446         -13.24%
                                             1.00% EV***      19,008       6.957435        132,247         -13.28%
                                             1.05% EV***         312       6.946995          2,167         -13.33%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  2000 ................................      0.95%         2,111,782       7.564599     15,974,784        -23.34%
                                             1.00%         1,411,258       7.553578     10,660,047        -23.38%
                                             1.05%           347,466       7.542585      2,620,792        -23.42%
                                             1.10%            25,778       7.433364        191,617        -23.46%
                                             1.15%            13,020       7.427138         96,701        -23.50%
                                             1.20%             4,563       7.420890         33,862        -23.54%
                                             1.25%             3,026       7.414681         22,437        -23.58%
                                             1.40%               912       7.396001          6,745        -23.69%
                                             1.45%            24,195       7.389789        178,796        -23.73%
                                             1.50%             2,406       7.383568         17,765        -23.77%
                                             0.95% EV***      26,347       8.031083        211,595        -22.41% 01/21/00
                                             1.00% EV***      21,517       8.023139        172,634        -22.45% 01/21/00
                                             1.05% EV***         312       8.015197          2,501        -22.49% 01/21/00
  1999 ................................      0.95%         2,215,561       9.868246     21,863,701          7.05%
                                             1.00%         1,459,647       9.858827     14,390,407          6.99%
                                             1.05%           380,228       9.849428      3,745,028          6.94%
                                             1.10%             9,214       9.711691         89,484         -2.88% 05/03/99
                                             1.15%             1,531       9.708435         14,864         -2.92% 05/03/99
                                             1.20%             1,746       9.705170         16,945         -2.95% 05/03/99
                                             1.25%             2,250       9.701921         21,829         -2.98% 05/03/99
                                             1.40%               107       9.692137          1,037         -3.08% 05/03/99
                                             1.50%               267       9.685624          2,586         -3.14% 05/03/99
  1998 ................................      0.95%         1,086,298       9.218542     10,014,084         -7.81% 02/09/98
                                             1.00%           775,123       9.214386      7,142,283         -7.86% 02/09/98
                                             1.05%           270,444       9.210254      2,490,858         -7.90% 02/09/98

Fidelity(R) VIP Fund - High Income
Portfolio: Service Class 2
  2001 ................................      0.95%           243,816       7.018847      1,711,307        -12.77%
                                             1.00%           160,761       7.012944      1,127,408        -12.82%
                                             1.05%            14,910       7.007024        104,475        -12.86%
                                             1.10%           143,516       7.001121      1,004,773        -12.91%
                                             1.15%            38,983       6.995225        272,695        -12.95%
                                             1.20%            15,464       6.989318        108,083        -12.99%
                                             1.25%             4,599       6.983409         32,117        -13.04%
                                             1.30%             1,346       6.977508          9,392        -13.08%
                                             1.35%             1,930       6.971623         13,455        -13.13%
                                             1.40%             5,315       6.965740         37,023        -13.17%
                                             1.45%             1,315       6.959828          9,152        -13.22%
                                             1.50%             8,777       6.953925         61,035        -13.26%
                                             1.55%             2,949       6.948050         20,490        -13.30%
                                             1.60%             1,133       6.942163          7,865        -13.35%
                                             1.65%             5,106       6.936271         35,417        -13.39%
                                             1.70%                24       6.930397            166        -13.44%
                                             1.75%             2,636       6.924516         18,253        -13.48%
                                             1.85%               516       6.912752          3,567        -13.57%
                                             0.95% EV***     195,911       6.422232      1,258,186        -13.27%
                                             1.00% EV***     267,142       6.413516      1,713,319        -13.32%
                                             1.05% EV***      29,807       6.404801        190,908        -13.36%
                                             1.10% EV***     103,317       6.396083        660,824        -13.41%
                                             1.15% EV***      52,370       6.387393        334,508        -13.45%
                                             1.20% EV***      24,846       6.378704        158,485        -13.50%
                                             1.25% EV***       9,096       6.370040         57,942        -13.54%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.35% EV***         837       6.352687          5,317        -13.63%
                                             1.40% EV***         434       6.344021          2,753        -13.67%
                                             1.45% EV***      10,234       6.335375         64,836        -13.72%
                                             1.55% EV***         219       6.318087          1,384        -13.81%
                                             1.65% EV***       7,413       6.300835         46,708        -13.89%
                                             1.80% EV***         491       6.275017          3,081        -14.03%
  2000 ................................      0.95%           104,095       8.046605        837,611        -19.53% 05/01/00
                                             1.00%           105,348       8.043918        847,411        -19.56% 05/01/00
                                             1.05%             8,058       8.041230         64,796        -19.59% 05/01/00
                                             1.10%            62,966       8.038536        506,154        -19.61% 05/01/00
                                             1.15%            10,937       8.035851         87,888        -19.64% 05/01/00
                                             1.20%            17,150       8.033155        137,769        -19.67% 05/01/00
                                             1.25%             3,350       8.030466         26,902        -19.70% 05/01/00
                                             1.30%               326       8.027765          2,617        -19.72% 05/01/00
                                             1.35%               138       8.025085          1,107        -19.75% 05/01/00
                                             1.40%             1,162       8.022393          9,322        -19.78% 05/01/00
                                             1.50%             1,113       8.016993          8,923        -19.83% 05/01/00
                                             1.65%             1,173       8.008912          9,394        -19.91% 05/01/00
                                             0.95% EV***      66,936       7.405209        495,675        -19.80% 05/01/00
                                             1.00% EV***     109,342       7.398937        809,015        -19.83% 05/01/00
                                             1.05% EV***       6,919       7.392665         51,150        -19.86% 05/01/00
                                             1.10% EV***      25,943       7.386396        191,625        -19.88% 05/01/00
                                             1.15% EV***      20,692       7.380133        152,710        -19.91% 05/01/00
                                             1.20% EV***       5,293       7.373869         39,030        -19.94% 05/01/00
                                             1.25% EV***          63       7.367616            464        -19.96% 05/01/00
                                             1.35% EV***         195       7.355099          1,434        -20.02% 05/01/00

Fidelity(R) VIP Fund - Money Market
Portfolio: Initial Class
  2001 ................................      0.95%         1,292,542      11.779111     15,224,996          3.15%
                                             1.00%         1,069,809      11.755833     12,576,496          3.10%
                                             1.05%           234,505      11.732595      2,751,352          3.05%
                                             1.10%            89,040      11.128248        990,859          3.00%
                                             1.15%            11,839      11.113226        131,569          2.94%
                                             1.20%            37,336      11.098217        414,363          2.89%
                                             1.25%            13,826      11.083221        153,237          2.84%
                                             1.30%           366,800      12.214356      4,480,226          2.79%
                                             1.40%         4,628,502      12.150588     56,239,021          2.68%
                                             1.45%           256,313      11.663532      2,989,515          2.63%
                                             1.50%            41,069      11.638891        477,998          2.58%
                                             1.60%             2,045      10.978600         22,451          2.47%
                                             1.65%               220      10.963705          2,412          2.42%
                                             1.75%             9,170      10.933951        100,264          2.32%
                                             0.95% EV***     302,443      12.158650      3,677,299          2.71%
                                             1.00% EV***     253,422      11.671288      2,957,761          2.66%
                                             1.05% EV***      62,920      11.646647        732,807          2.60%
                                             1.10% EV***     228,302      11.154069      2,546,496          2.55%
                                             1.15% EV***      74,071      11.136615        824,900          2.50%
                                             1.20% EV***      51,493      11.119180        572,560          2.45%
                                             1.25% EV***      19,901      11.101766        220,936          2.39%
                                             1.30% EV***      90,811      11.084370      1,006,583          2.34%
                                             1.35% EV***         524      11.066992          5,799          2.29%
                                             1.40% EV***       4,849      11.049635         53,580          2.24%
                                             1.45% EV***       2,265      11.032293         24,988          2.18%
                                             1.50% EV***       4,462      11.014969         49,149          2.13%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  2000 ................................      0.95%           667,253      11.418931      7,619,316          5.33%
                                             1.00%           746,409      11.402151      8,510,668          5.28%
                                             1.05%           198,954      11.385393      2,265,169          5.22%
                                             1.10%            10,708      10.804422        115,694          5.17%
                                             1.20%               533      10.786230          5,749          5.06%
                                             1.30%           267,927      11.883085      3,183,799          4.96%
                                             1.40%         3,292,556      11.833100     38,961,144          4.85%
                                             1.45%            94,186      11.364567      1,070,383          4.80%
                                             1.50%            37,534      11.346346        425,874          4.75%
                                             1.65%                19      10.704521            203          4.59%
                                             0.95% EV***      52,177      11.838045        617,674          4.88%
                                             1.00% EV***      29,338      11.369330        333,553          4.83%
                                             1.05% EV***      43,161      11.351115        489,925          4.77%
                                             1.10% EV***      12,097      10.876586        131,574          4.72%
                                             1.15% EV***      29,516      10.865114        320,695          4.67%
                                             1.25% EV***      18,793      10.842192        203,757          4.56%
  1999 ................................      0.95%         1,012,021      10.841227     10,971,549          4.17%
                                             1.00%           555,151      10.830732      6,012,692          4.12%
                                             1.05%           286,015      10.820248      3,094,753          4.06%
                                             1.10%             2,487      10.273279         25,550          2.73% 05/03/99
                                             1.15%            12,006      10.269790        123,299          2.70% 05/03/99
                                             1.20%               257      10.266304          2,638          2.66% 05/03/99
                                             1.30%           430,480      11.321684      4,873,759          3.80%
                                             1.40%         4,611,877      11.285433     52,047,029          3.70%
                                             1.45%            92,768      10.844055      1,005,981          3.64%
                                             1.50%            49,021      10.832134        531,002          3.59%
  1998 ................................      0.95%           629,443      10.407380      6,550,852          4.07% 01/30/98
                                             1.00%           432,297      10.402557      4,496,994          4.03% 01/30/98
                                             1.05%           236,787      10.397737      2,462,049          3.98% 01/30/98
                                             1.30%           293,784      10.907151      3,204,346          4.09%
                                             1.40%         4,065,479      10.883253     44,245,637          3.99%
                                             1.45%           148,766      10.462911      1,556,525          3.94%
                                             1.50%            71,766      10.456715        750,437          3.88%
  1997 ................................      1.30%           271,745      10.478255      2,847,413          4.11%
                                             1.40%         3,889,929      10.465899     40,711,604          4.00%
                                             1.45%            10,276      10.066783        103,446          0.67% 10/31/97

Fidelity(R) VIP Fund - Overseas
Portfolio: Initial Class
  2001 ................................      1.30%           435,370      11.272693      4,907,792        -22.20%
                                             1.40%         3,912,704      11.213840     43,876,437        -22.28%
                                             1.45%            62,839       9.570633        601,409        -22.32%
                                             1.50%            23,110       9.550445        220,711        -22.36%
  2000 ................................      1.30%           507,364      14.489156      7,351,276        -20.16%
                                             1.40%         4,932,146      14.428235     71,162,162        -20.24%
                                             1.45%            76,976      12.320308        948,368        -20.28%
                                             1.50%            24,233      12.300620        298,081        -20.32%
  1999 ................................      1.30%           514,856      18.146675      9,342,925         40.77%
                                             1.40%         5,109,217      18.088630     92,418,736         40.63%
                                             1.45%            65,541      15.453729      1,012,853         40.56%
                                             1.50%            15,948      15.436822        246,186         40.49%


                                                                     (Continued)

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  1998 ................................      1.30%           540,532      12.890557      6,967,759         11.29%
                                             1.40%         5,585,894      12.862332     71,847,623         11.17%
                                             1.45%            48,076      10.994287        528,561         11.12%
                                             1.50%             9,431      10.987826        103,626         11.06%
  1997 ................................      1.30%           511,182      11.583345      5,921,197         10.11%
                                             1.40%         5,423,416      11.569690     62,747,242          9.99%
                                             1.45%            12,573       9.894400        124,402         -1.06% 11/03/97
                                             1.50%             3,738       9.893604         36,982         -1.06% 11/03/97

Fidelity(R) VIP Fund - Overseas
Portfolio: Service Class
  2001 ................................      0.95%           864,679       9.328759      8,066,382        -22.02%
                                             1.00%           645,412       9.310438      6,009,068        -22.06%
                                             1.05%           141,135       9.292160      1,311,449        -22.10%
                                             1.10%            21,063       8.162853        171,934        -22.14%
                                             1.15%             3,956       8.151853         32,249        -22.18%
                                             1.20%             5,266       8.140878         42,870        -22.22%
                                             1.25%             3,817       8.129878         31,032        -22.26%
                                             1.30%               301       8.118928          2,444        -22.30%
                                             1.40%             3,319       8.097034         26,874        -22.38%
                                             1.45%             5,950       8.086093         48,112        -22.42%
                                             1.50%               387       8.075156          3,125        -22.46%
                                             1.60%             7,861       8.053339         63,307        -22.54%
                                             0.95% EV***      25,366       8.663922        219,769        -22.50%
                                             1.00% EV***      52,748       8.650931        456,319        -22.53%
                                             1.05% EV***         568       8.637951          4,906        -22.57%
                                             1.10% EV***       2,309       8.624983         19,915        -22.61%
                                             1.15% EV***       4,982       8.612031         42,905        -22.65%
  2000 ................................      0.95%           996,007      11.963781     11,916,010        -19.92%
                                             1.00%           733,798      11.946379      8,766,229        -19.96%
                                             1.05%           174,230      11.928989      2,078,388        -20.00%
                                             1.10%            21,920      10.484559        229,822        -20.04%
                                             1.15%             4,267      10.475758         44,700        -20.08%
                                             1.20%             5,722      10.466994         59,892        -20.12%
                                             1.25%             4,067      10.458206         42,534        -20.16%
                                             1.30%               309      10.449433          3,229        -20.20%
                                             1.40%             4,183      10.431903         43,637        -20.28%
                                             1.45%             6,910      10.423141         72,024        -20.32%
                                             1.50%               471      10.414372          4,905        -20.36%
                                             1.60%             9,749      10.396864        101,359        -20.44%
                                             0.95% EV***      28,925      11.178580        323,340        -16.44% 01/21/00
                                             1.00% EV***      56,852      11.167526        634,896        -16.48% 01/21/00
                                             1.05% EV***         568      11.156483          6,337        -16.52% 01/21/00
                                             1.10% EV***       2,376      11.145450         26,482        -16.56% 01/21/00
                                             1.15% EV***       4,982      11.134418         55,472        -16.60% 01/21/00
                                             1.30% EV***       4,285      11.101354         47,569        -16.72% 01/21/00
  1999 ................................      0.95%           656,721      14.938906      9,810,693         41.11%
                                             1.00%           597,180      14.924674      8,912,717         41.04%
                                             1.05%           113,985      14.910446      1,699,567         40.97%
                                             1.10%             2,518      13.111592         33,015         31.12% 05/03/99
                                             1.15%               244      13.107190          3,198         31.07% 05/03/99
                                             1.20%             1,165      13.102821         15,265         31.03% 05/03/99
                                             1.25%                32      13.098422            419         30.98% 05/03/99


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.40%             2,248      13.085254         29,416         30.85% 5/03/99
                                             1.45%             1,262      13.080864         16,508         30.81% 5/03/99
                                             1.50%               255      13.076471          3,335         30.76% 5/03/99
  1998 ................................      0.95%           264,052      10.586638      2,795,423          5.87% 2/09/98
                                             1.00%           204,300      10.581883      2,161,879          5.82% 2/09/98
                                             1.05%            85,723      10.577127        906,703          5.77% 2/09/98

Fidelity(R) VIP Fund - Overseas
Portfolio: Service Class 2
  2001 ................................      0.95%           291,799       6.559449      1,914,041        -21.92%
                                             1.00%           189,539       6.553918      1,242,223        -21.96%
                                             1.05%            10,828       6.548392         70,906        -22.00%
                                             1.10%           120,752       6.542864        790,064        -22.04%
                                             1.15%            12,672       6.537334         82,841        -22.08%
                                             1.20%            12,370       6.531831         80,799        -22.11%
                                             1.25%             5,206       6.526307         33,976        -22.15%
                                             1.30%             1,385       6.520785          9,031        -22.19%
                                             1.35%               832       6.515292          5,421        -22.23%
                                             1.40%            11,308       6.509775         73,613        -22.27%
                                             1.45%               976       6.504258          6,348        -22.31%
                                             1.50%             6,992       6.498755         45,439        -22.35%
                                             1.55%             7,131       6.493251         46,303        -22.39%
                                             1.60%               161       6.487750          1,045        -22.43%
                                             1.65%             3,672       6.482249         23,803        -22.47%
                                             1.70%             1,266       6.476740          8,200        -22.51%
                                             1.75%               952       6.471243          6,161        -22.55%
                                             1.80%                59       6.465747            381        -22.59%
                                             1.85%               163       6.460260          1,053        -22.63%
                                             1.95%               135       6.449271            871        -22.71%
                                             0.95% EV***     193,431       8.085289      1,563,946        -22.39%
                                             1.00% EV***     266,855       8.074303      2,154,668        -22.43%
                                             1.05% EV***      13,204       8.063357        106,469        -22.47%
                                             1.10% EV***      72,358       8.052392        582,655        -22.51%
                                             1.15% EV***      34,042       8.041456        273,747        -22.55%
                                             1.20% EV***       6,043       8.030512         48,528        -22.59%
                                             1.25% EV***       3,088       8.019604         24,765        -22.63%
                                             1.35% EV***       1,552       7.997763         12,413        -22.71%
                                             1.45% EV***       1,993       7.975974         15,896        -22.78%
                                             1.50% EV***          62       7.965110            494        -22.82%
                                             1.55% EV***         438       7.954242          3,484        -22.86%
                                             1.65% EV***       2,992       7.932534         23,734        -22.94%
                                             1.80% EV***         377       7.900029          2,978        -23.06%
  2000 ................................      0.95%           171,876       8.400493      1,443,843        -16.00% 05/01/00
                                             1.00%           143,055       8.397683      1,201,331        -16.02% 05/01/00
                                             1.05%            16,431       8.394882        137,936        -16.05% 05/01/00
                                             1.10%            50,835       8.392071        426,611        -16.08% 05/01/00
                                             1.15%             2,788       8.389266         23,389        -16.11% 05/01/00
                                             1.20%            14,006       8.386465        117,461        -16.14% 05/01/00
                                             1.25%             3,288       8.383650         27,565        -16.16% 05/01/00
                                             1.30%               402       8.380839          3,369        -16.19% 05/01/00
                                             1.35%               468       8.378040          3,921        -16.22% 05/01/00
                                             1.40%             1,703       8.375228         14,263        -16.25% 05/01/00
                                             1.45%               172       8.372418          1,440        -16.28% 05/01/00

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.50%               962       8.369613          8,052        -16.30% 05/01/00
                                             1.55%               280       8.366798          2,343        -16.33% 05/01/00
                                             1.65%               651       8.361180          5,443        -16.39% 05/01/00
                                             1.70%               608       8.358362          5,082        -16.42% 05/01/00
                                             1.80%                34       8.352740            284        -16.47% 05/01/00
                                             1.95%                61       8.344298            509        -16.56% 05/01/00
                                             0.95% EV***     124,554      10.417510      1,297,543        -16.22% 05/01/00
                                             1.00% EV***     214,399      10.408691      2,231,613        -16.25% 05/01/00
                                             1.05% EV***      10,409      10.399892        108,252        -16.28% 05/01/00
                                             1.10% EV***      39,912      10.391078        414,729        -16.31% 05/01/00
                                             1.15% EV***      26,046      10.382288        270,417        -16.34% 05/01/00
                                             1.20% EV***       6,655      10.373478         69,035        -16.36% 05/01/00
                                             1.25% EV***       2,985      10.364695         30,939        -16.39% 05/01/00
                                             1.30% EV***       3,669      10.355905         37,996        -16.42% 05/01/00
                                             1.35% EV***       1,398      10.347111         14,465        -16.45% 05/01/00
                                             1.45% EV***       2,163      10.329536         22,343        -16.51% 05/01/00

Fidelity(R) VIP Fund - Value
Portfolio: Service Class
  2001 ................................      0.95%            23,408       9.398824        220,008         -6.01% 06/01/01
                                             1.00%            37,745       9.396038        354,653         -6.04% 06/01/01
                                             1.05%               368       9.393264          3,457         -6.07% 06/01/01
                                             1.10%             2,992       9.390496         28,096         -6.10% 06/01/01
                                             0.95% EV***       1,488       9.372060         13,946         -6.28% 06/01/01

Fidelity(R) VIP Fund - Value
Portfolio: Service Class 2
  2001 ................................      0.95%            18,233       9.398827        171,369         -6.01% 06/01/01
                                             1.00%               455       9.396058          4,275         -6.04% 06/01/01
                                             1.05%               253       9.393276          2,376         -6.07% 06/01/01
                                             1.10%             8,999       9.390506         84,505         -6.09% 06/01/01
                                             1.15%            17,565       9.387722        164,895         -6.12% 06/01/01
                                             1.20%               311       9.384949          2,919         -6.15% 06/01/01
                                             1.35%               620       9.376614          5,814         -6.23% 06/01/01
                                             1.40%             8,548       9.373834         80,128         -6.26% 06/01/01
                                             1.95%                49       9.343217            458         -6.57% 06/01/01
                                             0.95% EV***      19,439       9.372054        182,183         -6.28% 06/01/01
                                             1.00% EV***      22,756       9.369280        213,207         -6.31% 06/01/01
                                             1.05% EV***      14,107       9.366504        132,133         -6.33% 06/01/01
                                             1.10% EV***      32,068       9.363739        300,276         -6.36% 06/01/01
                                             1.15% EV***       1,633       9.360972         15,286         -6.39% 06/01/01
                                             1.20% EV***          72       9.358190            674         -6.42% 06/01/01
                                             1.35% EV***          77       9.349867            720         -6.50% 06/01/01
                                             1.40% EV***         102       9.347093            953         -6.53% 06/01/01
                                             1.45% EV***         238       9.344314          2,224         -6.56% 06/01/01

Fidelity(R) VIP Fund II - Asset
Manager Portfolio: Initial Class
  2001 ................................      1.30%            63,005      13.033801        821,195         -5.34%
                                             1.40%           905,730      12.968654     11,746,099         -5.44%
                                             1.45%            48,699      11.340982        552,294         -5.49%
                                             1.50%            14,892      11.317060        168,534         -5.54%
  2000 ................................      1.30%            61,148      13.769680        841,988         -5.17%
                                             1.40%         1,115,257      13.714827     15,295,557         -5.27%
                                             1.45%            54,932      11.999629        659,164         -5.31%
                                             1.50%            16,047      11.980443        192,250         -5.36%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  1999 ................................      1.30%            67,791      14.520553        984,363          9.65%
                                             1.40%         1,230,196      14.477303     17,809,920          9.54%
                                             1.45%            57,444      12.673141        727,996          9.48%
                                             1.50%            16,139      12.659254        204,308          9.43%
  1998 ................................      1.30%            54,408      13.242881        720,519         13.56%
                                             1.40%         1,049,594      13.216823     13,872,298         13.44%
                                             1.45%            32,492      11.575607        376,115         13.38%
                                             1.50%            10,642      11.568800        123,115         13.33%
  1997 ................................      1.30%            34,027      11.662002        396,823         16.62% 01/20/97
                                             1.40%           820,436      11.650850      9,558,777         16.51% 01/20/97
                                             1.45%             9,263      10.209261         94,568          2.09% 11/03/97

Fidelity(R) VIP Fund II - Asset
Manager Portfolio: Service Class
  2001 ................................      0.95%           449,491      10.999576      4,944,210         -5.16%
                                             1.00%           376,663      10.977983      4,135,000         -5.21%
                                             1.05%           107,959      10.956424      1,182,845         -5.26%
                                             1.20%             2,316       9.499073         22,000         -5.40%
                                             1.25%             3,032       9.486258         28,762         -5.45%
                                             1.50%               468       9.422426          4,410         -5.69%
                                             0.95% EV***       3,080       9.733721         29,980         -5.63%
                                             1.00% EV***      19,699       9.719124        191,457         -5.68%
  2000 ................................      0.95%           476,404      11.597944      5,525,307         -4.97%
                                             1.00%           400,405      11.581059      4,637,114         -5.01%
                                             1.05%           115,651      11.564195      1,337,411         -5.06%
                                             1.15%               481      10.049731          4,834         -5.16%
                                             1.20%             2,543      10.041311         25,535         -5.20%
                                             1.25%             3,032      10.032886         30,420         -5.25%
                                             1.50%               468       9.990829          4,676         -5.49%
                                             0.95% EV***       3,596      10.314267         37,090         -3.21% 01/21/00
                                             1.00% EV***      20,107      10.304057        207,184         -3.26% 01/21/00
  1999 ................................      0.95%           421,418      12.204056      5,143,009          9.96%
                                             1.00%           388,249      12.192406      4,733,689          9.90%
                                             1.05%           109,384      12.180770      1,332,381          9.85%
                                             1.15%             4,567      10.596211         48,393          5.96% 05/03/99
                                             1.25%             3,092      10.589098         32,741          5.89% 05/03/99
  1998 ................................      0.95%           156,032      11.098876      1,731,780          0.99% 02/09/98
                                             1.00%           153,647      11.093882      1,704,542          0.94% 02/09/98
                                             1.05%            25,455      11.088896        282,268         10.89% 02/09/98

Fidelity(R) VIP Fund II - Asset
Manager Portfolio: Service Class 2
  2001 ................................      0.95%           104,929       8.981185        942,387         -5.30%
                                             1.00%            85,153       8.973634        764,132         -5.34%
                                             1.05%               631       8.966066          5,658         -5.39%
                                             1.10%            93,466       8.958520        837,317         -5.44%
                                             1.15%            27,894       8.950970        249,678         -5.49%
                                             1.20%             8,124       8.943412         72,656         -5.54%
                                             1.25%            15,792       8.935877        141,115         -5.59%
                                             1.30%             1,016       8.928331          9,071         -5.63%
                                             1.35%             2,211       8.920800         19,724         -5.68%
                                             1.40%             6,309       8.913246         56,234         -5.73%
                                             1.45%             6,367       8.905724         56,703         -5.78%
                                             1.50%             5,856       8.898196         52,108         -5.83%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.55%             4,458       8.890667         39,635         -5.87%
                                             1.60%               393       8.883133          3,491         -5.92%
                                             1.65%               538       8.875610          4,775         -5.97%
                                             1.75%             8,800       8.860560         77,973         -6.07%
                                             1.85%               392       8.845533          3,467         -6.16%
                                             2.05%               230       8.815503          2,028         -6.36%
                                             0.95% EV***     107,163       9.424818      1,009,992         -5.77%
                                             1.00% EV***      94,138       9.412045        886,031         -5.81%
                                             1.05% EV***      31,350       9.399274        294,667         -5.86%
                                             1.10% EV***      56,514       9.386517        530,470         -5.91%
                                             1.15% EV***      27,281       9.373780        255,726         -5.96%
                                             1.20% EV***       1,419       9.361036         13,283         -6.01%
                                             1.25% EV***      25,911       9.348305        242,224         -6.05%
                                             1.30% EV***          21       9.335595            196         -6.10%
                                             1.40% EV***       1,771       9.310193         16,488         -6.20%
                                             1.45% EV***         161       9.297501          1,497         -6.25%
  2000 ................................      0.95%            49,274       9.483513        467,291         -5.16% 05/01/00
                                             1.00%            50,160       9.480353        475,535         -5.20% 05/01/00
                                             1.10%            37,838       9.474016        358,478         -5.26% 05/01/00
                                             1.15%             6,133       9.470847         58,085         -5.29% 05/01/00
                                             1.20%            11,481       9.467676        108,698         -5.32% 05/01/00
                                             1.25%               637       9.464517          6,029         -5.35% 05/01/00
                                             1.30%               706       9.461349          6,680         -5.39% 05/01/00
                                             1.45%             6,101       9.451842         57,666         -5.48% 05/01/00
                                             1.50%               514       9.448675          4,857         -5.51% 05/01/00
                                             0.95% EV***      47,401      10.001536        474,083         -5.44% 05/01/00
                                             1.00% EV***      70,425       9.993076        703,762         -5.47% 05/01/00
                                             1.05% EV***       9,723       9.984616         97,080         -5.50% 05/01/00
                                             1.10% EV***      12,481       9.976167        124,513         -5.53% 05/01/00
                                             1.15% EV***      16,311       9.967714        162,583         -5.56% 05/01/00
                                             1.20% EV***         806       9.959263          8,027         -5.60% 05/01/00
                                             1.25% EV***         271       9.950815          2,697         -5.63% 05/01/00
                                             1.40% EV***         600       9.925489          5,955         -5.72% 05/01/00
                                             1.50% EV***       1,957       9.908639         19,391         -5.79% 05/01/00

Fidelity(R) VIP Fund II - Asset
Manager: Growth Portfolio: Initial
Class
  2001 ................................      1.30%            55,268      12.458675        688,566         -8.60%
                                             1.40%           716,842      12.396395      8,886,257         -8.70%
                                             1.45%            23,764      10.609255        252,118         -8.74%
                                             1.50%             9,841      10.586882        104,186         -8.79%
  2000 ................................      1.30%            55,193      13.631324        752,354        -13.60%
                                             1.40%           861,064      13.577036     11,690,697        -13.69%
                                             1.45%            25,683      11.625620        298,581        -13.73%
                                             1.50%             9,392      11.607029        109,013        -13.78%
  1999 ................................      1.30%            63,237      15.777489        997,721         13.76%
                                             1.40%           909,134      15.730503     14,301,135         13.64%
                                             1.45%            23,461      13.476375        316,169         13.59%
                                             1.50%             9,917      13.461613        133,499         13.53%
  1998 ................................      1.30%            50,069      13.869175        694,416         16.04%
                                             1.40%           876,090      13.841884     12,126,736         15.93%
                                             1.45%            27,444      11.864403        325,607         15.87%
                                             1.50%             6,520      11.857417         77,310         15.81%


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           CONTRACT                         UNIT        CONTRACT          TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY      RETURN**
                                        -------------     ---------      ----------  --------------     ----------
  1997 ................................      1.30%            39,786      11.951807        475,515         19.52% 01/20/97
                                             1.40%           649,082      11.940378      7,750,284         19.40% 01/20/97
                                             1.45%             3,686      10.239737         37,744          2.40% 11/03/97
                                             1.50%             1,231      10.238907         12,604          2.39% 11/03/97

Fidelity(R) VIP Fund II - Asset
Manager: Growth Portfolio: Service
Class
  2001 ................................      0.95%           281,550      10.200998      2,872,091         -8.39%
                                             1.00%           287,946      10.180995      2,931,577         -8.44%
                                             1.05%            55,426      10.161002        563,184         -8.48%
                                             1.10%             4,831       8.576262         41,432         -8.53%
                                             1.20%             3,966       8.553187         33,922         -8.62%
                                             1.25%               127       8.541650          1,085         -8.67%
                                             1.30%               374       8.530134          3,190         -8.72%
                                             1.40%             2,156       8.507129         18,341         -8.81%
                                             1.50%               457       8.484162          3,877         -8.90%
                                             0.95% EV***       4,921       8.865501         43,627         -8.89%
                                             1.20% EV***         602       8.799175          5,297         -9.12%
  2000 ................................      0.95%           329,373      11.135469      3,667,723        -13.43%
                                             1.00%           339,015      11.119287      3,769,605        -13.47%
                                             1.05%            94,914      11.103094      1,053,839        -13.51%
                                             1.10%             5,233       9.376200         49,066        -13.56%
                                             1.20%             4,185       9.360492         39,174        -13.64%
                                             1.25%               127       9.352638          1,188        -13.69%
                                             1.30%               477       9.344790          4,457        -13.73%
                                             1.40%             2,416       9.329098         22,539        -13.82%
                                             1.50%               457       9.313417          4,256        -13.90%
                                             0.95% EV***       3,973       9.730747         38,660        -11.35% 1/21/00
                                             1.20% EV***         637       9.682680          6,168        -11.56% 1/21/00
  1999 ................................      0.95%           227,213      12.862419      2,922,509         14.04%
                                             1.00%           296,560      12.850172      3,810,847         13.98%
                                             1.05%            95,792      12.837906      1,229,769         13.93%
                                             1.10%             4,517      10.846645         48,994          8.47% 5/03/99
                                             1.20%               420      10.839384          4,553          8.39% 5/03/99
                                             1.25%               509      10.835743          5,515          8.36% 5/03/99
                                             1.30%             1,270      10.832110         13,757          8.32% 5/03/99
                                             1.40%               219      10.824826          2,371          8.25% 5/03/99
  1998 ................................      0.95%            86,292      11.278688        973,261         12.79% 2/09/98
                                             1.00%           102,077      11.273630      1,150,778         12.74% 2/09/98
                                             1.05%            33,217      11.268555        374,308         12.69% 2/09/98

Fidelity(R) VIP Fund II - Asset
Manager: Growth Portfolio: Service
Class 2
  2001 ................................      0.95%           118,589       7.977579        946,053         -8.48%
                                             1.00%            20,312       7.970856        161,904         -8.53%
                                             1.05%            12,952       7.964147        103,152         -8.58%
                                             1.10%            35,033       7.957427        278,773         -8.62%
                                             1.15%             3,849       7.950716         30,602         -8.67%
                                             1.20%             6,328       7.944011         50,270         -8.72%
                                             1.25%             3,228       7.937310         25,622         -8.76%
                                             1.30%               380       7.930603          3,014         -8.81%
                                             1.35%               478       7.923906          3,788         -8.86%
                                             1.40%             1,946       7.917224         15,407         -8.90%
                                             1.45%             4,458       7.910526         35,265         -8.95%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.50%             5,772       7.903822         45,621         -8.99%
                                             1.55%               142       7.897131          1,121         -9.04%
                                             1.60%               354       7.890448          2,793         -9.09%
                                             1.65%             3,233       7.883758         25,488         -9.13%
                                             1.85%               448       7.857029          3,520         -9.32%
                                             0.95% EV***      85,700       8.494917        728,014         -8.98%
                                             1.00% EV***     168,492       8.483398      1,429,385         -9.03%
                                             1.05% EV***         977       8.471868          8,277         -9.08%
                                             1.10% EV***      50,600       8.460353        428,094         -9.12%
                                             1.15% EV***      30,703       8.448869        259,406         -9.17%
                                             1.20% EV***         345       8.437376          2,911         -9.22%
                                             1.25% EV***       2,582       8.425907         21,756         -9.26%
                                             1.30% EV***         503       8.414452          4,232         -9.31%
                                             1.55% EV***         175       8.357260          1,463         -9.54%
  2000 ................................      0.95%            93,322       8.717055        813,493        -12.83% 05/01/00
                                             1.00%            11,547       8.714140        100,622        -12.86% 05/01/00
                                             1.05%            10,222       8.711234         89,046        -12.89% 05/01/00
                                             1.10%            25,492       8.708322        221,993        -12.92% 05/01/00
                                             1.15%             1,289       8.705406         11,221        -12.95% 05/01/00
                                             1.20%             4,561       8.702495         39,692        -12.98% 05/01/00
                                             1.25%               553       8.699583          4,811        -13.00% 05/01/00
                                             1.35%               155       8.693759          1,348        -13.06% 05/01/00
                                             1.40%               744       8.690850          6,466        -13.09% 05/01/00
                                             1.45%               499       8.687931          4,335        -13.12% 05/01/00
                                             1.50%               890       8.685016          7,730        -13.15% 05/01/00
                                             0.95% EV***      31,752       9.333375        296,353        -13.08% 05/01/00
                                             1.00% EV***     105,381       9.325477        982,728        -13.11% 05/01/00
                                             1.05% EV***      10,218       9.317570         95,207        -13.14% 05/01/00
                                             1.10% EV***      11,729       9.309668        109,193        -13.17% 05/01/00
                                             1.15% EV***      23,111       9.301795        214,974        -13.20% 05/01/00
                                             1.20% EV***         984       9.293900          9,145        -13.23% 05/01/00
                                             1.25% EV***         488       9.286017          4,532        -13.26% 05/01/00

Fidelity(R) VIP Fund II - Contrafund
Portfolio: Initial Class
  2001 ................................      1.30%           587,029      14.749694      8,658,498        -13.39%
                                             1.40%         5,424,339      14.675949     79,607,323        -13.48%
                                             1.45%           170,531      12.423170      2,118,536        -13.52%
                                             1.50%            39,851      12.396983        494,032        -13.57%
  2000 ................................      1.30%           640,481      17.030483     10,907,701         -7.83%
                                             1.40%         6,707,116      16.962632    113,770,340         -7.92%
                                             1.45%           254,588      14.366179      3,657,457         -7.97%
                                             1.50%            42,232      14.343222        605,743         -8.02%
  1999 ................................      1.30%           539,261      18.477393      9,964,137         22.64%
                                             1.40%         6,071,379      18.422344    111,849,032         22.52%
                                             1.45%           182,647      15.610339      2,851,182         22.45%
                                             1.50%            35,989      15.593260        561,186         22.39%
  1998 ................................      1.30%           407,127      15.066384      6,133,932         28.29%
                                             1.40%         5,106,999      15.036722     76,792,524         28.16%
                                             1.45%           118,880      12.747959      1,515,477         28.10%
                                             1.50%            21,842      12.740463        278,277         28.03%
  1997 ................................      1.30%           278,851      11.743945      3,274,811         17.44% 01/20/97
                                             1.40%         4,099,646      11.732706     48,099,941         17.33% 01/20/97
                                             1.45%            10,284       9.951886        102,345         -0.48% 11/03/97
                                             1.50%             4,703       9.951081         46,800         -0.49% 11/03/97


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
Fidelity(R) VIP Fund II - Contrafund
Portfolio: Service Class
  2001 ................................      0.95%         1,921,813      12.367450     23,767,926        -13.20%
                                             1.00%         1,705,391      12.343191     21,049,967        -13.24%
                                             1.05%           349,054      12.318941      4,299,976        -13.29%
                                             1.10%            29,984       9.055114        271,509        -13.33%
                                             1.15%            55,782       9.042915        504,432        -13.38%
                                             1.20%            11,829       9.030727        106,824        -13.42%
                                             1.25%             5,928       9.018576         53,462        -13.46%
                                             1.30%             1,336       9.006407         12,033        -13.51%
                                             1.35%               552       8.994259          4,965        -13.55%
                                             1.40%             7,279       8.982108         65,381        -13.60%
                                             1.45%             6,974       8.969970         62,557        -13.64%
                                             1.50%             4,504       8.957861         40,346        -13.68%
                                             1.60%             9,702       8.933644         86,674        -13.77%
                                             1.65%             1,283       8.921562         11,446        -13.82%
                                             1.85%               253       8.873298          2,245        -13.99%
                                             0.95% EV***      21,597       9.600625        207,345        -13.67%
                                             1.00% EV***      85,275       9.586238        817,466        -13.71%
                                             1.05% EV***         521       9.571836          4,987        -13.76%
                                             1.10% EV***       3,680       9.557492         35,172        -13.80%
                                             1.20% EV***         495       9.528799          4,717        -13.89%
  2000 ................................      0.95%         2,102,464      14.248052     29,956,016         -7.60%
                                             1.00%         1,943,617      14.227328     27,652,477         -7.64%
                                             1.05%           410,676      14.206595      5,834,308         -7.69%
                                             1.10%            33,288      10.447964        347,792         -7.74%
                                             1.15%            56,011      10.439205        584,710         -7.78%
                                             1.20%            12,678      10.430444        132,237         -7.83%
                                             1.25%             7,038      10.421715         73,348         -7.87%
                                             1.30%             2,321      10.412956         24,168         -7.92%
                                             1.35%               552      10.404221          5,743         -7.97%
                                             1.40%             7,042      10.395475         73,205         -8.01%
                                             1.45%             6,974      10.386727         72,437         -8.06%
                                             1.50%             4,504      10.378005         46,743         -8.11%
                                             1.60%            11,896      10.360545        123,249         -8.20%
                                             1.65%             1,679      10.351820         17,381         -8.25%
                                             1.85%               253      10.316947          2,610         -8.43%
                                             0.95% EV***      36,070      11.120783        401,127         -7.96% 01/21/00
                                             1.00% EV***      90,947      11.109790      1,010,402         -8.00% 01/21/00
                                             1.05% EV***         521      11.098780          5,782         -8.05% 01/21/00
                                             1.10% EV***       3,828      11.087819         42,444         -8.09% 01/21/00
                                             1.20% EV***         525      11.065857          5,810         -8.18% 01/21/00
  1999 ................................      0.95%         1,621,378      15.419403     25,000,681         22.97%
                                             1.00%         1,648,055      15.404707     25,387,804         22.91%
                                             1.05%           326,387      15.390001      5,023,096         22.84%
                                             1.10%            10,698      11.323961        121,144         13.24% 5/03/99
                                             1.15%            51,988      11.320167        588,513         13.20% 5/03/99
                                             1.20%             3,411      11.316365         38,600         13.16% 5/03/99
                                             1.25%             3,881      11.312579         43,904         13.13% 5/03/99
                                             1.30%               964      11.308771         10,902         13.09% 5/03/99
                                             1.40%               311      11.301172          3,515         13.01% 5/03/99
                                             1.45%             2,852      11.297372         32,220         12.97% 5/03/99

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.50%               565      11.293580          6,381         12.94% 5/03/99
                                             1.60%               572      11.285979          6,456         12.86% 5/03/99
                                             1.65%               397      11.282174          4,479         12.82% 5/03/99
                                             1.85%               253      11.266962          2,851         12.67% 5/03/99
  1998 ................................      0.95%           558,773      12.539357      7,006,654         25.39% 2/09/98
                                             1.00%           490,267      12.533725      6,144,872         25.34% 2/09/98
                                             1.05%           133,901      12.528086      1,677,523         25.28% 2/09/98

Fidelity(R) VIP Fund II - Contrafund
Portfolio: Service Class 2
  2001 ................................      0.95%           631,501       8.021141      5,065,359        -13.31%
                                             1.00%           384,111       8.014382      3,078,412        -13.35%
                                             1.05%            40,991       8.007633        328,241        -13.39%
                                             1.10%           188,099       8.000890      1,504,959        -13.44%
                                             1.15%            32,102       7.994141        256,628        -13.48%
                                             1.20%            33,636       7.987395        268,664        -13.53%
                                             1.25%            28,069       7.980666        224,009        -13.57%
                                             1.30%             3,657       7.973926         29,161        -13.61%
                                             1.35%             5,144       7.967172         40,983        -13.66%
                                             1.40%            27,316       7.960462        217,448        -13.70%
                                             1.45%             9,319       7.953714         74,121        -13.75%
                                             1.50%            17,071       7.947001        135,663        -13.79%
                                             1.55%            12,293       7.940263         97,610        -13.83%
                                             1.60%               556       7.933544          4,411        -13.88%
                                             1.65%             3,952       7.926820         31,327        -13.92%
                                             1.70%             2,902       7.920110         22,984        -13.97%
                                             1.75%             3,113       7.913380         24,634        -14.01%
                                             1.80%               110       7.906658            870        -14.05%
                                             1.95%               114       7.886531            899        -14.19%
                                             0.95% EV***     273,916       8.944234      2,449,969        -13.78%
                                             1.00% EV***     480,367       8.932089      4,290,681        -13.82%
                                             1.05% EV***      20,326       8.919975        181,307        -13.86%
                                             1.10% EV***     166,228       8.907873      1,480,738        -13.91%
                                             1.15% EV***     108,819       8.895752        968,027        -13.95%
                                             1.20% EV***      10,317       8.883654         91,653        -14.00%
                                             1.25% EV***      20,403       8.871582        181,007        -14.04%
                                             1.30% EV***       1,824       8.859517         16,160        -14.08%
                                             1.35% EV***       1,961       8.847443         17,350        -14.13%
                                             1.40% EV***         107       8.835386            945        -14.17%
                                             1.45% EV***       3,407       8.823361         30,061        -14.22%
                                             1.50% EV***          58       8.811336            511        -14.26%
                                             1.55% EV***       2,867       8.799316         25,228        -14.30%
                                             1.65% EV***       5,938       8.775287         52,108        -14.39%
  2000 ................................      0.95%           337,266       9.252181      3,120,446         -7.48% 05/01/00
                                             1.00%           297,367       9.249091      2,750,374         -7.51% 05/01/00
                                             1.05%            23,545       9.246004        217,697         -7.54% 05/01/00
                                             1.10%            70,842       9.242912        654,786         -7.57% 05/01/00
                                             1.15%            14,206       9.239821        131,261         -7.60% 05/01/00
                                             1.20%            23,307       9.236735        215,281         -7.63% 05/01/00
                                             1.25%            12,291       9.233647        113,491         -7.66% 05/01/00
                                             1.30%             1,090       9.230553         10,061         -7.69% 05/01/00
                                             1.35%             1,679       9.227456         15,493         -7.73% 05/01/00
                                             1.40%             1,556       9.224369         14,353         -7.76% 05/01/00
                                             1.45%             8,469       9.221273         78,095         -7.79% 05/01/00
                                             1.50%               729       9.218183          6,720         -7.82% 05/01/00


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.55%             2,192       9.215087         20,199         -7.85% 05/01/00
                                             1.60%               556       9.211994          5,122         -7.88% 05/01/00
                                             1.65%             1,440       9.208896         13,261         -7.91% 05/01/00
                                             1.70%             1,750       9.205805         16,110         -7.94% 05/01/00
                                             1.80%                63       9.199607            580         -8.00% 05/01/00
                                             1.95%               179       9.190315          1,645         -8.10% 05/01/00
                                             0.95% EV***     173,841      10.373275      1,803,300         -7.73% 05/01/00
                                             1.00% EV***     329,513      10.364487      3,415,233         -7.76% 05/01/00
                                             1.05% EV***      25,794      10.355712        267,115         -7.79% 05/01/00
                                             1.10% EV***      47,288      10.346960        489,287         -7.83% 05/01/00
                                             1.15% EV***      60,202      10.338173        622,379         -7.86% 05/01/00
                                             1.20% EV***      11,533      10.329407        119,129         -7.89% 05/01/00
                                             1.25% EV***       3,754      10.320654         38,744         -7.92% 05/01/00
                                             1.30% EV***       4,481      10.311898         46,208         -7.95% 05/01/00
                                             1.35% EV***         491      10.303130          5,059         -7.98% 05/01/00
                                             1.45% EV***         644      10.285631          6,624         -8.04% 05/01/00

Fidelity(R) VIP Fund II - Index 500
Portfolio: Initial Class
  2001 ................................      0.95%         3,565,691      11.393756     40,626,613        -12.94%
                                             1.00%         2,094,072      11.371387     23,812,503        -12.99%
                                             1.05%           368,908      11.349065      4,186,761        -13.03%
                                             1.10%           512,540       8.451416      4,331,689        -13.07%
                                             1.15%            50,509       8.440017        426,297        -13.12%
                                             1.20%            83,893       8.428653        707,105        -13.16%
                                             1.25%            32,336       8.417305        272,182        -13.21%
                                             1.30%           478,288      14.632127      6,998,371        -13.25%
                                             1.35%            11,142       8.394605         93,533        -13.30%
                                             1.40%         4,042,073      14.558975     58,848,440        -13.34%
                                             1.45%           171,430      12.013694      2,059,508        -13.38%
                                             1.50%            81,081      11.988361        972,028        -13.43%
                                             1.55%            48,018       8.349328        400,918        -13.47%
                                             1.60%             1,476       8.338036         12,307        -13.52%
                                             1.65%             8,728       8.326755         72,676        -13.56%
                                             1.70%             4,765       8.315471         39,623        -13.61%
                                             1.80%             1,558       8.292965         12,920        -13.69%
                                             1.85%               253       8.281718          2,095        -13.74%
                                             2.05%               416       8.236813          3,427        -13.91%
                                             0.95% EV***     322,079      14.556280      4,688,272        -13.41%
                                             1.00% EV***     373,552      12.011468      4,486,908        -13.46%
                                             1.05% EV***      17,815      11.986172        213,534        -13.50%
                                             1.10% EV***     260,688       9.076390      2,366,106        -13.55%
                                             1.15% EV***      28,995       9.062761        262,775        -13.59%
                                             1.20% EV***      25,624       9.049145        231,875        -13.64%
                                             1.25% EV***      10,897       9.035541         98,460        -13.68%
                                             1.30% EV***         751       9.021955          6,775        -13.72%
                                             1.35% EV***       1,155       9.008371         10,405        -13.77%
                                             1.40% EV***       1,812       8.994816         16,299        -13.81%
                                             1.50% EV***         228       8.967734          2,045        -13.90%
                                             1.55% EV***         981       8.954204          8,784        -13.95%
                                             1.65% EV***      11,303       8.927216        100,904        -14.03%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  2000 ................................      0.95%         3,792,958      13.087430     49,640,072        -10.16%
                                             1.00%         2,272,304      13.068369     29,695,307        -10.21%
                                             1.05%           425,793      13.049356      5,556,324        -10.25%
                                             1.10%           107,389       9.722536      1,044,093        -10.30%
                                             1.15%            29,731       9.714380        288,818        -10.34%
                                             1.20%            79,152       9.706237        768,268        -10.39%
                                             1.25%            19,211       9.698102        186,310        -10.43%
                                             1.30%           483,681      16.867202      8,158,345        -10.48%
                                             1.35%             1,658       9.681826         16,052        -10.52%
                                             1.40%         4,543,596      16.800024     76,332,522        -10.57%
                                             1.45%           213,976      13.870024      2,967,852        -10.61%
                                             1.50%            79,601      13.847864      1,102,304        -10.66%
                                             1.55%             2,613       9.649314         25,214        -10.70%
                                             1.60%             1,476       9.641192         14,230        -10.75%
                                             1.65%             3,975       9.633081         38,291        -10.79%
                                             1.70%             2,702       9.624951         26,007        -10.84%
                                             1.80%               118       9.608747          1,134        -10.93%
                                             1.85%               253       9.600631          2,429        -10.97%
                                             0.95% EV***     203,738      16.811505      3,425,142         -8.77% 01/21/00
                                             1.00% EV***     248,030      13.879517      3,442,537         -8.81% 01/21/00
                                             1.05% EV***       7,124      13.857367         98,720         -8.85% 01/21/00
                                             1.10% EV***      19,337      10.498705        203,013         -8.90% 01/21/00
                                             1.15% EV***      20,679      10.488300        216,888         -8.94% 01/21/00
                                             1.20% EV***      23,911      10.477911        250,537         -8.98% 01/21/00
                                             1.25% EV***       4,755      10.467539         49,773         -9.03% 01/21/00
                                             1.30% EV***       7,930      10.457155         82,925         -9.07% 01/21/00
                                             1.35% EV***         618      10.446770          6,456         -9.11% 01/21/00
                                             1.40% EV***         560      10.436404          5,844         -9.16% 01/21/00
                                             1.45% EV***         416      10.426051          4,337         -9.20% 01/21/00
                                             1.55% EV***         659      10.405331          6,857         -9.29% 01/21/00
  1999 ................................      0.95%         3,136,858      14.567662     45,696,687         19.37%
                                             1.00%         1,831,446      14.553757     26,654,420         19.31%
                                             1.05%           369,530      14.539880      5,372,922         19.25%
                                             1.10%            18,731      10.838507        203,016          8.39% 05/03/99
                                             1.15%             2,318      10.834863         25,115          8.35% 05/03/99
                                             1.20%             6,577      10.831230         71,237          8.31% 05/03/99
                                             1.25%             1,376      10.827599         14,899          8.28% 05/03/99
                                             1.30%           434,073      18.841144      8,178,432         18.94%
                                             1.40%         4,262,259      18.785022     80,066,629         18.82%
                                             1.45%           174,557      15.516650      2,708,540         18.76%
                                             1.50%            59,443      15.499687        921,348         18.70%
                                             1.60%               765      10.802136          8,264          8.02% 05/03/99
                                             1.65%               271      10.798506          2,926          7.99% 05/03/99
                                             1.85%               253      10.783929          2,728          7.84% 05/03/99
  1998 ................................      0.95%           534,278      12.204206      6,520,439         22.04% 02/09/98
                                             1.00%           523,345      12.198716      6,384,137         21.99% 02/09/98
                                             1.05%           117,105      12.193234      1,427,889         21.93% 02/09/98
                                             1.30%           269,442      15.840285      4,268,038         26.66%
                                             1.40%         3,479,661      15.809112     55,010,350         26.53%
                                             1.45%            91,737      13.065126      1,198,555         26.47%
                                             1.50%            27,002      13.057468        352,578         26.40%


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  1997 ................................      1.30%           134,997      12.506255      1,688,307         25.06% 01/20/97
                                             1.40%         2,158,606      12.494291     26,970,252         24.94% 01/20/97
                                             1.45%             3,705      10.330898         38,276          3.31% 11/03/97
                                             1.50%             1,768      10.330070         18,264          3.30% 11/03/97

Fidelity(R) VIP Fund II - Investment
Grade Bond Portfolio: Initial Class
  2001 ................................      0.95%         1,516,237      12.401055     18,802,938          7.43%
                                             1.00%         1,005,660      12.376695     12,446,747          7.37%
                                             1.05%           358,339      12.352419      4,426,353          7.32%
                                             1.10%           252,187      11.579832      2,920,283          7.26%
                                             1.15%            62,447      11.564259        722,153          7.21%
                                             1.20%            19,309      11.548686        222,994          7.16%
                                             1.25%            21,311      11.533137        245,783          7.10%
                                             1.30%           236,854      13.353240      3,162,768          7.05%
                                             1.35%             5,056      11.502068         58,154          6.99%
                                             1.40%         3,300,307      13.283557     43,839,816          6.94%
                                             1.45%            65,816      12.434847        818,412          6.88%
                                             1.50%            41,763      12.408647        518,222          6.83%
                                             1.55%             5,375      11.440067         61,490          6.77%
                                             1.60%               541      11.424622          6,181          6.72%
                                             1.70%                43      11.393734            490          6.61%
                                             1.75%             1,078      11.378314         12,266          6.56%
                                             1.85%               220      11.347517          2,496          6.45%
                                             0.95% EV***     231,976      13.292039      3,083,434          6.99%
                                             1.00% EV***     188,937      12.442816      2,350,908          6.94%
                                             1.05% EV***      64,656      12.416621        802,809          6.88%
                                             1.10% EV***     144,140      11.378567      1,640,107          6.83%
                                             1.15% EV***      21,476      11.361482        243,999          6.77%
                                             1.20% EV***      14,435      11.344442        163,757          6.72%
                                             1.25% EV***      23,514      11.327412        266,353          6.66%
                                             1.30% EV***         204      11.310380          2,307          6.61%
                                             1.35% EV***       1,132      11.293365         12,784          6.55%
                                             1.40% EV***       1,965      11.276388         22,158          6.50%
                                             1.45% EV***         333      11.259416          3,749          6.45%
                                             1.50% EV***         231      11.242483          2,597          6.39%
  2000 ................................      0.95%         1,198,221      11.543603     13,831,788         10.17%
                                             1.00%           902,645      11.526779     10,404,589         10.11%
                                             1.05%           382,769      11.510006      4,405,673         10.06%
                                             1.10%            86,761      10.795593        936,636         10.00%
                                             1.15%            21,365      10.786552        230,455          9.95%
                                             1.20%             8,974      10.777507         96,717          9.89%
                                             1.25%            11,996      10.768479        129,179          9.84%
                                             1.30%           177,981      12.474251      2,220,180          9.78%
                                             1.40%         2,966,213      12.421795     36,845,690          9.67%
                                             1.45%            56,100      11.634088        652,672          9.62%
                                             1.50%            29,851      11.615489        346,734          9.56%
                                             0.95% EV***      24,704      12.423558        306,912         10.69% 01/21/00
                                             1.00% EV***      57,845      11.635756        673,070         10.64% 01/21/00
                                             1.05% EV***       4,374      11.617183         50,814         10.58% 01/21/00
                                             1.10% EV***       5,486      10.651391         58,434         10.53% 01/21/00
                                             1.15% EV***       4,148      10.640829         44,138         10.48% 01/21/00
                                             1.20% EV***       9,171      10.630296         97,490         10.43% 01/21/00

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.25% EV***         505      10.619754          5,363         10.37% 01/21/00
                                             1.35% EV***         176      10.598673          1,865         10.27% 01/21/00
                                             1.40% EV***         584      10.588147          6,183         10.22% 01/21/00
  1999 ................................      0.95%         1,080,565      10.478118     11,322,288         -1.99%
                                             1.00%           710,234      10.468109      7,434,807         -2.04%
                                             1.05%           345,609      10.458120      3,614,420         -2.09%
                                             1.10%            17,542       9.813933        172,156         -1.86%  05/03/99
                                             1.15%             4,162       9.810644         40,832         -1.89%  05/03/99
                                             1.20%               626       9.807349          6,139         -1.93%  05/03/99
                                             1.25%             5,985       9.804059         58,677         -1.96%  05/03/99
                                             1.30%           264,079      11.362789      3,000,674         -2.34%
                                             1.40%         3,487,829      11.326409     39,504,578         -2.43%
                                             1.45%            66,670      10.613518        707,603         -2.48%
                                             1.50%            19,058      10.601902        202,051         -2.53%
  1998 ................................      0.95%           398,436      10.690813      4,259,605          6.91% 02/09/98
                                             1.00%           520,809      10.686005      5,565,368          6.86% 02/09/98
                                             1.05%           163,774      10.681197      1,749,302          6.81% 02/09/98
                                             1.30%           252,952      11.634559      2,942,985          7.43%
                                             1.40%         3,388,904      11.609070     39,342,024          7.32%
                                             1.45%            10,876      10.883913        118,373          7.27%
                                             1.50%             6,850      10.877515         74,511          7.21%
  1997 ................................      1.30%           179,575      10.829778      1,944,757          7.64%
                                             1.40%         2,454,357      10.817010     26,548,804          7.53%
                                             1.50%             4,398      10.145651         44,621          1.46% 11/03/97

Fidelity(R) VIP Fund III - Aggressive
Growth Portfolio: Service Class
  2001 ................................      0.95%            13,496       9.189889        124,027         -8.10% 01/02/01
                                             1.00%             4,015       9.185260         36,879         -8.15% 01/02/01
                                             1.05%             5,773       9.180625         53,000         -8.19% 01/02/01
                                             0.95% EV***       8,221       9.146429         75,193         -8.54% 01/02/01
                                             1.60% EV***       3,048       9.086433         27,695         -9.14% 01/02/01

Fidelity(R) VIP Fund III - Aggressive
Growth Portfolio: Service Class 2
  2001 ................................      0.95%            25,683       9.134111        234,591         -8.66% 01/02/01
                                             1.00%             4,944       9.129517         45,136         -8.70% 01/02/01
                                             1.10%            17,886       9.120319        163,126         -8.80% 01/02/01
                                             1.15%             2,385       9.115723         21,741         -8.84% 01/02/01
                                             1.20%               794       9.111125          7,234         -8.89% 01/02/01
                                             1.25%               837       9.106521          7,622         -8.93% 01/02/01
                                             1.30%               391       9.101935          3,559         -8.98% 01/02/01
                                             1.35%               113       9.097328          1,028         -9.03% 01/02/01
                                             1.40%             2,264       9.092738         20,586         -9.07% 01/02/01
                                             1.45%                94       9.088147            854         -9.12% 01/02/01
                                             1.50%               372       9.083545          3,379         -9.16% 01/02/01
                                             1.55%               188       9.078951          1,707         -9.21% 01/02/01
                                             1.65%               101       9.069748            916         -9.30% 01/02/01
                                             1.95%                51       9.042161            461         -9.58% 01/02/01
                                             0.95% EV***      49,153       9.090730        446,837         -9.09% 01/02/01
                                             1.00% EV***       7,581       9.086143         68,882         -9.14% 01/02/01
                                             1.05% EV***         436       9.081554          3,960         -9.18% 01/02/01
                                             1.10% EV***      21,260       9.076973        192,976         -9.23% 01/02/01
                                             1.15% EV***       9,121       9.072380         82,749         -9.28% 01/02/01
                                             1.20% EV***         437       9.067803          3,963         -9.32% 01/02/01
                                             1.25% EV***       1,436       9.063209         13,015         -9.37% 01/02/01

                                                                     (Continued)

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.35% EV***          27       9.054033            244         -9.46% 01/02/01
                                             1.40% EV***         225       9.049447          2,036         -9.51% 01/02/01
                                             1.65% EV***       3,140       9.026513         28,343         -9.73% 01/02/01

Fidelity(R) VIP Fund III - Balanced
Portfolio: Initial Class
  2001 ................................      1.30%           563,286      16.183050      9,115,686         -2.86%
                                             1.40%         4,900,704      16.068810     78,748,481         -2.96%
                                             1.45%            38,648      11.225264        433,834         -3.01%
                                             1.50%            24,064      11.201595        269,555         -3.06%
  2000 ................................      1.30%           622,545      16.660326     10,371,803         -5.54%
                                             1.40%         5,872,179      16.559606     97,240,971         -5.63%
                                             1.45%            61,102      11.574021        707,196         -5.68%
                                             1.50%            23,036      11.555522        266,193         -5.73%
  1999 ................................      1.30%           849,245      17.636796     14,977,961          3.19%
                                             1.40%         7,788,648      17.547850    136,674,027          3.08%
                                             1.45%           102,797      12.270926      1,261,414          3.03%
                                             1.50%            22,552      12.257491        276,431          2.98%
  1998 ................................      1.30%           917,890      17.091747     15,688,344         16.11%
                                             1.40%         8,755,609      17.022798    149,044,963         15.99%
                                             1.45%            70,479      11.909803        839,391         15.94%
                                             1.50%             8,804      11.902806        104,792         15.88%
  1997 ................................      1.30%           892,614      14.720075     13,139,345         20.60%
                                             1.40%         8,800,311      14.675543    129,149,342         20.47%
                                             1.45%             8,383      10.272783         86,117          2.73% 11/03/97
                                             1.50%             1,363      10.271954         14,001          2.72% 11/03/97

Fidelity(R) VIP Fund III - Balanced
Portfolio: Service Class
  2001 ................................      0.95%         1,011,363      10.814571     10,937,457         -2.66%
                                             1.00%           906,349      10.793354      9,782,546         -2.71%
                                             1.05%           160,728      10.772159      1,731,388         -2.76%
                                             1.10%            19,383       8.983020        174,118         -2.81%
                                             1.15%             8,911       8.970919         79,940         -2.86%
                                             1.20%             1,650       8.958831         14,782         -2.91%
                                             1.25%             1,707       8.946767         15,272         -2.96%
                                             1.40%             6,969       8.910614         62,098         -3.11%
                                             1.45%               326       8.898573          2,901         -3.16%
                                             1.50%             2,529       8.886561         22,474         -3.21%
                                             0.95% EV***       6,671       9.440356         62,977         -3.13%
                                             1.00% EV***       8,768       9.426201         82,649         -3.18%
  2000 ................................      0.95%         1,066,956      11.110424     11,854,334         -5.29%
                                             1.00%           988,942      11.094249     10,971,569         -5.34%
                                             1.05%           185,556      11.078106      2,055,609         -5.38%
                                             1.10%            32,694       9.242848        302,186         -5.43%
                                             1.15%             6,834       9.235097         63,113         -5.48%
                                             1.20%               745       9.227351          6,874         -5.53%
                                             1.25%             1,707       9.219609         15,738         -5.57%
                                             1.40%             6,969       9.196411         64,090         -5.72%
                                             1.45%               326       9.188680          2,996         -5.76%
                                             1.50%             2,529       9.180959         23,219         -5.81%
                                             0.95% EV***      10,139       9.745711         98,812         -3.64% 01/21/00
                                             1.00% EV***       8,859       9.736067         86,252         -3.69% 01/21/00

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  1999 ................................      0.95%         1,089,824      11.730743     12,784,445          3.44%
                                             1.00%           953,953      11.719556     11,179,906          3.38%
                                             1.05%           204,340      11.708369      2,392,488          3.33%
                                             1.10%            13,284       9.773610        129,833         -2.26% 05/03/99
                                             1.15%             8,159       9.770329         79,716         -2.30% 05/03/99
                                             1.20%               257       9.767051          2,510         -2.33% 05/03/99
                                             1.25%             1,633       9.763773         15,944         -2.36% 05/03/99
                                             1.40%             3,154       9.753925         30,764         -2.46% 05/03/99
                                             1.45%               115       9.750647          1,121         -2.49% 05/03/99
  1998 ................................      0.95%           421,888      11.340963      4,784,616         13.41% 02/09/98
                                             1.00%           320,888      11.335864      3,637,543         13.36% 02/09/98
                                             1.05%            99,431      11.330772      1,126,630         13.31% 02/09/98

Fidelity(R) VIP Fund III - Balanced
Portfolio: Service Class 2
  2001 ................................      0.95%           191,331       9.339561      1,786,948         -2.81%
                                             1.00%           136,904       9.331703      1,277,547         -2.86%
                                             1.05%             9,191       9.323847         85,695         -2.91%
                                             1.10%            70,419       9.315980        656,022         -2.96%
                                             1.15%            20,361       9.308152        189,523         -3.01%
                                             1.20%             8,988       9.300292         83,591         -3.06%
                                             1.25%            25,031       9.292439        232,599         -3.10%
                                             1.30%               846       9.284604          7,855         -3.15%
                                             1.35%             7,676       9.276764         71,208         -3.20%
                                             1.40%            15,251       9.268926        141,360         -3.25%
                                             1.45%             1,306       9.261102         12,095         -3.30%
                                             1.50%             9,570       9.253257         88,554         -3.35%
                                             1.55%             4,100       9.245426         37,906         -3.40%
                                             1.60%             2,815       9.237597         26,004         -3.45%
                                             1.65%             2,761       9.229781         25,483         -3.50%
                                             1.70%             1,964       9.221950         18,112         -3.55%
                                             1.75%                72       9.214134            663         -3.60%
                                             1.80%               157       9.206319          1,445         -3.65%
                                             1.95%                75       9.182880            689         -3.80%
                                             0.95% EV***     166,985       8.907331      1,487,391         -3.28%
                                             1.00% EV***     305,967       8.895252      2,721,654         -3.33%
                                             1.05% EV***       4,760       8.883173         42,284         -3.38%
                                             1.10% EV***     163,111       8.871100      1,446,974         -3.43%
                                             1.15% EV***      68,947       8.859065        610,806         -3.48%
                                             1.20% EV***       5,660       8.847020         50,074         -3.53%
                                             1.25% EV***       2,658       8.834986         23,483         -3.58%
                                             1.30% EV***       3,208       8.822974         28,304         -3.62%
                                             1.35% EV***         845       8.810962          7,445         -3.67%
                                             1.40% EV***       1,898       8.798961         16,700         -3.72%
                                             1.45% EV***       3,361       8.786990         29,533         -3.77%
                                             1.55% EV***       3,583       8.763033         31,398         -3.87%
  2000 ................................      0.95%            88,470       9.609431        850,146         -3.91% 05/01/00
                                             1.00%            90,572       9.606225        870,055         -3.94% 05/01/00
                                             1.05%             4,993       9.603019         47,948         -3.97% 05/01/00
                                             1.10%             9,499       9.599804         91,189         -4.00% 05/01/00
                                             1.15%             2,736       9.596605         26,256         -4.03% 05/01/00
                                             1.20%             4,889       9.593396         46,902         -4.07% 05/01/00
                                             1.25%             5,498       9.590173         52,727         -4.10% 05/01/00
                                             1.35%                28       9.583762            268         -4.16% 05/01/00


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.40%               323       9.580552          3,095         -4.19% 05/01/00
                                             1.45%               759       9.577347          7,269         -4.23% 05/01/00
                                             1.50%             1,175       9.574134         11,250         -4.26% 05/01/00
                                             1.70%             1,152       9.561266         11,015         -4.39% 05/01/00
                                             1.80%                92       9.554841            879         -4.45% 05/01/00
                                             0.95% EV***      52,824       9.209289        486,471         -4.19% 05/01/00
                                             1.00% EV***     179,677       9.201496      1,653,297         -4.23% 05/01/00
                                             1.05% EV***       3,182       9.193692         29,254         -4.26% 05/01/00
                                             1.10% EV***      10,234       9.185896         94,008         -4.29% 05/01/00
                                             1.15% EV***       4,076       9.178128         37,410         -4.32% 05/01/00
                                             1.20% EV***         744       9.170331          6,823         -4.35% 05/01/00
                                             1.40% EV***         652       9.139224          5,959         -4.48% 05/01/00
                                             1.45% EV***       3,660       9.131470         33,421         -4.52% 05/01/00

Fidelity(R) VIP Fund III - Dynamic
Capital Appreciation Fund: Service
Class
  2001 ................................      0.95%            93,306       6.173069        575,984        -29.29%
                                             1.00%            27,051       6.169162        166,882        -29.32%
                                             1.20%               180       6.153578          1,108        -29.47%
                                             1.40%               554       6.138007          3,400        -29.61%
                                             0.95% EV***       1,924       5.974583         11,495        -29.78%
                                             1.00% EV***       2,327       5.970736         13,894        -29.81%
  2000 ................................      0.95%            39,433       8.729886        344,246        -12.70% 10/02/00
                                             1.00%            19,721       8.728825        172,141        -12.71% 10/02/00
                                             0.95% EV***         993       8.507907          8,448        -12.81% 10/02/00
                                             1.00% EV***       2,684       8.506791         22,832        -12.82% 10/02/00

Fidelity(R) VIP Fund III - Dynamic
Capital Appreciation Fund:
Service Class 2
  2001 ................................      0.95%           102,698       6.173063        633,961        -29.29%
                                             1.00%            27,671       6.169168        170,707        -29.32%
                                             1.05%             5,402       6.165263         33,305        -29.36%
                                             1.10%            29,104       6.161373        179,321        -29.40%
                                             1.15%             8,576       6.157480         52,807        -29.43%
                                             1.20%             3,480       6.153576         21,414        -29.47%
                                             1.25%               777       6.149688          4,778        -29.50%
                                             1.35%                98       6.141898            602        -29.58%
                                             1.40%            10,748       6.138005         65,971        -29.61%
                                             1.45%             1,179       6.134116          7,232        -29.65%
                                             1.50%             6,548       6.130220         40,141        -29.68%
                                             1.55%             1,109       6.126326          6,794        -29.72%
                                             1.60%               743       6.122437          4,549        -29.76%
                                             1.65%             1,466       6.118558          8,970        -29.79%
                                             1.75%             5,896       6.110762         36,029        -29.86%
                                             1.85%               179       6.102986          1,092        -29.94%
                                             0.95% EV***      92,875       5.974554        554,887        -29.78%
                                             1.00% EV***      93,806       5.970706        560,088        -29.81%
                                             1.05% EV***       1,120       5.966858          6,683        -29.85%
                                             1.10% EV***      36,373       5.963007        216,892        -29.88%
                                             1.15% EV***      23,205       5.959173        138,283        -29.92%
                                             1.20% EV***       7,086       5.955324         42,199        -29.96%
                                             1.25% EV***       7,117       5.951481         42,357        -29.99%
                                             1.35% EV***          74       5.943784            440        -30.06%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.40% EV***         849       5.939955          5,043        -30.10%
                                             1.45% EV***          94       5.936108            558        -30.14%
                                             1.65% EV***         598       5.920754          3,541        -30.28%
  2000 ................................      0.95%             9,002       8.729884         78,586        -12.70% 10/02/00
                                             1.00%            11,952       8.728826        104,327        -12.71% 10/02/00
                                             1.05%               343       8.727758          2,994        -12.72% 10/02/00
                                             1.10%                24       8.726696            209        -12.73% 10/02/00
                                             1.20%             2,091       8.724565         18,243        -12.75% 10/02/00
                                             1.45%             1,179       8.719240         10,280        -12.81% 10/02/00
                                             1.50%               381       8.718171          3,322        -12.82% 10/02/00
                                             0.95% EV***      32,201       8.507905        273,963        -14.92% 09/25/00
                                             1.00% EV***      57,911       8.506788        492,637        -14.93% 09/25/00
                                             1.05% EV***       2,288       8.505666         19,461        -14.94% 09/25/00
                                             1.10% EV***       5,231       8.504545         44,487        -14.95% 09/25/00
                                             1.15% EV***       5,390       8.503426         45,833        -14.97% 09/25/00
                                             1.20% EV***       6,537       8.502305         55,580        -14.98% 09/25/00
                                             1.25% EV***       6,026       8.501183         51,228        -14.99% 09/25/00

Fidelity(R) VIP Fund III - Growth &
Income Portfolio: Initial Class
  2001 ................................      1.30%           265,577      14.597964      3,876,883         -9.94%
                                             1.40%         2,911,676      14.524988     42,292,059        -10.03%
                                             1.45%           132,560      12.211208      1,618,718        -10.08%
                                             1.50%            40,331      12.185475        491,452        -10.12%
  2000 ................................      1.30%           287,763      16.209245      4,664,421         -4.86%
                                             1.40%         3,385,092      16.144665     54,651,176         -4.96%
                                             1.45%           154,167      13.579820      2,093,560         -5.01%
                                             1.50%            41,235      13.558120        559,069         -5.05%
  1999 ................................      1.30%           284,635      17.037809      4,849,557          7.75%
                                             1.40%         3,863,839      16.987037     65,635,176          7.64%
                                             1.45%           153,521      14.295582      2,194,672          7.59%
                                             1.50%            41,588      14.279936        593,874          7.53%
  1998 ................................      1.30%           183,154      15.812524      2,896,127         27.91%
                                             1.40%         3,344,233      15.781386     52,776,632         27.78%
                                             1.45%           117,575      13.287693      1,562,301         27.71%
                                             1.50%             9,027      13.279886        119,878         27.65%
  1997 ................................      1.30%            91,747      12.362549      1,134,227         23.63% 01/20/97
                                             1.40%         2,011,372      12.350709     24,841,870         23.51% 01/20/97
                                             1.45%             6,119      10.404380         63,664          4.04% 11/03/97
                                             1.50%             3,430      10.403545         35,684          4.04% 11/03/97

Fidelity(R) VIP Fund III - Growth &
Income Portfolio: Service Class
  2001 ................................      0.95%         1,800,094      11.529603     20,754,369         -9.72%
                                             1.00%         2,006,623      11.506965     23,090,141         -9.77%
                                             1.05%           407,990      11.484381      4,685,513         -9.81%
                                             1.10%            39,135       8.638736        338,077         -9.86%
                                             1.15%            44,926       8.627103        387,581         -9.90%
                                             1.20%             8,390       8.615493         72,284         -9.95%
                                             1.25%             6,788       8.603875         58,403        -10.00%
                                             1.30%               904       8.592265          7,767        -10.04%
                                             1.40%            11,190       8.569097         95,888        -10.13%
                                             1.45%            24,151       8.557520        206,673        -10.18%
                                             1.50%               799       8.545956          6,828        -10.23%
                                             0.95% EV***      31,070       9.244551        287,228        -10.18%
                                             1.00% EV***      49,310       9.230688        455,165        -10.22%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
  2000 ................................      0.95%         2,032,468      12.771052     25,956,755         -4.60%
                                             1.00%         2,285,543      12.752459     29,146,293         -4.65%
                                             1.05%           455,772      12.733906      5,803,758         -4.70%
                                             1.10%            51,939       9.583526        497,759         -4.75%
                                             1.15%            47,976       9.575498        459,394         -4.79%
                                             1.20%             9,694       9.567480         92,747         -4.84%
                                             1.25%             6,285       9.559452         60,081         -4.89%
                                             1.30%               914       9.551417          8,730         -4.94%
                                             1.40%            12,851       9.535389        122,539         -5.03%
                                             1.45%            25,912       9.527370        246,873         -5.08%
                                             1.50%               974       9.519356          9,272         -5.13%
                                             0.95% EV***      32,298      10.292096        332,414         -2.69% 01/21/00
                                             1.00% EV***      53,368      10.281918        548,725         -2.74% 01/21/00
  1999 ................................      0.95%         1,715,998      13.387303     22,972,585          8.03%
                                             1.00%         2,201,561      13.374521     29,444,824          7.97%
                                             1.05%           448,328      13.361770      5,990,456          7.92%
                                             1.10%            15,029      10.061118        151,209          0.61% 05/03/99
                                             1.15%            32,590      10.057746        327,782          0.58% 05/03/99
                                             1.20%             5,170      10.054379         51,981          0.54% 05/03/99
                                             1.25%             3,518      10.051000         35,359          0.51% 05/03/99
                                             1.30%               173      10.047615          1,738          0.48% 05/03/99
                                             1.40%             6,204      10.040866         62,294          0.41% 05/03/99
                                             1.45%               284      10.037482          2,851          0.37% 05/03/99
                                             1.50%               530      10.034112          5,318          0.34% 05/03/99
  1998 ................................      0.95%           622,486      12.392371      7,714,077         23.92% 02/09/98
                                             1.00%           704,858      12.386801      8,730,936         23.87% 02/09/98
                                             1.05%           154,651      12.381235      1,914,770         23.81% 02/09/98

Fidelity(R) VIP Fund III - Growth & Income
Portfolio: Service Class 2
  2001 ................................      0.95%           395,692       8.856439      3,504,422         -9.88%
                                             1.00%           262,477       8.848996      2,322,658         -9.92%
                                             1.05%            35,057       8.841534        309,958         -9.97%
                                             1.10%           128,141       8.834091      1,132,009        -10.01%
                                             1.15%            31,580       8.826630        278,745        -10.06%
                                             1.20%            22,086       8.819213        194,781        -10.11%
                                             1.25%            44,878       8.811766        395,454        -10.15%
                                             1.30%             3,422       8.804323         30,128        -10.20%
                                             1.35%             5,495       8.796886         48,339        -10.24%
                                             1.40%            10,388       8.789444         91,305        -10.29%
                                             1.45%             5,662       8.782013         49,724        -10.33%
                                             1.50%             4,057       8.774593         35,599        -10.38%
                                             1.55%             1,408       8.767150         12,344        -10.43%
                                             1.60%               945       8.759735          8,278        -10.47%
                                             1.65%               280       8.752315          2,451        -10.52%
                                             1.75%             2,124       8.737483         18,558        -10.61%
                                             0.95% EV***     315,120       8.552056      2,694,924        -10.33%
                                             1.00% EV***     520,891       8.540442      4,448,639        -10.38%
                                             1.05% EV***      15,866       8.528847        135,319        -10.43%
                                             1.10% EV***     182,430       8.517277      1,553,807        -10.47%
                                             1.15% EV***      46,778       8.505710        397,880        -10.52%
                                             1.20% EV***      13,922       8.494147        118,256        -10.56%
                                             1.25% EV***      13,815       8.482572        117,187        -10.61%

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
                                             1.30% EV***         718       8.471044          6,082        -10.65%
                                             1.35% EV***       1,101       8.459509          9,314        -10.70%
                                             1.45% EV***       8,167       8.436483         68,901        -10.79%
                                             1.55% EV***       3,796       8.413478         31,938        -10.88%
                                             1.65% EV***       9,235       8.390522         77,486        -10.97%
                                             1.80% EV***         368       8.356161          3,075        -11.11%
  2000 ................................      0.95%           192,590       9.827003      1,892,583         -1.73% 05/01/00
                                             1.00%           201,030       9.823730      1,974,864         -1.76% 05/01/00
                                             1.05%            17,342       9.820444        170,306         -1.80% 05/01/00
                                             1.10%            64,054       9.817168        628,829         -1.83% 05/01/00
                                             1.15%            12,656       9.813882        124,204         -1.86% 05/01/00
                                             1.20%            11,400       9.810607        111,841         -1.89% 05/01/00
                                             1.25%            12,147       9.807331        119,130         -1.93% 05/01/00
                                             1.30%             1,140       9.804049         11,177         -1.96% 05/01/00
                                             1.35%               794       9.800774          7,782         -1.99% 05/01/00
                                             1.40%             2,589       9.797476         25,366         -2.03% 05/01/00
                                             1.45%             5,712       9.794199         55,944         -2.06% 05/01/00
                                             1.50%               363       9.790913          3,554         -2.09% 05/01/00
                                             0.95% EV***     153,206       9.537652      1,461,226         -2.02% 05/01/00
                                             1.00% EV***     381,316       9.529576      3,633,780         -2.05% 05/01/00
                                             1.05% EV***      16,047       9.521506        152,792         -2.09% 05/01/00
                                             1.10% EV***      79,125       9.513449        752,752         -2.12% 05/01/00
                                             1.15% EV***      18,405       9.505387        174,947         -2.15% 05/01/00
                                             1.20% EV***       7,059       9.497338         67,042         -2.18% 05/01/00
                                             1.25% EV***       6,204       9.489252         58,871         -2.22% 05/01/00
                                             1.35% EV***         967       9.473162          9,161         -2.28% 05/01/00
                                             1.45% EV***       5,608       9.457062         53,035         -2.35% 05/01/00
                                             1.55% EV***         758       9.440975          7,156         -2.41% 05/01/00

Fidelity(R) VIP Fund III - Growth
Opportunities Portfolio: Initial Class
  2001 ................................      1.30%         1,584,827      17.141409     27,166,168        -15.54%
                                             1.40%        13,321,722      17.020363    226,740,544        -15.63%
                                             1.45%           250,183       9.039693      2,261,578        -15.67%
                                             1.50%           135,413       9.020627      1,221,510        -15.71%
  2000 ................................      1.30%         2,009,368      20.295498     40,781,124        -18.14%
                                             1.40%        17,833,598      20.172772    359,753,106        -18.22%
                                             1.45%           328,826      10.719454      3,524,835        -18.26%
                                             1.50%           147,881      10.702308      1,582,668        -18.31%
  1999 ................................      1.30%         2,889,225      24.792904     71,632,278          2.92%
                                             1.40%        25,447,799      24.667851    627,742,514          2.81%
                                             1.45%           464,485      13.114680      6,091,572          2.76%
                                             1.50%           161,121      13.100322      2,110,737          2.71%
  1998 ................................      1.30%         3,147,708      24.090333     75,829,334         23.00%
                                             1.40%        28,914,698      23.993138    693,754,339         22.87%
                                             1.45%           341,678      12.762442      4,360,646         22.81%
                                             1.50%           118,332      12.754941      1,509,318         22.75%
  1997 ................................      1.30%         2,970,697      19.586347     58,185,102         28.26%
                                             1.40%        28,669,316      19.527096    559,828,486         28.13%
                                             1.45%            39,914      10.392122        414,791          3.92% 11/03/97
                                             1.50%             8,780      10.391285         91,235          3.91% 11/03/97


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
Fidelity(R) VIP Fund III - Growth
Opportunities Portfolio: Service Class
  2001 ................................      0.95%         3,222,422       8.563313     27,594,608        -15.26%
                                             1.00%         2,843,997       8.546493     24,306,200        -15.30%
                                             1.05%           499,198       8.529705      4,258,012        -15.34%
                                             1.10%            73,522       6.868704        505,001        -15.39%
                                             1.15%            58,798       6.859446        403,322        -15.43%
                                             1.20%            13,084       6.850214         89,628        -15.47%
                                             1.25%             6,482       6.840964         44,343        -15.51%
                                             1.30%             1,663       6.831736         11,361        -15.56%
                                             1.40%            41,198       6.813290        280,694        -15.64%
                                             1.45%            34,763       6.804087        236,530        -15.69%
                                             1.50%             3,815       6.794882         25,922        -15.73%
                                             0.95% EV***      42,937       7.064734        303,338        -15.75%
                                             1.00% EV***      29,894       7.054123        210,876        -15.80%
                                             1.05% EV***         941       7.043536          6,628        -15.84%
                                             1.10% EV***       2,170       7.032958         15,262        -15.88%
                                             1.15% EV***       3,154       7.022393         22,149        -15.93%
                                             1.20% EV***         602       7.011821          4,221        -15.97%
                                             1.25% EV***       1,422       7.001277          9,956        -16.01%
  2000 ................................      0.95%         3,980,106      10.104959     40,218,808        -17.96%
                                             1.00%         3,559,493      10.090239     35,916,135        -18.00%
                                             1.05%           655,245      10.075545      6,601,950        -18.04%
                                             1.10%           103,519       8.117650        840,331        -18.08%
                                             1.15%            65,698       8.110845        532,866        -18.13%
                                             1.20%            15,299       8.104048        123,984        -18.17%
                                             1.25%             8,991       8.097237         72,802        -18.21%
                                             1.30%             1,674       8.090436         13,543        -18.25%
                                             1.40%            40,601       8.076838        327,928        -18.33%
                                             1.45%            36,263       8.070054        292,644        -18.37%
                                             1.50%             2,900       8.063257         23,383        -18.41%
                                             0.95% EV***      43,752       8.385906        366,900        -15.47% 01/21/00
                                             1.00% EV***      31,922       8.377594        267,430        -15.51% 01/21/00
                                             1.05% EV***         941       8.369304          7,876        -15.55% 01/21/00
                                             1.10% EV***       1,771       8.361014         14,807        -15.59% 01/21/00
                                             1.15% EV***       3,154       8.352731         26,345        -15.63% 01/21/00
                                             1.20% EV***         640       8.344440          5,340        -15.67% 01/21/00
                                             1.25% EV***       1,499       8.336162         12,496        -15.71% 01/21/00
  1999 ................................      0.95%         3,968,982      12.317183     48,886,678          3.19%
                                             1.00%         3,704,929      12.305429     45,590,741          3.14%
                                             1.05%           724,460      12.293685      8,906,283          3.09%
                                             1.10%            19,408       9.909749        192,328         -0.90% 05/03/99
                                             1.15%            30,958       9.906423        306,683         -0.94% 05/03/99
                                             1.20%             6,904       9.903104         68,371         -0.97% 05/03/99
                                             1.25%             2,972       9.899770         29,422         -1.00% 05/03/99
                                             1.30%               531       9.896444          5,255         -1.04% 05/03/99
                                             1.40%            19,140       9.889792        189,291         -1.10% 05/03/99
                                             1.45%             3,120       9.886469         30,846         -1.14% 05/03/99
                                             1.50%               648       9.883134          6,404         -1.17% 05/03/99
  1998 ................................      0.95%         1,746,629      11.936099     20,847,937         19.36% 02/09/98
                                             1.00%         1,727,652      11.930730     20,612,150         19.31% 02/09/98
                                             1.05%           384,081      11.925368      4,580,307         19.25% 02/09/98

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
Fidelity(R) VIP Fund III - Growth
Opportunities Portfolio: Service Class 2
  2001 ................................      0.95%           349,911       7.192853      2,516,858        -15.46%
                                             1.00%           311,770       7.186798      2,240,628        -15.50%
                                             1.05%            15,424       7.180739        110,756        -15.54%
                                             1.10%           128,918       7.174692        924,947        -15.59%
                                             1.15%            13,238       7.168636         94,898        -15.63%
                                             1.20%            18,696       7.162591        133,912        -15.67%
                                             1.25%            10,647       7.156543         76,196        -15.71%
                                             1.30%             4,772       7.150507         34,122        -15.76%
                                             1.35%             1,232       7.144460          8,802        -15.80%
                                             1.40%             3,026       7.138417         21,601        -15.84%
                                             1.45%             6,438       7.132375         45,918        -15.89%
                                             1.50%             5,761       7.126334         41,055        -15.93%
                                             1.55%               336       7.120299          2,392        -15.97%
                                             1.60%               662       7.114268          4,710        -16.02%
                                             1.65%             2,104       7.108237         14,956        -16.06%
                                             1.75%                55       7.096176            390        -16.14%
                                             0.95% EV***     253,475       6.818583      1,728,340        -15.95%
                                             1.00% EV***     340,642       6.809318      2,319,540        -16.00%
                                             1.05% EV***       9,352       6.800072         63,594        -16.04%
                                             1.10% EV***     114,804       6.790828        779,614        -16.08%
                                             1.15% EV***      43,406       6.781591        294,362        -16.13%
                                             1.20% EV***       7,302       6.772361         49,452        -16.17%
                                             1.25% EV***      12,754       6.763137         86,257        -16.21%
                                             1.35% EV***         512       6.744727          3,453        -16.30%
                                             1.65% EV***       7,295       6.689669         48,801        -16.56%
                                             1.80% EV***         925       6.662242          6,163        -16.69%
  2000 ................................      0.95%           281,271       8.507865      2,393,016        -14.92% 05/01/00
                                             1.00%           228,130       8.505025      1,940,251        -14.95% 05/01/00
                                             1.05%            10,894       8.502185         92,623        -14.98% 05/01/00
                                             1.10%            75,111       8.499348        638,395        -15.01% 05/01/00
                                             1.15%            15,419       8.496504        131,008        -15.03% 05/01/00
                                             1.20%            11,894       8.493657        101,024        -15.06% 05/01/00
                                             1.25%             7,766       8.490822         65,940        -15.09% 05/01/00
                                             1.30%               632       8.487973          5,364        -15.12% 05/01/00
                                             1.35%               344       8.485135          2,919        -15.15% 05/01/00
                                             1.40%               872       8.482290          7,397        -15.18% 05/01/00
                                             1.45%             5,491       8.479448         46,561        -15.21% 05/01/00
                                             1.50%               575       8.476597          4,874        -15.23% 05/01/00
                                             1.65%                24       8.468056            203        -15.32% 05/01/00
                                             1.95%                59       8.450966            499        -15.49% 05/01/00
                                             0.95% EV***     173,728       8.112953      1,409,447        -15.20% 05/01/00
                                             1.00% EV***     225,390       8.106086      1,827,031        -15.22% 05/01/00
                                             1.05% EV***      11,853       8.099216         96,000        -15.25% 05/01/00
                                             1.10% EV***      51,485       8.092352        416,635        -15.28% 05/01/00
                                             1.15% EV***      26,215       8.085492        211,961        -15.31% 05/01/00
                                             1.20% EV***       5,770       8.078621         46,614        -15.34% 05/01/00
                                             1.25% EV***       7,594       8.071761         61,297        -15.37% 05/01/00

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
Fidelity(R) VIP Fund III - Mid Cap
Portfolio: Initial Class
  2001 ................................      1.30%           157,589      18.410920      2,901,358         -4.48%
  2000 ................................      1.30%           155,784      19.273552      3,002,511         31.98%
  1999 ................................      1.30%            18,466      14.603095        269,661          46.03% 01/11/99

Fidelity(R) VIP Fund III - Mid Cap
Portfolio: Service Class
  2001 ................................      0.95%           523,019      18.539590      9,696,558         -4.29%
                                             1.00%           618,068      18.511818     11,441,562         -4.34%
                                             1.05%           105,062      18.484070      1,941,973         -4.38%
                                             1.10%            11,159      17.042700        190,179         -4.43%
                                             1.15%             2,262      17.019769         38,499         -4.48%
                                             1.20%             1,158      16.996856         19,682         -4.53%
                                             1.25%             2,917      16.973973         49,513         -4.58%
                                             1.40%               705      16.905393         11,918         -4.72%
                                             1.45%             4,372      16.882585         73,811         -4.77%
                                             1.50%             1,227      16.859788         20,687         -4.82%
                                             0.95% EV***       7,412      18.405714        136,423         -4.72%
                                             1.00% EV***      44,691      18.378170        821,339         -4.77%
                                             1.05% EV***         173      18.350632          3,175         -4.82%
                                             1.10% EV***       3,399      18.323162         62,280         -4.86%
                                             1.15% EV***       3,663      18.295701         67,017         -4.91%
                                             1.25% EV***         819      18.240841         14,939         -5.01%
                                             1.60% EV***       1,607      18.049708         29,006         -5.35%
  2000 ................................      0.95%           559,878      19.369905     10,844,784         32.27%
                                             1.00%           672,960      19.350718     13,022,259         32.21%
                                             1.05%           113,769      19.331537      2,199,330         32.14%
                                             1.10%            12,127      17.833141        216,263         32.08%
                                             1.15%             2,300      17.818211         40,982         32.01%
                                             1.20%             1,956      17.803282         34,823         31.94%
                                             1.25%             4,077      17.788368         72,523         31.88%
                                             1.30%               591      17.773446         10,504         31.81%
                                             1.40%               885      17.743624         15,703         31.68%
                                             1.45%             5,061      17.728734         89,725         31.61%
                                             1.50%             1,227      17.713831         21,735         31.54%
                                             0.95% EV***      20,276      19.317321        391,678         20.24% 01/21/00
                                             1.00% EV***      45,669      19.298258        881,332         20.19% 01/21/00
                                             1.05% EV***         173      19.279187          3,335         20.13% 01/21/00
                                             1.10% EV***       3,500      19.260157         67,411         20.07% 01/21/00
                                             1.15% EV***       3,663      19.241124         70,480         20.02% 01/21/00
                                             1.25% EV***         863      19.203060         16,572         19.90% 01/21/00
                                             1.30% EV***       2,700      19.184050         51,797         19.84% 01/21/00
  1999 ................................      0.95%           109,979      14.643713      1,610,501         46.44% 01/11/99
                                             1.00%           148,436      14.636558      2,172,592         46.37% 01/11/99
                                             1.05%            32,685      14.629390        478,162         46.29% 01/11/99
                                             1.10%                77      13.502242          1,040         35.02% 05/03/99
                                             1.20%               530      13.493199          7,151         34.93% 05/03/99
                                             1.25%                42      13.488675            567         34.89% 05/03/99
                                             1.45%             1,246      13.470580         16,784         34.71% 05/03/99
                                             1.50%                85      13.466052          1,145         34.66% 05/03/99

                                           CONTRACT                         UNIT        CONTRACT           TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE  OWNERS' EQUITY       RETURN**
                                        -------------     ---------      ----------  --------------      ----------
Fidelity(R) VIP Fund III - Mid Cap
Portfolio: Service Class 2
  2001 ................................      0.95%           471,930      10.682634      5,041,455         -4.44%
                                             1.00%           247,039      10.673646      2,636,807         -4.49%
                                             1.05%            13,478      10.664665        143,738         -4.53%
                                             1.10%           210,982      10.655681      2,248,157         -4.58%
                                             1.15%            52,151      10.646714        555,237         -4.63%
                                             1.20%            19,671      10.637734        209,255         -4.68%
                                             1.25%            24,160      10.628769        256,791         -4.73%
                                             1.30%             3,155      10.619809         33,505         -4.78%
                                             1.35%             5,227      10.610836         55,463         -4.83%
                                             1.40%            33,025      10.601873        350,127         -4.87%
                                             1.45%            26,805      10.592911        283,943         -4.92%
                                             1.50%            13,175      10.583952        139,444         -4.97%
                                             1.55%            12,542      10.575013        132,632         -5.02%
                                             1.60%               687      10.566070          7,259         -5.07%
                                             1.65%             5,451      10.557109         57,547         -5.12%
                                             1.70%             4,253      10.548182         44,861         -5.16%
                                             1.75%             5,178      10.539238         54,572         -5.21%
                                             1.80%             1,244      10.530306         13,100         -5.26%
                                             1.85%               166      10.521373          1,747         -5.31%
                                             2.05%               335      10.485654          3,513         -5.50%
                                             0.95% EV***     286,654      16.988895      4,869,935         -4.87%
                                             1.00% EV***     327,885      16.965892      5,562,861         -4.92%
                                             1.05% EV***      14,857      16.942887        251,720         -4.97%
                                             1.10% EV***     141,190      16.919920      2,388,924         -5.02%
                                             1.15% EV***      51,332      16.896971        867,355         -5.06%
                                             1.20% EV***      14,077      16.874029        237,536         -5.11%
                                             1.25% EV***       8,907      16.851129        150,093         -5.16%
                                             1.30% EV***         307      16.828239          5,166         -5.21%
                                             1.35% EV***       1,073      16.805351         18,032         -5.26%
                                             1.40% EV***         416      16.782490          6,982         -5.31%
                                             1.45% EV***         513      16.759679          8,598         -5.35%
                                             1.50% EV***         128      16.736860          2,142         -5.40%
                                             1.55% EV***       1,113      16.714061         18,603         -5.45%
                                             1.65% EV***       3,027      16.668534         50,456         -5.55%
                                             1.80% EV***         381      16.600377          6,325         -5.69%
  2000 ................................      0.95%           229,189      11.178625      2,562,018         11.79% 05/01/00
                                             1.00%           157,262      11.174896      1,757,386         11.75% 05/01/00
                                             1.05%            11,115      11.171169        124,168         11.71% 05/01/00
                                             1.10%            56,519      11.167442        631,173         11.67% 05/01/00
                                             1.15%            11,389      11.163719        127,144         11.64% 05/01/00
                                             1.20%            14,392      11.159988        160,615         11.60% 05/01/00
                                             1.25%             9,125      11.156253        101,801         11.56% 05/01/00
                                             1.30%             1,503      11.152532         16,762         11.53% 05/01/00
                                             1.35%             1,056      11.148798         11,773         11.49% 05/01/00
                                             1.40%             2,241      11.145061         24,976         11.45% 05/01/00
                                             1.45%            11,501      11.141333        128,136         11.41% 05/01/00
                                             1.50%               796      11.137589          8,866         11.38% 05/01/00
                                             1.55%             1,897      11.133863         21,121         11.34% 05/01/00
                                             1.65%               752      11.126391          8,367         11.26% 05/01/00
                                             1.70%             2,539      11.122665         28,240         11.23% 05/01/00
                                             1.80%                56      11.115190            622         11.15% 05/01/00


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           CONTRACT                         UNIT          CONTRACT         TOTAL
                                        EXPENSE RATE*       UNITS        FAIR VALUE    OWNERS' EQUITY     RETURN**
                                        -------------     ---------      ----------   ---------------    ----------
                                            1.95%               110      11.103976             1,221       11.04% 05/01/00
                                            0.95% EV***     121,297      17.858508         2,166,183       11.57% 05/01/00
                                            1.00% EV***     241,681      17.843436         4,312,419       11.54% 05/01/00
                                            1.05% EV***      13,467      17.828340           240,094       11.50% 05/01/00
                                            1.10% EV***      45,954      17.813263           818,591       11.46% 05/01/00
                                            1.15% EV***      20,908      17.798206           372,125       11.42% 05/01/00
                                            1.20% EV***       9,248      17.783129           164,458       11.39% 05/01/00
                                            1.25% EV***       2,972      17.768082            52,807       11.35% 05/01/00
                                            1.30% EV***       3,600      17.753024            63,911       11.31% 05/01/00
                                            1.35% EV***         917      17.737969            16,266       11.28% 05/01/00
                                            1.45% EV***         672      17.707888            11,900       11.20% 05/01/00
                                            1.55% EV***         434      17.677832             7,672       11.13% 05/01/00


2001 Reserves for annuity contracts in payout phase:
  Tax qualified ......................................................                        78,508
  Non-tax qualified ..................................................                       294,420
                                                                                      --------------
2001 Contract owners' equity .....................................                    $1,725,843,186
                                                                                      ==============

2000 Reserves for annuity contracts in payout phase:
  Tax qualified ......................................................                       137,255
  Non-tax qualified ..................................................                       416,642
                                                                                      --------------
2000 Contract owners' equity .....................................                    $2,060,057,497
                                                                                      ==============

1999 Reserves for annuity contracts in payout phase:
  Tax qualified ......................................................                        35,491
  Non-tax qualified ..................................................                       368,949
                                                                                      --------------
1999 Contract owners' equity .....................................                    $2,321,489,033
                                                                                      ==============

1998 Reserves for annuity contracts in payout phase:
  Tax qualified ......................................................                        42,282
  Non-tax qualified ..................................................                       184,309
                                                                                      --------------
1998 Contract owners' equity .....................................                    $1,820,312,727
                                                                                      ==============
1997 Reserves for annuity contracts in payout phase:
  Tax qualified ......................................................                        43,957
                                                                                      --------------
1997 Contract owners' equity .......................................                  $1,238,508,090
                                                                                      ==============

  * This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** The stated contract expense rate does not include the 45 basis point charge to the contract owner when the extra value option is selected. The total return presented includes the 45 basis point in addition to the stated contract expense rate.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Fidelity Advisor Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Columbus, Ohio
February 20, 2002

                               [LOGO] FIDELITY
                                      INVESTMENTS [R]

         Nationwide Life Insurance Company. Home Office: Columbus, Ohio Before investing, understand that variable annuities are not insured by the FDIC or any other government agency, are not bank deposits, and are not the obligation of, or guaranteed by, the financial institution where they are offered. Variable annuities involve investment risk, including the possible loss of principal.

     Nationwide(R) is a registered federal service mark of Nationwide Mutual
                               Insurance Company.


APO-2929-12/01